UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Item 1. Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments September 30, 2018 (unaudited)

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 96.5%
Auto Components | 3.0%
Aptiv PLC	566,070	$47,493,273
Beverages | 14.3%
Molson Coors Brewing Co., Class B	914,367	56,233,571
The Coca-Cola Co.	3,639,890	168,126,519
		224,360,090
Building Products | 4.0%
Armstrong World Industries, Inc. (*)	902,560	62,818,176
Chemicals | 2.2%
Sensient Technologies Corp.	449,325	34,377,856
Communications Equipment | 15.1%
Cisco Systems, Inc.	3,251,825	158,201,286
Motorola Solutions, Inc.	592,616	77,123,046
		235,324,332
Construction Materials | 4.7%
Vulcan Materials Co.	661,079	73,511,985
Health Care Equipment & Supplies | 9.7%
Medtronic PLC	1,533,935	150,893,186
Interactive Media & Services | 6.2%
Alphabet, Inc., Class A (*)	80,545	97,224,259
Internet & Direct Marketing Retail | 4.2%
eBay, Inc. (*)	2,004,465	66,187,434
IT Services | 3.0%
DXC Technology Co.	503,925	47,127,066
Machinery | 5.3%
Kennametal, Inc.	929,090	40,471,160
Wabtec Corp.	404,150	42,387,252
		82,858,412
Metals & Mining | 2.9%
Steel Dynamics, Inc.	986,001	44,557,385
Semiconductors & Semiconductor Equipment | 14.2%
Analog Devices, Inc.	1,740,180	160,897,043
Skyworks Solutions, Inc.	679,461	61,633,907
		222,530,950
Specialty Retail | 7.7%
AutoZone, Inc. (*)	61,242	47,505,420
Lowe’s Cos., Inc.	631,905	72,555,332
		120,060,752
Total Common Stocks (Cost $1,345,160,565)		1,509,325,156
Description	Shares	Fair Value
Short-Term Investments | 3.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $55,098,506)	55,098,506	$55,098,506
Total Investments | 100.0% (Cost $1,400,259,071)		$1,564,423,662
Cash and Other Assets in Excess of Liabilities | 0.0%		444,851
Net Assets | 100.0%		$1,564,868,513

Description	Shares	Fair Value
Lazard US Equity Select Portfolio
Common Stocks | 96.9%
Aerospace & Defense | 4.2%
Raytheon Co.	6,550	$1,353,623
United Technologies Corp.	16,075	2,247,446
		3,601,069
Auto Components | 0.6%
Aptiv PLC	6,120	513,468
Banks | 12.1%
Bank of America Corp.	63,100	1,858,926
Citizens Financial Group, Inc.	43,000	1,658,510
Comerica, Inc.	11,200	1,010,240
Commerce Bancshares, Inc.	17,900	1,181,758
Sterling Bancorp	35,250	775,500
SunTrust Banks, Inc.	33,200	2,217,428
Wells Fargo & Co.	33,500	1,760,760
		10,463,122
Beverages | 3.2%
The Coca-Cola Co.	60,150	2,778,328
Biotechnology | 0.6%
Biogen, Inc. (*)	1,515	535,265
Capital Markets | 2.7%
Intercontinental Exchange, Inc.	30,450	2,280,400
Communications Equipment | 4.5%
Cisco Systems, Inc.	49,825	2,423,986
Motorola Solutions, Inc.	6,935	902,521
Palo Alto Networks, Inc. (*)	2,550	574,413
		3,900,920
Construction Materials | 0.5%
Vulcan Materials Co.	3,835	426,452
Electrical Equipment | 3.1%
Eaton Corp. PLC	20,885	1,811,356
Rockwell Automation, Inc.	4,700	881,344
		2,692,700
Energy Equipment & Services | 2.0%
Halliburton Co.	13,700	555,261
Schlumberger, Ltd.	18,600	1,133,112
		1,688,373
Entertainment | 0.6%
Electronic Arts, Inc. (*)	4,465	537,988
Equity Real Estate Investment Trusts (REITs) | 1.4%
Prologis, Inc.	17,875	1,211,746
Health Care Equipment & Supplies | 4.9%
Danaher Corp.	11,725	1,274,039
Description	Shares	Fair Value
Medtronic PLC	30,250	$2,975,692
		4,249,731
Health Care Providers & Services | 2.4%
CVS Health Corp.	12,265	965,501
Humana, Inc.	3,115	1,054,490
		2,019,991
Hotels, Restaurants & Leisure | 3.6%
McDonald’s Corp.	10,840	1,813,423
Starbucks Corp.	23,270	1,322,667
		3,136,090
Household Products | 2.3%
The Procter & Gamble Co.	23,945	1,992,942
Industrial Conglomerates | 2.1%
Honeywell International, Inc.	10,823	1,800,947
Insurance | 1.6%
Aon PLC	8,905	1,369,411
Interactive Media & Services | 5.5%
Alphabet, Inc., Class A (*)	3,571	4,310,482
Alphabet, Inc., Class C (*)	340	405,780
		4,716,262
Internet & Direct Marketing Retail | 1.5%
eBay, Inc. (*)	38,945	1,285,964
IT Services | 4.1%
DXC Technology Co.	11,950	1,117,564
Visa, Inc., Class A	10,645	1,597,708
Worldpay, Inc., Class A (*)	7,725	782,311
		3,497,583
Life Sciences Tools & Services | 0.6%
Thermo Fisher Scientific, Inc.	2,075	506,466
Machinery | 1.7%
Deere & Co.	3,320	499,096
Gates Industrial Corp. PLC	23,200	452,400
Wabtec Corp.	5,100	534,888
		1,486,384
Multiline Retail | 0.7%
Dollar Tree, Inc. (*)	7,105	579,413
Oil, Gas & Consumable Fuels | 7.1%
Chevron Corp.	14,300	1,748,604
ConocoPhillips	24,245	1,876,563
EOG Resources, Inc.	13,855	1,767,482
Pioneer Natural Resources Co.	4,125	718,534
		6,111,183
Pharmaceuticals | 7.7%
Johnson & Johnson	22,480	3,106,062

Description	Shares	Fair Value
Lazard US Equity Select Portfolio (concluded)
Pfizer, Inc.	55,389	$2,440,993
Zoetis, Inc.	11,554	1,057,884
		6,604,939
Road & Rail | 1.2%
Norfolk Southern Corp.	5,675	1,024,338
Semiconductors & Semiconductor Equipment | 1.6%
Analog Devices, Inc.	14,913	1,378,856
Software | 5.3%
Microsoft Corp.	40,000	4,574,800
Specialty Retail | 2.3%
Lowe’s Cos., Inc.	17,325	1,989,256
Technology Hardware, Storage & Peripherals | 5.2%
Apple, Inc.	19,992	4,512,994
Total Common Stocks (Cost $68,346,303)		83,467,381
Short-Term Investments | 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $2,602,011)	2,602,011	2,602,011
Total Investments | 99.9% (Cost $70,948,314)		$86,069,392
Cash and Other Assets in Excess of Liabilities | 0.1%		88,120
Net Assets | 100.0%		$86,157,512

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 96.2%
Air Freight & Logistics | 0.8%
Echo Global Logistics, Inc. (*)	47,283	$1,463,409
Airlines | 1.4%
Alaska Air Group, Inc.	36,270	2,497,552
Auto Components | 1.0%
Modine Manufacturing Co. (*)	121,280	1,807,072
Banks | 11.5%
Cadence BanCorp	96,320	2,515,878
Comerica, Inc.	35,795	3,228,709
Commerce Bancshares, Inc.	53,467	3,529,891
PacWest Bancorp	50,021	2,383,501
Sterling Bancorp	139,800	3,075,600
Texas Capital Bancshares, Inc. (*)	34,975	2,890,684
Wintrust Financial Corp.	39,395	3,346,211
		20,970,474
Biotechnology | 1.2%
Cellectis SA ADR (*)	40,720	1,149,119
Exelixis, Inc. (*)	63,895	1,132,219
		2,281,338
Building Products | 1.6%
Armstrong World Industries, Inc. (*)	26,550	1,847,880
PGT Innovations, Inc. (*)	53,435	1,154,196
		3,002,076
Capital Markets | 0.9%
Morningstar, Inc.	13,635	1,716,647
Chemicals | 5.7%
Ingevity Corp. (*)	26,195	2,668,747
Innospec, Inc.	41,310	3,170,542
Sensient Technologies Corp.	26,925	2,060,032
Valvoline, Inc.	112,200	2,413,422
		10,312,743
Communications Equipment | 1.1%
Ciena Corp. (*)	66,545	2,078,866
Construction & Engineering | 1.0%
Dycom Industries, Inc. (*)	22,495	1,903,077
Construction Materials | 1.4%
Eagle Materials, Inc.	29,230	2,491,565
Containers & Packaging | 1.6%
Graphic Packaging Holding Co.	214,810	3,009,488
Electric Utilities | 2.9%
OGE Energy Corp.	68,800	2,498,816
Description	Shares	Fair Value
PNM Resources, Inc.	70,560	$2,783,592
		5,282,408
Electrical Equipment | 5.1%
Atkore International Group, Inc. (*)	107,140	2,842,424
EnerSys	26,095	2,273,657
Generac Holdings, Inc. (*)	20,270	1,143,431
Regal Beloit Corp.	36,150	2,980,568
		9,240,080
Electronic Equipment, Instruments & Components | 1.9%
Belden, Inc.	17,930	1,280,381
FLIR Systems, Inc.	35,355	2,173,272
		3,453,653
Energy Equipment & Services | 3.3%
NCS Multistage Holdings, Inc. (*)	105,105	1,735,284
Oceaneering International, Inc. (*)	67,825	1,871,970
Oil States International, Inc. (*)	74,425	2,470,910
		6,078,164
Equity Real Estate Investment Trusts (REITs) | 9.7%
Alexandria Real Estate Equities, Inc.	24,530	3,085,629
Brandywine Realty Trust	170,470	2,679,788
Camden Property Trust	34,035	3,184,655
Hudson Pacific Properties, Inc.	82,290	2,692,529
Invitation Homes, Inc.	139,325	3,191,936
Kilroy Realty Corp.	38,350	2,749,311
		17,583,848
Food & Staples Retailing | 1.0%
Sprouts Farmers Market, Inc. (*)	67,450	1,848,805
Food Products | 1.6%
The Simply Good Foods Co. (*)	148,740	2,892,993
Health Care Equipment & Supplies | 4.0%
AngioDynamics, Inc. (*)	78,990	1,717,243
Avanos Medical, Inc. (*)	24,405	1,671,742
Lantheus Holdings, Inc. (*)	72,770	1,087,912
STERIS PLC	24,470	2,799,368
		7,276,265
Health Care Technology | 1.1%
Evolent Health, Inc., Class A (*)	68,430	1,943,412
Hotels, Restaurants & Leisure | 2.0%
Penn National Gaming, Inc. (*)	55,280	1,819,817
The Cheesecake Factory, Inc.	35,120	1,880,325
		3,700,142
Household Durables | 2.6%
Leggett & Platt, Inc.	74,330	3,254,911

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Whirlpool Corp.	11,815	$1,403,031
		4,657,942
Insurance | 5.2%
Arch Capital Group, Ltd. (*)	112,810	3,362,866
Brown & Brown, Inc.	95,350	2,819,499
Reinsurance Group of America, Inc.	22,960	3,319,098
		9,501,463
IT Services | 3.5%
CoreLogic, Inc. (*)	55,030	2,719,032
Leidos Holdings, Inc.	52,525	3,632,629
		6,351,661
Life Sciences Tools & Services | 1.7%
Cambrex Corp. (*)	45,415	3,106,386
Machinery | 6.2%
Altra Industrial Motion Corp.	47,700	1,970,010
Gates Industrial Corp. PLC	143,905	2,806,147
Kennametal, Inc.	59,659	2,598,746
TriMas Corp. (*)	60,645	1,843,608
Wabtec Corp.	19,360	2,030,477
		11,248,988
Media | 2.9%
Emerald Expositions Events, Inc.	102,585	1,690,601
Scholastic Corp.	75,432	3,521,920
		5,212,521
Pharmaceuticals | 1.8%
Catalent, Inc. (*)	71,790	3,270,034
Professional Services | 0.8%
FTI Consulting, Inc. (*)	19,105	1,398,295
Semiconductors & Semiconductor Equipment | 3.5%
Cypress Semiconductor Corp.	118,370	1,715,181
MKS Instruments, Inc.	26,275	2,105,941
Versum Materials, Inc.	70,345	2,533,124
		6,354,246
Software | 3.7%
Bottomline Technologies de, Inc. (*)	32,835	2,387,433
CyberArk Software, Ltd. (*)	27,860	2,224,342
j2 Global, Inc.	25,265	2,093,205
		6,704,980
Textiles, Apparel & Luxury Goods | 1.5%
Fossil Group, Inc. (*)	60,100	1,399,128
Steven Madden, Ltd.	24,955	1,320,120
		2,719,248
Description	Shares	Fair Value
Trading Companies & Distributors | 1.0%
DXP Enterprises, Inc. (*)	45,090	$1,806,756
Total Common Stocks (Cost $155,458,039)		175,166,597
Total Investments | 96.2% (Cost $155,458,039)		$175,166,597
Cash and Other Assets in Excess of Liabilities | 3.8%		6,867,429
Net Assets | 100.0%		$182,034,026

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 94.1%
Australia | 1.7%
BHP Billiton PLC	2,474,756	$53,779,940
Belgium | 1.4%
Anheuser-Busch InBev SA/NV	489,928	42,878,059
Brazil | 0.7%
Cielo SA	7,347,200	22,286,018
Canada | 5.9%
Canadian National Railway Co.	382,510	34,322,695
National Bank of Canada	1,013,100	50,598,135
Rogers Communications, Inc., Class B	699,918	35,997,021
Suncor Energy, Inc.	1,687,610	65,301,551
		186,219,402
Denmark | 1.3%
Carlsberg A/S, Class B	349,377	41,892,775
Finland | 1.4%
Sampo Oyj, A Shares	845,591	43,749,586
France | 9.7%
Air Liquide SA	235,824	30,975,039
Capgemini SE	378,933	47,690,031
Cie de Saint-Gobain	680,687	29,353,584
Cie Generale des Etablissements Michelin SCA	233,248	27,848,021
Safran SA	466,304	65,261,217
Societe Generale SA	706,350	30,290,468
Valeo SA	581,803	25,262,106
Vinci SA	498,256	47,399,301
		304,079,767
Germany | 4.2%
Fresenius SE & Co. KGaA	552,838	40,591,833
SAP SE	751,489	92,486,766
		133,078,599
Hong Kong | 0.5%
Techtronic Industries Co., Ltd.	2,464,500	15,746,122
India | 1.0%
ICICI Bank, Ltd. Sponsored ADR	3,521,330	29,896,092
Ireland | 2.8%
Ryanair Holdings PLC Sponsored ADR (*)	405,139	38,909,550
Shire PLC	810,203	48,881,472
		87,791,022
Israel | 0.6%
Bank Leumi Le-Israel BM	2,865,179	18,871,481
Japan | 16.4%
Daiwa House Industry Co., Ltd.	2,187,178	64,848,380
Description	Shares	Fair Value
Don Quijote Holdings Co., Ltd.	1,688,500	$85,448,439
Isuzu Motors, Ltd.	1,417,600	22,344,544
Kao Corp.	519,480	41,951,624
KDDI Corp.	1,452,800	40,141,421
Makita Corp.	979,900	49,086,899
Nexon Co., Ltd. (*)	2,801,400	36,626,160
Shin-Etsu Chemical Co., Ltd.	388,100	34,378,197
Sony Corp.	682,300	41,843,858
Sumitomo Mitsui Financial Group, Inc.	1,279,000	51,622,077
Yamaha Corp.	891,100	47,212,107
		515,503,706
Luxembourg | 0.9%
Tenaris SA	1,699,734	28,513,324
Netherlands | 6.2%
ABN AMRO Group NV	1,268,277	34,525,871
Royal Dutch Shell PLC, A Shares	3,016,578	103,553,394
Wolters Kluwer NV	935,243	58,282,552
		196,361,817
Norway | 2.8%
Equinor ASA	1,437,095	40,510,333
Telenor ASA	2,446,954	47,831,926
		88,342,259
Singapore | 2.1%
DBS Group Holdings, Ltd.	2,282,720	43,446,571
NetLink NBN Trust	37,331,300	21,293,601
		64,740,172
Spain | 1.4%
Red Electrica Corporacion SA	2,104,193	43,976,319
Sweden | 4.4%
Assa Abloy AB, Class B	2,838,534	57,057,285
Epiroc AB, Class A (*)	3,009,498	33,622,427
Nordea Bank AB	4,306,882	46,893,723
		137,573,435
Switzerland | 7.1%
Ferguson PLC	947,076	80,340,698
Julius Baer Group, Ltd.	662,549	33,114,105
Novartis AG	1,286,732	110,862,813
		224,317,616
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	806,200	35,601,792
United Kingdom | 15.6%
British American Tobacco PLC	1,350,095	63,030,847
Compass Group PLC	2,932,458	65,202,704
Diageo PLC	895,742	31,722,132

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Howden Joinery Group PLC	4,006,345	$24,484,248
Informa PLC	3,768,729	37,404,070
Melrose Industries PLC	12,117,062	31,522,912
Prudential PLC	4,436,567	101,735,378
RELX PLC	2,039,562	42,914,038
RSA Insurance Group PLC	3,982,347	29,818,328
Unilever PLC	1,123,438	61,700,364
		489,535,021
United States | 4.9%
Aon PLC	493,175	75,840,451
Medtronic PLC	795,310	78,234,645
		154,075,096
Total Common Stocks (Cost $2,667,013,654)		2,958,809,420
Preferred Stocks | 0.8%
Germany | 0.8%
Volkswagen AG (Cost $30,357,266)	141,824	24,896,535
Short-Term Investments | 4.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $153,419,812)	153,419,812	153,419,812
Total Investments | 99.8% (Cost $2,850,790,732)		$3,137,125,767
Cash and Other Assets in Excess of Liabilities | 0.2%		6,886,335
Net Assets | 100.0%		$3,144,012,102

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 97.5%
Australia | 2.2%
BHP Billiton, Ltd.	69,752	$1,736,309
Belgium | 1.4%
Anheuser-Busch InBev SA/NV	12,928	1,131,447
Brazil | 2.0%
BB Seguridade Participacoes SA	108,300	646,279
Cia de Saneamento Basico do Estado de Sao Paulo	62,600	365,659
Cielo SA	188,740	572,499
		1,584,437
Canada | 5.0%
Canadian National Railway Co.	10,500	942,167
National Bank of Canada	13,800	689,225
Rogers Communications, Inc., Class B	18,100	930,889
Suncor Energy, Inc.	35,700	1,381,401
		3,943,682
China | 5.5%
58.com, Inc. ADR (*)	11,125	818,800
Ping An Insurance Group Co. of China, Ltd., Class H	135,500	1,376,976
Tencent Holdings, Ltd.	52,600	2,173,548
		4,369,324
Denmark | 1.9%
Carlsberg A/S, Class B	8,862	1,062,616
Genmab A/S (*)	2,578	405,202
		1,467,818
Finland | 2.1%
Sampo Oyj, A Shares	31,639	1,636,953
France | 8.5%
Cie Generale des Etablissements Michelin SCA	7,507	896,278
Safran SA	11,345	1,587,781
Ubisoft Entertainment SA (*)	10,200	1,103,829
Valeo SA	21,804	946,738
Vinci SA	11,673	1,110,457
Vivendi SA	42,500	1,092,694
		6,737,777
Germany | 4.1%
Fresenius SE & Co. KGaA	10,476	769,195
SAP SE	20,281	2,496,010
		3,265,205
India | 1.6%
ICICI Bank, Ltd. Sponsored ADR	145,865	1,238,394
Description	Shares	Fair Value
Indonesia | 0.8%
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	25,358	$620,764
Ireland | 3.1%
Ryanair Holdings PLC Sponsored ADR (*)	9,682	929,859
Shire PLC	25,700	1,550,542
		2,480,401
Japan | 11.2%
Daiwa House Industry Co., Ltd.	53,200	1,577,345
Kao Corp.	10,600	856,024
KDDI Corp.	30,400	839,963
Komatsu, Ltd.	28,600	870,289
Makita Corp.	36,400	1,823,414
Ryohin Keikaku Co., Ltd.	5,400	1,604,369
Sumitomo Mitsui Financial Group, Inc.	31,876	1,286,556
		8,857,960
Netherlands | 6.2%
ABN AMRO Group NV (a)	34,418	936,949
Royal Dutch Shell PLC, A Shares	56,561	1,934,221
Wolters Kluwer NV	33,183	2,067,901
		4,939,071
Norway | 2.8%
Equinor ASA	43,011	1,212,439
Telenor ASA	49,651	970,555
		2,182,994
Russia | 1.2%
Yandex NV Class A (*)	27,955	919,440
Singapore | 1.9%
DBS Group Holdings, Ltd.	78,000	1,484,559
South Africa | 1.8%
Mr. Price Group, Ltd.	30,491	491,379
Sanlam, Ltd.	168,356	940,104
		1,431,483
Spain | 1.7%
Red Electrica Corporacion SA	62,980	1,316,243
Sweden | 3.6%
Assa Abloy AB, Class B	83,081	1,670,009
Nordea Bank AB	111,687	1,216,058
		2,886,067
Switzerland | 6.5%
ABB, Ltd.	35,250	834,107
Cie Financiere Richemont SA	7,327	596,512
Ferguson PLC	15,526	1,317,074
Novartis AG	22,581	1,945,544

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Sonova Holding AG	2,376	$472,737
		5,165,974
Taiwan | 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	245,341	2,094,832
Thailand | 0.8%
Kasikornbank Public Co. Ltd.	91,700	618,139
Turkey | 0.6%
Turkcell Iletisim Hizmetleri AS	228,606	437,059
United Kingdom | 10.9%
Ashtead Group PLC	25,335	804,078
British American Tobacco PLC	30,851	1,440,317
Compass Group PLC	74,239	1,650,691
Prudential PLC	101,056	2,317,326
RELX PLC	50,956	1,072,156
Unilever PLC	24,092	1,323,157
		8,607,725
United States | 7.5%
Accenture PLC, Class A	12,900	2,195,580
Aon PLC	10,360	1,593,161
Medtronic PLC	21,725	2,137,088
		5,925,829
Total Common Stocks (Cost $74,699,338)		77,079,886
Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $1,855,370)	1,855,370	1,855,370
Total Investments | 99.8% (Cost $76,554,708)		$78,935,256
Cash and Other Assets in Excess of Liabilities | 0.2%		181,711
Net Assets | 100.0%		$79,116,967

Description	Shares	Fair Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 89.5%
Australia | 2.3%
Amcor, Ltd.	173,638	$1,713,217
Belgium | 3.3%
Anheuser-Busch InBev SA/NV	27,950	2,446,159
Canada | 11.2%
National Bank of Canada	74,574	3,724,514
Rogers Communications, Inc., Class B	11,600	596,592
Suncor Energy, Inc.	105,322	4,075,403
		8,396,509
China | 6.1%
58.com, Inc. ADR (*)	24,816	1,826,458
Tencent Holdings, Ltd.	67,718	2,798,257
		4,624,715
France | 10.5%
Safran SA	39,196	5,485,646
Valeo SA	55,095	2,392,246
		7,877,892
Germany | 5.5%
SAP SE	33,538	4,127,567
Hong Kong | 2.4%
Techtronic Industries Co., Ltd.	286,000	1,827,304
Japan | 10.5%
Bridgestone Corp.	69,900	2,641,577
Digital Garage, Inc.	45,100	1,468,572
Nexon Co., Ltd. (*)	159,400	2,084,033
Yamaha Corp.	31,900	1,690,120
		7,884,302
Netherlands | 9.5%
ABN AMRO Group NV	126,022	3,430,654
Wolters Kluwer NV	60,175	3,749,990
		7,180,644
Taiwan | 4.7%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	79,715	3,520,214
United Kingdom | 15.0%
British American Tobacco PLC	53,803	2,511,859
Compass Group PLC	144,448	3,211,776
Prudential PLC	145,672	3,340,420
Rio Tinto PLC	43,996	2,219,692
		11,283,747
United States | 8.5%
Aon PLC	15,555	2,392,048
Description	Shares	Fair Value
Medtronic PLC	40,910	$4,024,317
		6,416,365
Total Common Stocks (Cost $64,695,588)		67,298,635
Preferred Stocks | 4.1%
Germany | 4.1%
Volkswagen AG (Cost $ 3,410,979)	17,227	3,024,119
Short-Term Investments | 4.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $3,268,384)	3,268,384	3,268,384
Total Investments | 97.9% (Cost $71,374,951)		$73,591,138
Cash and Other Assets in Excess of Liabilities | 2.1%		1,597,929
Net Assets | 100.0%		$75,189,067

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 95.4%
Canada | 8.6%
Bombardier, Inc., Class B (*)	19,381,000	$69,022,258
CAE, Inc.	7,688,070	156,064,875
National Bank of Canada	2,419,220	120,825,210
Rogers Communications, Inc., Class B	1,565,570	80,517,799
Suncor Energy, Inc.	3,513,128	135,939,409
		562,369,551
China | 4.8%
58.com, Inc. ADR (*)	796,490	58,621,664
Alibaba Group Holding, Ltd. Sponsored ADR (*)	421,100	69,380,436
Ctrip.com International, Ltd. ADR (*)	642,900	23,896,593
Ping An Bank Co., Ltd., Class A	24,221,292	38,918,374
Ping An Insurance (Group) Co. of China, Ltd., Class H	6,298,000	64,001,413
Tencent Holdings, Ltd.	1,419,000	58,636,219
		313,454,699
Denmark | 2.4%
Carlsberg A/S, Class B	888,832	106,577,247
Genmab A/S (*)	307,324	48,304,178
		154,881,425
Finland | 2.9%
Sampo Oyj, A Shares	3,702,369	191,554,916
France | 8.5%
Cie de Saint-Gobain	1,823,425	78,632,408
Faurecia SA	814,557	48,913,168
Safran SA	1,246,660	174,475,339
Ubisoft Entertainment SA (*)	856,741	92,715,198
Vivendi SA	6,250,440	160,701,620
		555,437,733
Germany | 1.1%
Fresenius SE & Co. KGaA	927,227	68,081,145
India | 1.4%
Housing Development Finance Corp., Ltd.	2,396,635	57,990,616
ICICI Bank, Ltd. Sponsored ADR	3,725,700	31,631,193
		89,621,809
Indonesia | 0.0%
PT Media Nusantara Citra Tbk	20,336,700	1,098,184
Ireland | 3.9%
Bank of Ireland Group PLC	8,931,593	68,381,929
Kerry Group PLC, Class A	594,864	65,755,651
Shire PLC	1,996,874	120,476,153
		254,613,733
Description	Shares	Fair Value
Japan | 14.6%
AEON Financial Service Co., Ltd.	4,616,100	$95,591,321
Daiwa House Industry Co., Ltd.	4,747,200	140,751,338
Don Quijote Holdings Co., Ltd.	3,757,600	190,157,570
FANUC Corp.	349,300	65,870,891
Kao Corp.	1,423,900	114,989,831
Makita Corp.	3,037,900	152,179,908
Nexon Co., Ltd. (*)	8,282,900	108,292,575
Yamaha Corp.	1,631,900	86,461,045
		954,294,479
Luxembourg | 1.0%
ArcelorMittal	2,104,250	65,247,389
Netherlands | 3.9%
ABN AMRO Group NV	4,134,028	112,539,231
Wolters Kluwer NV	2,259,893	140,832,201
		253,371,432
New Zealand | 0.8%
Z Energy, Ltd.	10,774,387	51,007,965
Norway | 2.1%
Equinor ASA	4,844,342	136,557,366
Philippines | 0.6%
GT Capital Holdings, Inc.	2,416,637	36,685,580
Singapore | 1.8%
DBS Group Holdings, Ltd.	6,306,800	120,036,113
Spain | 1.6%
Bankia SA	15,057,545	58,638,112
Red Electrica Corporacion SA	2,299,932	48,067,142
		106,705,254
Sweden | 2.9%
Assa Abloy AB, Class B	5,006,833	100,642,197
Hexagon AB, B Shares	1,537,968	90,057,371
		190,699,568
Switzerland | 3.3%
Julius Baer Group, Ltd.	2,559,486	127,922,748
Partners Group Holding AG	106,248	84,214,535
		212,137,283
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,327,000	71,099,675
United Kingdom | 21.4%
Ashtead Group PLC	3,173,891	100,732,475
British American Tobacco PLC	2,461,071	114,898,129
Bunzl PLC	2,300,070	72,297,006
CNH Industrial NV	7,501,723	89,974,705
Coca-Cola European Partners PLC	3,921,158	177,555,607

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Compass Group PLC	4,650,551	$103,404,210
Diageo PLC	3,924,952	138,999,674
Informa PLC	18,177,037	180,404,363
Prudential PLC	9,335,682	214,077,491
RELX PLC	4,687,675	98,632,483
Rio Tinto PLC	2,026,393	102,235,835
		1,393,211,978
United States | 6.7%
Accenture PLC, Class A	1,055,380	179,625,676
Aon PLC	918,320	141,219,249
Medtronic PLC	1,172,640	115,352,597
		436,197,522
Total Common Stocks (Cost $5,380,252,934)		6,218,364,799
Preferred Stocks | 1.1%
Germany | 1.1%
Volkswagen AG (Cost $86,853,410)	411,631	72,259,884
Short-Term Investments | 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $206,068,844)	206,068,844	206,068,844
Total Investments | 99.7% (Cost $5,673,175,188)		$6,496,693,527
Cash and Other Assets in Excess of Liabilities | 0.3%		21,068,797
Net Assets | 100.0%		$6,517,762,324

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 98.9%
Australia | 6.2%
APN Outdoor Group, Ltd.	1,147	$5,510
Aristocrat Leisure, Ltd.	1,130	23,102
BlueScope Steel, Ltd.	843	10,316
CIMIC Group, Ltd.	291	10,769
Coca-Cola Amatil, Ltd.	409	2,886
Cochlear, Ltd.	60	8,751
CSL, Ltd.	372	53,789
Inghams Group, Ltd.	952	2,670
Link Administration Holdings, Ltd.	1,865	10,464
Qantas Airways, Ltd.	2,618	11,116
Saracen Mineral Holdings, Ltd. (*)	5,580	7,513
SmartGroup Corp., Ltd.	311	2,673
South32, Ltd.	919	2,593
Wesfarmers, Ltd.	157	5,656
		157,808
Austria | 0.5%
Erste Group Bank AG	108	4,480
Raiffeisen Bank International AG	98	2,818
Voestalpine AG	87	3,975
		11,273
Belgium | 0.3%
UCB SA	69	6,193
China | 0.2%
Yangzijiang Shipbuilding Holdings, Ltd.	4,800	4,338
Denmark | 1.5%
Danske Bank A/S	215	5,641
Dfds A/S	95	4,700
H. Lundbeck A/S	59	3,639
Novo Nordisk A/S, Class B	504	23,725
		37,705
Finland | 0.2%
Fortum Oyj	202	5,063
France | 9.8%
Air France-KLM (*)	248	2,579
AXA SA	906	24,324
BNP Paribas SA	208	12,712
Credit Agricole SA	326	4,684
Eiffage SA	71	7,922
Electricite de France SA	545	9,562
Faurecia SA	238	14,292
Hermes International	12	7,941
Ipsen SA	131	22,006
L’Oreal SA	87	20,948
Description	Shares	Fair Value
Nexity SA	77	$4,252
Peugeot SA	1,274	34,271
Safran SA	40	5,598
Schneider Electric SE	43	3,459
Societe Generale SA	47	2,016
Total SA	1,108	71,537
		248,103
Germany | 9.3%
Allianz SE	253	56,360
BASF SE	188	16,708
Continental AG	154	26,808
Covestro AG	459	37,209
Deutsche Lufthansa AG	845	20,761
Deutsche Telekom AG	511	8,235
HUGO BOSS AG	161	12,397
Infineon Technologies AG	213	4,839
MTU Aero Engines AG	45	10,136
Rheinmetall AG	74	7,736
SAP SE	181	22,276
Schaeffler AG (Preference Shares)	418	5,329
Siltronic AG	65	7,958
		236,752
Hong Kong | 3.8%
CK Asset Holdings, Ltd.	2,000	14,924
CK Hutchison Holdings, Ltd.	500	5,733
Hang Seng Bank, Ltd.	500	13,506
Jardine Matheson Holdings, Ltd.	247	15,498
Kerry Properties, Ltd.	1,500	5,089
Lifestyle International Holdings, Ltd.	2,000	3,925
Link Real Estate Investment Trust	1,000	9,839
Sands China, Ltd.	800	3,582
Techtronic Industries Co., Ltd.	500	3,195
The Wharf Holdings, Ltd.	4,814	13,035
WH Group, Ltd.	3,989	2,809
Wheelock & Co., Ltd.	1,000	5,999
		97,134
Italy | 3.3%
Enel SpA	7,619	38,933
Intesa Sanpaolo SpA	10,511	26,752
Poste Italiane SpA	531	4,243
UniCredit SpA	950	14,243
		84,171
Japan | 24.2%
AGC, Inc.	300	12,453
Canon, Inc.	1,200	37,983
Capcom Co., Ltd.	300	7,599

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Daicel Corp.	1,400	$16,269
Daiwa House Industry Co., Ltd.	1,000	29,649
Denso Corp.	100	5,280
DMG Mori Co., Ltd.	600	10,027
East Japan Railway Co. ADR	1,954	30,082
FUJIFILM Holdings Corp.	300	13,508
Haseko Corp.	400	5,172
Hitachi Capital Corp.	100	2,785
Hitachi, Ltd.	400	13,593
Honda Motor Co., Ltd.	400	12,110
Japan Post Holdings Co., Ltd.	1,500	17,848
Kakaku.com, Inc.	300	5,868
KDDI Corp.	400	11,052
Kose Corp.	100	19,054
Maeda Corp.	200	2,641
Mitsubishi Electric Corp.	500	6,849
Mitsubishi Heavy Industries, Ltd.	100	3,862
Mitsubishi UFJ Financial Group, Inc.	3,800	23,654
MS&AD Insurance Group Holdings, Inc.	900	29,966
Nippon Light Metal Holdings Co., Ltd.	900	2,008
Nippon Steel & Sumitomo Metal Corp.	100	2,115
Nishimatsu Construction Co., Ltd.	400	10,125
Nissan Chemical Corp.	100	5,282
Nitto Denko Corp.	200	14,994
Nomura Holdings, Inc.	1,700	8,071
NTT DOCOMO, Inc.	2,300	61,849
ORIX Corp.	1,900	30,801
Raysum Co., Ltd.	400	5,627
Seven & I Holdings Co., Ltd.	400	17,816
Shionogi & Co., Ltd.	200	13,062
Sompo Holdings, Inc.	500	21,294
Sumitomo Mitsui Construction Co., Ltd.	900	6,043
Sumitomo Mitsui Trust Holdings, Inc.	400	16,461
Suzuken Co., Ltd.	100	4,744
Taisei Corp.	300	13,679
The Chiba Bank, Ltd.	400	2,732
The Dai-ichi Life Insurance Co., Ltd.	200	4,164
The Shizuoka Bank, Ltd.	300	2,693
Tokyo Electron, Ltd.	200	27,452
Tokyo Gas Co., Ltd.	400	9,832
Toyo Construction Co., Ltd.	500	2,037
Toyo Seikan Group Holdings, Ltd.	300	6,224
UT Group Co., Ltd. (*)	200	7,137
		613,546
Description	Shares	Fair Value
Macau | 0.1%
Wynn Macau, Ltd.	1,200	$2,721
Netherlands | 5.0%
Aegon NV	1,499	9,724
ING Groep NV	1,258	16,309
Koninklijke Ahold Delhaize NV	712	16,326
Royal Dutch Shell PLC, A Shares	1,639	56,264
Wolters Kluwer NV	445	27,731
		126,354
New Zealand | 0.1%
a2 Milk Co., Ltd. (*)	417	3,110
Norway | 3.5%
Aker BP ASA	226	9,591
DNO ASA	1,569	3,243
Equinor ASA	2,489	70,162
Salmar ASA	98	4,892
		87,888
Russia | 0.7%
Evraz PLC	2,498	18,413
Singapore | 0.9%
Oversea-Chinese Banking Corp., Ltd.	1,800	15,052
Singapore Technologies Engineering, Ltd.	1,100	2,864
UOL Group, Ltd.	900	4,533
		22,449
South Africa | 0.1%
Mondi PLC	104	2,848
Spain | 2.5%
Amadeus IT Group SA	339	31,458
Banco Bilbao Vizcaya Argentaria SA	2,902	18,348
Industria de Diseno Textil SA	457	13,819
		63,625
Sweden | 1.8%
Atlas Copco AB, Class A	133	3,829
Electrolux AB, Series B	442	9,723
Epiroc AB, Class A (*)	287	3,206
Granges AB	308	3,667
Mycronic AB	250	2,617
Sandvik AB	216	3,834
Volvo AB, Class B	1,092	19,285
		46,161
Switzerland | 8.0%
Barry Callebaut AG	1	1,893
Georg Fischer AG	7	7,908
Nestle SA	397	33,073

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
Novartis AG	668	$57,554
Partners Group Holding AG	23	18,230
Roche Holding AG	312	75,498
The Swatch Group AG	99	7,708
		201,864
United Kingdom | 16.6%
Anglo American PLC	246	5,510
Ashtead Group PLC	619	19,646
Associated British Foods PLC	1,054	31,452
Cineworld Group PLC	3,123	12,835
Diageo PLC	79	2,798
Fiat Chrysler Automobiles NV (*)	481	8,435
Games Workshop Group PLC	158	7,788
Hargreaves Lansdown PLC	1,148	33,405
Howden Joinery Group PLC	3,805	23,254
Imperial Brands PLC	1,382	48,064
International Consolidated Airlines Group SA	3,137	26,847
KAZ Minerals PLC	416	2,970
Lloyds Banking Group PLC	21,503	16,594
Pearson PLC	499	5,778
Persimmon PLC	130	4,004
Royal Bank of Scotland Group PLC	13,778	44,543
Sophos Group PLC	748	4,757
SSE PLC	575	8,584
SSP Group PLC	249	2,349
Tate & Lyle PLC	2,220	19,748
Taylor Wimpey PLC	4,026	8,998
Unilever NV	1,138	63,368
Vodafone Group PLC	2,904	6,226
WH Smith PLC	509	13,673
		421,626
United States | 0.3%
ICON PLC (*)	48	7,380
Total Common Stocks (Cost $2,434,188)		2,506,525
Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $27,697)	27,697	27,697
Total Investments | 100.0% (Cost $2,461,885)		$2,534,222
Liabilities in Excess of Cash and Other Assets | 0.0%		(195)
Net Assets | 100.0%		$2,534,027

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 98.1%
Australia | 4.3%
carsales.com, Ltd.	67,973	$708,061
Hansen Technologies, Ltd.	325,394	873,270
MYOB Group, Ltd.	282,134	615,499
SpeedCast International, Ltd.	328,019	947,932
		3,144,762
Belgium | 2.8%
Barco NV	7,284	974,709
Kinepolis Group NV	17,599	1,051,778
		2,026,487
Canada | 5.2%
Altus Group, Ltd.	42,865	1,015,831
Stelco Holdings, Inc.	22,800	380,221
StorageVault Canada, Inc.	368,100	755,208
The Descartes Systems Group, Inc. (*)	20,800	705,491
Toromont Industries, Ltd.	18,200	940,823
		3,797,574
China | 1.3%
Consun Pharmaceutical Group, Ltd.	584,000	464,256
JNBY Design, Ltd.	271,000	477,710
		941,966
Denmark | 1.5%
Royal Unibrew A/S	13,484	1,109,998
Finland | 1.0%
Altia Oyj	79,027	724,743
France | 2.4%
Chargeurs SA	35,846	881,242
Kaufman & Broad SA	18,497	867,599
		1,748,841
Germany | 10.2%
Aroundtown SA	164,539	1,462,371
AURELIUS Equity Opportunities SE & Co. KGaA	11,878	628,592
CompuGroup Medical SE	18,110	1,046,285
Corestate Capital Holding SA	16,369	759,631
FinTech Group AG (*)	25,503	887,658
JOST Werke AG	25,774	967,948
Norma Group SE	16,021	1,023,448
PATRIZIA Immobilien AG	38,517	739,431
		7,515,364
Hong Kong | 2.3%
China Water Affairs Group, Ltd.	458,000	513,194
Tongda Group Holdings, Ltd.	2,340,000	340,092
Description	Shares	Fair Value
VTech Holdings, Ltd.	70,900	$818,899
		1,672,185
Ireland | 3.5%
Dalata Hotel Group PLC	140,537	1,115,318
Glenveagh Properties PLC	600,038	675,788
Total Produce PLC	300,244	753,141
		2,544,247
Israel | 0.9%
Taptica international, Ltd.	135,511	662,419
Italy | 3.3%
Banca Generali SpA	29,288	756,634
Carel Industries SpA	57,561	658,727
Cerved Group SpA	91,454	984,717
		2,400,078
Japan | 21.1%
Ai Holdings Corp.	33,060	765,807
Ariake Japan Co., Ltd.	5,483	546,865
Create SD Holdings Co., Ltd.	30,800	801,815
DaikyoNishikawa Corp.	63,700	736,079
Dip Corp.	35,800	866,757
Financial Products Group Co., Ltd.	84,937	811,590
GMO internet, Inc.	41,400	722,430
Iriso Electronics Co., Ltd.	16,082	843,788
Jafco Co., Ltd.	22,500	875,240
Japan Lifeline Co., Ltd.	38,600	816,843
Macromill, Inc.	28,300	599,079
Nissei ASB Machine Co., Ltd.	23,200	970,797
Open House Co., Ltd.	18,400	906,148
Persol Holdings Co., Ltd.	29,000	680,058
Sanwa Holdings Corp.	87,800	1,045,745
TechnoPro Holdings, Inc.	16,545	1,026,860
Tokai Carbon Co., Ltd.	42,100	827,026
USS Co., Ltd.	39,900	740,739
Zenkoku Hosho Co., Ltd.	23,642	945,697
		15,529,363
Jersey | 1.4%
JTC PLC	208,504	1,066,014
Luxembourg | 2.2%
Orion Engineered Carbons SA	20,400	654,840
Stabilus SA	11,414	942,621
		1,597,461
Netherlands | 2.4%
Aalberts Industries NV	20,050	853,698
Van Lanschot Kempen NV	33,831	893,501
		1,747,199

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
New Zealand | 0.8%
Z Energy, Ltd.	129,054	$610,966
Singapore | 1.9%
BOC Aviation, Ltd.	84,900	658,485
XP Power, Ltd.	18,826	726,285
		1,384,770
Sweden | 5.9%
Dometic Group AB	88,068	770,666
Granges AB	67,007	797,847
Indutrade AB	31,351	848,231
Lifco AB, B Shares	24,176	1,081,117
Loomis AB, B Shares	27,070	871,682
		4,369,543
Switzerland | 1.5%
Kardex AG	6,546	1,111,145
Taiwan | 0.3%
Sunny Friend Environmental Technology Co., Ltd.	27,000	196,816
United Kingdom | 19.9%
Arrow Global Group PLC	208,988	629,227
Ascential PLC	145,220	789,284
Auto Trader Group PLC	162,353	945,031
Burford Capital, Ltd.	36,020	912,641
Clinigen Healthcare, Ltd. (*)	89,366	984,783
Electrocomponents PLC	58,181	544,243
Equiniti Group PLC	270,987	939,547
Hunting PLC (*)	82,954	842,956
Huntsworth PLC	548,187	821,400
Polypipe Group PLC	210,675	977,365
Quilter PLC	306,732	536,535
Rentokil Initial PLC	186,204	771,747
Rightmove PLC	167,752	1,029,803
RPC Group PLC	68,562	709,770
Savills PLC	84,880	864,003
Senior PLC	177,583	722,060
Smart Metering Systems PLC	121,116	972,384
Victoria PLC (*)	72,038	658,975
		14,651,754
United States | 2.0%
Core Laboratories NV	6,560	759,845
Samsonite International SA	191,700	710,535
		1,470,380
Total Common Stocks (Cost $64,242,937)		72,024,075
Description	Shares	Fair Value
Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $1,113,133)	1,113,133	$1,113,133
Total Investments | 99.6% (Cost $65,356,070)		$73,137,208
Cash and Other Assets in Excess of Liabilities | 0.4%		275,766
Net Assets | 100.0%		$73,412,974

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 97.6%
Australia | 1.9%
Transurban Group	22,065	$178,377
Belgium | 2.9%
Anheuser-Busch InBev SA/NV	3,051	267,021
France | 4.8%
Societe BIC SA	4,818	441,076
Italy | 7.3%
Atlantia SpA	14,761	305,658
Terna SpA	68,429	364,710
		670,368
Luxembourg | 5.6%
SES SA	23,307	511,235
United Kingdom | 7.6%
National Grid PLC	26,547	273,736
United Utilities Group PLC	46,349	425,011
		698,747
United States | 67.5%
Alphabet, Inc., Class C (*)	71	84,736
Cisco Systems, Inc.	4,246	206,568
CVS Health Corp.	4,080	321,178
Dollar Tree, Inc. (*)	2,166	176,637
Edison International	3,958	267,877
Express Scripts Holding Co. (*)	3,361	319,329
H&R Block, Inc.	17,369	447,252
International Game Technology PLC	23,824	470,524
McKesson Corp.	3,269	433,633
Medtronic PLC	3,909	384,528
Microsoft Corp.	1,672	191,227
Nielsen Holdings PLC	20,592	569,575
Omnicom Group, Inc.	5,293	360,030
Oracle Corp.	11,153	575,049
PG&E Corp. (*)	5,089	234,145
QUALCOMM, Inc.	2,491	179,427
Starbucks Corp.	3,293	187,174
Stericycle, Inc. (*)	8,605	504,941
The Procter & Gamble Co.	2,359	196,339
Visa, Inc., Class A	633	95,007
		6,205,176
Total Common Stocks (Cost $8,822,005)		8,972,000
Description	Shares	Fair Value
Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $209,143)	209,143	$209,143
Total Investments | 99.9% (Cost $9,031,148)		$9,181,143
Cash and Other Assets in Excess of Liabilities | 0.1%		6,142
Net Assets | 100.0%		$9,187,285

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 96.7%
Belgium | 1.0%
Anheuser-Busch InBev SA/NV	8,844	$774,019
Brazil | 0.3%
Cielo SA	70,220	212,996
Canada | 4.1%
CAE, Inc.	30,740	624,010
Canadian National Railway Co.	14,000	1,256,223
National Bank of Canada	22,765	1,136,972
		3,017,205
China | 1.8%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	3,350	551,946
Tencent Holdings, Ltd.	19,720	814,874
		1,366,820
Finland | 1.1%
Sampo Oyj, A Shares	15,424	798,014
France | 1.5%
Ubisoft Entertainment SA (*)	10,305	1,115,191
Germany | 1.1%
Symrise AG	8,795	802,474
Hong Kong | 3.1%
AIA Group, Ltd.	127,545	1,139,580
Hang Seng Bank, Ltd.	43,200	1,166,909
		2,306,489
India | 0.7%
Indiabulls Housing Finance, Ltd. GDR (Luxembourg)	26,424	311,803
Indiabulls Housing Finance, Ltd. GDR (United States)	17,955	211,869
		523,672
Ireland | 0.8%
Shire PLC	9,963	601,091
Israel | 1.1%
Israel Discount Bank, Ltd., Class A	235,617	785,027
Japan | 6.5%
Daiwa House Industry Co., Ltd.	25,685	761,543
Kansai Paint Co., Ltd.	28,900	532,595
Kao Corp.	10,300	831,797
Ryohin Keikaku Co., Ltd.	3,260	968,563
TechnoPro Holdings, Inc.	13,200	819,254
Yamaha Corp.	16,100	853,007
		4,766,759
Description	Shares	Fair Value
Netherlands | 2.2%
Wolters Kluwer NV	26,411	$1,645,883
Singapore | 1.5%
Oversea-Chinese Banking Corp., Ltd.	130,700	1,092,930
South Africa | 1.4%
Distell Group Holdings, Ltd.	73,076	550,481
Sanlam, Ltd.	84,236	470,376
		1,020,857
Sweden | 4.1%
Assa Abloy AB, Class B	28,309	569,038
Epiroc AB, Class B (*)	63,624	654,787
Hexagon AB, B Shares	14,907	872,896
Nordea Bank AB	81,968	892,475
		2,989,196
Switzerland | 0.7%
Julius Baer Group, Ltd.	9,657	482,656
Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	17,060	753,370
United Kingdom | 13.1%
Ashtead Group PLC	34,618	1,098,701
British American Tobacco PLC	10,092	471,157
Bunzl PLC	18,383	577,824
Coca-Cola European Partners PLC	18,960	862,111
Compass Group PLC	39,471	877,631
Diageo PLC	31,412	1,112,436
Prudential PLC	33,590	770,256
RELX PLC (*)	60,348	1,267,864
Rio Tinto PLC	10,822	545,993
RSA Insurance Group PLC	82,332	616,471
Unilever PLC	26,513	1,456,121
		9,656,565
United States | 49.6%
Accenture PLC, Class A	8,220	1,399,044
Alphabet, Inc., Class A (*)	1,939	2,340,528
Aon PLC	9,560	1,470,137
Biogen, Inc. (*)	4,935	1,743,585
Cisco Systems, Inc.	19,945	970,324
Comerica, Inc.	8,385	756,327
Eaton Corp. PLC	13,630	1,182,130
eBay, Inc. (*)	17,200	567,944
Honeywell International, Inc.	8,258	1,374,131
Intercontinental Exchange, Inc.	17,095	1,280,245
IQVIA Holdings, Inc. (*)	12,360	1,603,586
Johnson & Johnson	12,025	1,661,494
Microsoft Corp.	17,385	1,988,323

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
Motorola Solutions, Inc.	7,420	$965,639
Rockwell Automation, Inc.	4,425	829,776
S&P Global, Inc.	5,765	1,126,423
Schlumberger, Ltd.	14,371	875,481
Snap-on, Inc.	4,500	826,200
Starbucks Corp.	19,335	1,099,001
The Charles Schwab Corp.	21,175	1,040,751
The Coca-Cola Co.	34,615	1,598,867
The Procter & Gamble Co.	14,665	1,220,568
Thermo Fisher Scientific, Inc.	7,405	1,807,412
United Technologies Corp.	6,574	919,111
Visa, Inc., Class A	9,888	1,484,090
Welbilt, Inc. (*)	50,835	1,061,435
Worldpay, Inc., Class A (*)	18,960	1,920,079
Zoetis, Inc.	15,867	1,452,783
		36,565,414
Total Common Stocks (Cost $59,925,152)		71,276,628
Short-Term Investments | 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $2,369,586)	2,369,586	2,369,586
Total Investments | 99.9%(Cost $62,294,738)		$73,646,214
Cash and Other Assets in Excess of Liabilities | 0.1%		89,474
Net Assets | 100.0%		$73,735,688

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 97.8%
Canada | 3.2%
Suncor Energy, Inc.	1,142	$44,189
Toromont Industries, Ltd.	1,016	52,521
		96,710
China | 3.3%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	349	57,502
Tencent Holdings, Ltd.	1,000	41,322
		98,824
Denmark | 1.2%
Genmab A/S (*)	219	34,422
Finland | 1.8%
Sampo Oyj, A Shares	1,061	54,895
France | 4.9%
Safran SA	358	50,104
Ubisoft Entertainment SA (*)	271	29,327
Vivendi SA	2,685	69,032
		148,463
Germany | 1.2%
Siemens AG	281	35,980
Greece | 1.1%
OPAP SA	3,116	32,710
Hong Kong | 3.8%
AIA Group, Ltd.	6,800	60,756
Techtronic Industries Co., Ltd.	8,363	53,433
		114,189
India | 1.4%
ICICI Bank, Ltd. Sponsored ADR	4,935	41,898
Indonesia | 0.2%
PT Media Nusantara Citra Tbk	85,300	4,606
Israel | 2.1%
Bank Leumi Le-Israel BM	3,816	25,134
Israel Discount Bank, Ltd., Class A	11,384	37,929
		63,063
Japan | 6.0%
Daiwa House Industry Co., Ltd.	1,500	44,474
Digital Garage, Inc.	1,000	32,563
Don Quijote Holdings Co., Ltd.	400	20,242
Nexon Co., Ltd. (*)	3,600	47,067
TechnoPro Holdings, Inc.	600	37,239
		181,585
Description	Shares	Fair Value
Netherlands | 1.5%
ABN AMRO Group NV	1,661	$45,217
New Zealand | 0.9%
Trade Me Group, Ltd.	8,105	28,025
South Africa | 2.2%
Naspers, Ltd., N Shares	166	35,727
Sanlam, Ltd.	5,637	31,477
		67,204
Switzerland | 3.4%
Partners Group Holding AG	70	55,483
The Swatch Group AG	114	45,282
		100,765
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	755	33,341
United Kingdom | 8.1%
British American Tobacco PLC	453	21,149
Bunzl PLC	1,255	39,448
Coca-Cola European Partners PLC	1,365	61,809
Informa PLC	5,815	57,713
Prudential PLC	1,661	38,088
Rio Tinto PLC	533	26,891
		245,098
United States | 50.4%
Accenture PLC, Class A	432	73,526
Activision Blizzard, Inc.	408	33,942
Alphabet, Inc., Class A (*)	112	135,193
Aon PLC	449	69,047
Bank of America Corp.	1,967	57,948
Biogen, Inc. (*)	127	44,870
Comerica, Inc.	685	61,787
Danaher Corp.	425	46,180
Deere & Co.	323	48,557
EOG Resources, Inc.	421	53,707
Halliburton Co.	1,244	50,419
Intercontinental Exchange, Inc.	938	70,247
IPG Photonics Corp. (*)	185	28,873
IQVIA Holdings, Inc. (*)	623	80,828
Medtronic PLC	383	37,676
Microsoft Corp.	1,033	118,144
Palo Alto Networks, Inc. (*)	138	31,086
Raytheon Co.	315	65,098
S&P Global, Inc.	339	66,237
The Coca-Cola Co.	1,637	75,613
Union Pacific Corp.	265	43,150
Visa, Inc., Class A	643	96,508

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Welbilt, Inc. (*)	991	$20,692
Worldpay, Inc., Class A (*)	538	54,483
Zoetis, Inc.	585	53,563
		1,517,374
Total Common Stocks (Cost $2,499,458)		2,944,369
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $64,235)	64,235	64,235
Total Investments | 99.9% (Cost $2,563,693)		$3,008,604
Cash and Other Assets in Excess of Liabilities | 0.1%		3,905
Net Assets | 100.0%		$3,012,509

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 98.9%
Australia | 3.6%
AGL Energy, Ltd.	5,545	$78,318
Cochlear, Ltd.	403	58,778
CSL, Ltd.	2,355	340,517
Link Administration Holdings, Ltd.	10,047	56,372
Northern Star Resources, Ltd.	11,086	66,453
Qantas Airways, Ltd.	26,869	114,088
Regis Resources, Ltd.	22,744	61,042
Sandfire Resources NL	10,422	55,793
Stockland REIT	21,588	64,610
		895,971
Belgium | 0.7%
Proximus SADP	2,383	56,937
UCB SA	1,266	113,627
		170,564
Canada | 6.1%
Air Canada (*)	2,814	60,130
BRP, Inc.	2,239	105,029
CAE, Inc.	4,823	97,905
CGI Group, Inc., Class A (*)	1,027	66,217
CI Financial Corp.	3,045	48,351
Colliers International Group, Inc.	1,203	93,183
Constellation Software, Inc.	69	50,742
National Bank of Canada	3,388	169,210
Parex Resources, Inc. (*)	4,256	72,325
Quebecor, Inc., Class B	6,366	127,650
Rogers Communications, Inc., Class B	2,869	147,554
Royal Bank of Canada	2,501	200,483
Suncor Energy, Inc.	3,026	117,090
Teck Resources, Ltd., Class B	3,086	74,376
The Toronto-Dominion Bank	1,563	94,979
		1,525,224
Denmark | 1.3%
Carlsberg A/S, Class B	506	60,673
Danske Bank A/S	5,638	147,917
DFDS A/S	1,331	65,848
H. Lundbeck A/S	1,005	61,996
		336,434
Faeroe Islands | 0.2%
Bakkafrost P/F	791	48,252
Finland | 0.7%
Elisa Oyj	1,537	65,189
Description	Shares	Fair Value
Fortum Oyj	4,211	$105,554
		170,743
France | 1.5%
Engie SA	7,496	110,108
Hermes International	100	66,175
Ipsen SA	518	87,017
Total SA	1,887	121,833
		385,133
Germany | 1.9%
Allianz SE	887	197,595
Covestro AG	1,257	101,898
Deutsche Lufthansa AG	4,387	107,786
Schaeffler AG (Preference Shares)	4,770	60,813
		468,092
Hong Kong | 2.4%
CK Asset Holdings, Ltd.	9,000	67,161
Jardine Matheson Holdings, Ltd.	1,600	100,391
Kerry Properties, Ltd.	20,500	69,545
Link Real Estate Investment Trust	17,000	167,262
Swire Pacific, Ltd., Class A	9,000	98,609
The Wharf Holdings, Ltd.	10,000	27,078
Wheelock & Co., Ltd.	12,000	71,989
		602,035
Israel | 1.1%
Bank Leumi Le-Israel BM	21,065	138,744
Israel Discount Bank, Ltd., Class A	25,557	85,151
Nice, Ltd. (*)	417	47,795
		271,690
Italy | 1.3%
Enel SpA	24,742	126,431
Poste Italiane SpA	9,459	75,581
Terna SpA	25,221	134,422
		336,434
Japan | 5.8%
Amano Corp.	2,500	52,200
Central Japan Railway Co.	300	62,469
Daito Trust Construction Co., Ltd.	500	64,313
Daiwa House Industry Co., Ltd.	3,000	88,948
East Japan Railway Co.	1,800	167,239
Japan Post Holdings Co., Ltd.	11,900	141,596
Kamigumi Co., Ltd.	4,000	88,168
MS&AD Insurance Group Holdings, Inc.	1,600	53,273
NTT DOCOMO, Inc.	8,300	223,193
Seven & I Holdings Co., Ltd.	1,900	84,626
Shikoku Electric Power Co., Inc.	4,300	56,123

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
Sompo Holdings, Inc.	2,300	$97,952
Sumitomo Mitsui Construction Co., Ltd.	8,000	53,712
Taisei Corp.	1,100	50,158
The Gunma Bank, Ltd.	12,500	64,356
Tokyo Gas Co., Ltd.	3,900	95,866
		1,444,192
Malta | 0.2%
Kindred Group PLC	4,724	52,919
Netherlands | 0.9%
Euronext NV	822	54,022
Koninklijke Ahold Delhaize NV	3,907	89,585
Royal Dutch Shell PLC, A Shares	2,189	75,144
		218,751
New Zealand | 0.2%
Spark New Zealand, Ltd.	19,252	51,673
Norway | 3.3%
DNO ASA	31,337	64,775
Equinor ASA	11,459	323,018
Leroy Seafood Group ASA	8,316	67,863
Marine Harvest ASA	4,121	95,467
Salmar ASA	1,987	99,184
Telenor ASA	9,036	176,632
		826,939
Portugal | 0.2%
Galp Energia SGPS SA	3,237	64,188
Russia | 0.3%
Evraz PLC	9,564	70,499
Singapore | 1.8%
Oversea-Chinese Banking Corp., Ltd.	13,900	116,233
Singapore Airlines, Ltd.	13,800	98,297
Singapore Technologies Engineering, Ltd.	47,100	122,606
UOL Group, Ltd.	21,400	107,793
		444,929
Spain | 0.4%
Amadeus IT Group SA	795	73,772
Corporacion Financiera Alba SA	451	25,107
		98,879
Sweden | 1.3%
Atlas Copco AB, Class B	2,907	77,481
Axfood AB	6,779	126,853
Boliden AB	2,168	60,353
Lundin Petroleum AB	1,922	73,362
		338,049
Description	Shares	Fair Value
Switzerland | 2.4%
Georg Fischer AG	71	$80,214
Partners Group Holding AG	110	87,188
Roche Holding AG	1,613	390,313
The Swatch Group AG	738	57,459
		615,174
United Kingdom | 7.3%
Abcam PLC	3,619	67,546
Admiral Group PLC	3,578	96,923
Anglo American PLC	2,461	55,125
Ashtead Group PLC	1,997	63,381
Cineworld Group PLC	26,400	108,501
Compass Group PLC	15,089	335,501
GlaxoSmithKline PLC	4,774	95,647
Hargreaves Lansdown PLC	3,400	98,936
Howden Joinery Group PLC	12,645	77,278
Imperial Brands PLC	3,833	133,306
International Consolidated Airlines Group SA	7,113	61,129
Lloyds Banking Group PLC	76,692	59,182
National Grid PLC	19,299	199,000
Pearson PLC	9,296	107,634
WH Smith PLC	4,600	123,570
Wm Morrison Supermarkets PLC	40,817	137,936
		1,820,595
United States | 54.0%
Adobe Systems, Inc. (*)	253	68,297
Amdocs, Ltd.	1,120	73,898
Ameren Corp.	1,799	113,733
Anthem, Inc.	265	72,623
Aon PLC	2,553	392,600
Apple, Inc.	350	79,009
Atmos Energy Corp.	2,601	244,260
Avery Dennison Corp.	2,055	222,659
Best Buy Co., Inc.	773	61,345
BGC Partners, Inc., Class A	5,555	65,660
Booking Holdings, Inc. (*)	23	45,632
BorgWarner, Inc.	1,280	54,758
Bristol-Myers Squibb Co.	894	55,499
Broadridge Financial Solutions, Inc.	1,805	238,170
Burlington Stores, Inc. (*)	370	60,280
CBRE Group, Inc., Class A (*)	1,257	55,434
Centene Corp. (*)	566	81,945
Cigna Corp.	1,140	237,405
Colgate-Palmolive Co.	845	56,573
Comcast Corp., Class A	1,710	60,551
Copart, Inc. (*)	1,205	62,094

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
Costco Wholesale Corp.	344	$80,799
Darden Restaurants, Inc.	505	56,151
Deckers Outdoor Corp. (*)	637	75,535
Eastman Chemical Co.	1,841	176,220
Edwards Lifesciences Corp. (*)	465	80,956
Eli Lilly & Co.	3,381	362,815
Encompass Health Corp.	1,816	141,557
Exelon Corp.	2,474	108,015
Express Scripts Holding Co. (*)	1,157	109,927
F5 Networks, Inc. (*)	1,017	202,810
FactSet Research Systems, Inc.	529	118,343
Fiserv, Inc. (*)	2,690	221,602
Graco, Inc.	1,243	57,601
Grand Canyon Education, Inc. (*)	525	59,220
Honeywell International, Inc.	772	128,461
Humana, Inc.	600	203,112
Insperity, Inc.	826	97,427
Intel Corp.	4,027	190,437
Intuit, Inc.	405	92,097
IQVIA Holdings, Inc. (*)	779	101,067
j2 Global, Inc.	659	54,598
Jabil, Inc.	2,146	58,114
Johnson & Johnson	1,321	182,523
Jones Lang LaSalle, Inc.	341	49,213
Kellogg Co.	812	56,856
Keurig Dr Pepper, Inc.	5,311	123,056
Kimberly-Clark Corp.	2,393	271,940
Lamb Weston Holdings, Inc.	1,066	70,996
Life Storage, Inc. REIT	808	76,889
Lockheed Martin Corp.	1,077	372,599
LPL Financial Holdings, Inc.	872	56,253
MasterCard, Inc., Class A	1,187	264,238
Maxim Integrated Products, Inc.	2,548	143,682
McGrath RentCorp	1,082	58,936
Moody’s Corp.	390	65,208
Morgan Stanley	1,216	56,629
NetApp, Inc.	810	69,571
Newmont Mining Corp.	2,272	68,614
NIKE, Inc., Class B	1,071	90,735
Nordstrom, Inc.	1,201	71,832
Northern Trust Corp.	567	57,908
Northrop Grumman Corp.	514	163,128
Omnicom Group, Inc.	4,440	302,009
Palo Alto Networks, Inc. (*)	313	70,506
Paychex, Inc.	3,478	256,155
PepsiCo, Inc.	1,992	222,706
Description	Shares	Fair Value
PG&E Corp. (*)	1,799	$82,772
Phillips 66	530	59,742
Pinnacle West Capital Corp.	2,711	214,657
Public Service Enterprise Group, Inc.	1,898	100,195
Raytheon Co.	1,210	250,059
Republic Services, Inc.	3,716	270,004
Rockwell Automation, Inc.	348	65,257
Ross Stores, Inc.	3,616	358,346
Royal Caribbean Cruises, Ltd.	488	63,411
Seagate Technology PLC	1,516	71,783
Simon Property Group, Inc. REIT	2,045	361,454
Skyworks Solutions, Inc.	767	69,575
Sturm Ruger & Co., Inc.	934	64,493
Sysco Corp.	4,968	363,906
Teradyne, Inc.	2,136	78,989
Texas Instruments, Inc.	1,502	161,150
The Boeing Co.	567	210,867
The Estee Lauder Cos., Inc., Class A	2,355	342,229
The Procter & Gamble Co.	4,462	371,372
The Southern Co.	1,307	56,985
The TJX Cos., Inc.	2,773	310,631
UnitedHealth Group, Inc.	370	98,435
USANA Health Sciences, Inc. (*)	555	66,905
Verizon Communications, Inc.	3,253	173,678
Visa, Inc., Class A	500	75,045
Waste Management, Inc.	2,569	232,135
WW Grainger, Inc.	656	234,461
Xcel Energy, Inc.	1,468	69,304
Zoetis, Inc.	2,556	234,027
		13,513,338
Total Common Stocks (Cost $23,677,715)		24,770,697
Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $217,938)	217,938	217,938
Total Investments | 99.8% (Cost $23,895,653)		$24,988,635
Cash and Other Assets in Excess of Liabilities | 0.2%		46,224
Net Assets | 100.0%		$25,034,859

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 98.5%
Argentina | 1.8%
YPF SA Sponsored ADR (*)	11,248,894	$173,795,412
Brazil | 8.4%
Ambev SA ADR	27,595,840	126,112,989
Banco do Brasil SA	35,060,534	255,669,170
BB Seguridade Participacoes SA	22,251,100	132,783,180
CCR SA	34,885,734	73,079,028
Cia de Saneamento Basico do Estado de Sao Paulo	9,565,500	55,874,050
Cielo SA	32,559,319	98,761,104
Petrobras Distribuidora SA	17,190,538	83,003,922
		825,283,443
China | 20.5%
AAC Technologies Holdings, Inc.	8,893,000	91,302,397
Anhui Conch Cement Co., Ltd., Class H	22,757,451	135,984,258
Baidu, Inc. Sponsored ADR (*)	704,939	161,205,450
China Construction Bank Corp., Class H	560,886,220	486,526,622
China Mobile, Ltd. Sponsored ADR	7,910,000	387,036,300
China Shenhua Energy Co., Ltd., Class H	37,109,110	84,032,164
CNOOC, Ltd.	63,225,000	124,910,894
ENN Energy Holdings, Ltd.	8,701,000	75,603,068
Hengan International Group Co., Ltd.	9,209,500	84,496,768
NetEase, Inc. ADR	1,012,564	231,117,733
Weichai Power Co., Ltd., Class H (^)	126,663,288	157,085,922
		2,019,301,576
Egypt | 0.9%
Commercial International Bank Egypt SAE GDR	20,737,512	94,529,004
Hong Kong | 0.7%
ASM Pacific Technology, Ltd.	7,115,200	72,450,614
Hungary | 1.8%
OTP Bank Nyrt.	4,864,959	180,359,716
India | 8.7%
Axis Bank, Ltd. (*)	24,051,850	203,517,695
Bajaj Auto, Ltd.	2,275,656	84,389,060
HCL Technologies, Ltd.	5,949,454	89,293,116
Hero MotoCorp, Ltd.	3,133,151	126,596,370
Infosys, Ltd. Sponsored ADR	8,405,552	85,484,464
Tata Consultancy Services, Ltd.	9,061,693	272,521,886
		861,802,591
Indonesia | 5.0%
PT Astra International Tbk	218,820,400	107,873,322
PT Bank Mandiri (Persero) Tbk	371,949,142	167,754,899
PT Semen Indonesia (Persero) Tbk	105,989,000	70,562,241
Description	Shares	Fair Value
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	5,884,210	$144,045,461
		490,235,923
Malaysia | 0.6%
British American Tobacco Malaysia Berhad	7,454,600	57,126,566
Mexico | 3.7%
America Movil SAB de CV, Class L Sponsored ADR	13,115,571	210,636,070
Grupo Mexico SAB de CV., Series B	26,462,447	76,287,753
Kimberly-Clark de Mexico SAB de CV, Series A	41,838,395	74,447,930
		361,371,753
Pakistan | 1.6%
Habib Bank, Ltd.	25,397,580	30,910,803
Oil & Gas Development Co., Ltd.	26,484,049	32,624,517
Pakistan Petroleum, Ltd.	54,579,302	93,753,580
		157,288,900
Philippines | 0.7%
PLDT, Inc. Sponsored ADR	2,846,985	73,167,515
Russia | 10.1%
ALROSA PAO (*)	62,889,979	101,873,842
Gazprom PJSC Sponsored ADR	24,575,597	122,699,812
LUKOIL PJSC Sponsored ADR	2,663,200	203,986,571
Magnit PJSC Sponsored GDR	4,979,803	70,730,178
Mobile TeleSystems PJSC Sponsored ADR	17,118,443	146,020,319
Sberbank of Russia PJSC	113,126,744	350,425,475
		995,736,197
South Africa | 9.3%
Imperial Holdings, Ltd.	7,701,788	95,170,721
Life Healthcare Group Holdings, Ltd.	39,880,451	69,268,017
Nedbank Group, Ltd.	5,383,609	100,598,613
PPC, Ltd. (*)	74,710,979	34,027,161
Sanlam, Ltd.	19,179,685	107,099,809
Shoprite Holdings, Ltd.	11,393,708	154,276,371
Standard Bank Group, Ltd.	8,429,649	104,149,539
The Bidvest Group, Ltd.	6,580,676	86,002,875
Vodacom Group, Ltd.	11,921,612	106,083,416
Woolworths Holdings, Ltd.	18,159,414	63,592,441
		920,268,963
South Korea | 15.8%
Coway Co., Ltd.	1,661,128	129,648,643
Hanwha Life Insurance Co., Ltd.	14,836,739	70,754,391
Hyundai Mobis Co., Ltd.	732,914	150,641,766
KB Financial Group, Inc.	2,749,820	134,020,131
KT&G Corp.	958,780	89,891,659
Samsung Electronics Co., Ltd.	10,840,873	454,040,258

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
Shinhan Financial Group Co., Ltd.	5,361,714	$216,515,582
SK Hynix, Inc.	4,770,724	314,376,191
		1,559,888,621
Taiwan | 5.1%
Hon Hai Precision Industry Co., Ltd.	52,198,032	134,441,612
Taiwan Semiconductor Manufacturing Co., Ltd.	43,192,284	368,795,166
		503,236,778
Thailand | 1.7%
Kasikornbank Public Co. Ltd.	12,969,354	87,424,835
The Siam Cement Public Co. Ltd.	5,810,800	84,448,856
		171,873,691
Turkey | 2.1%
KOC Holding AS	29,436,436	83,177,444
Tupras Turkiye Petrol Rafinerileri AS	5,459,121	121,433,832
Turk Telekomunikasyon AS (*)	1,671,521	1,008,964
		205,620,240
Total Common Stocks (Cost $9,394,853,306)		9,723,337,503
Short-Term Investments | 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $197,306,273)	197,306,273	197,306,273
Total Investments | 100.5% (Cost $9,592,159,579)		$9,920,643,776
Liabilities in Excess of Cash and Other Assets | (0.5)%		(52,603,328)
Net Assets | 100.0%		$9,868,040,448

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 97.6%
Argentina | 0.6%
Grupo Supervielle SA Sponsored ADR	85,000	$651,950
Loma Negra Cia Industrial Argentina SA Sponsored ADR	96,200	850,408
		1,502,358
Brazil | 6.3%
Azul SA ADR (*)	127,600	2,270,004
Banco do Brasil SA	502,200	3,662,154
Braskem SA A Shares	252,942	3,660,207
CCR SA	491,400	1,029,390
Rumo SA (*)	743,700	2,758,571
Telefonica Brasil SA ADR	226,600	2,204,818
		15,585,144
Canada | 1.1%
Parex Resources, Inc. (*)	161,600	2,746,193
China | 25.8%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	66,600	10,973,016
Baidu, Inc. Sponsored ADR (*)	21,080	4,820,574
China National Building Material Co., Ltd., Class H	4,288,000	3,802,880
Industrial & Commercial Bank of China, Ltd., Class H	13,764,633	9,993,966
JD.com, Inc. ADR (*)	88,300	2,303,747
NetEase, Inc. ADR	8,823	2,013,850
New Oriental Education & Technology Group, Inc. Sponsored ADR	41,786	3,092,582
PICC Property & Casualty Co., Ltd., Class H	2,475,770	2,907,845
Ping An Insurance (Group) Co. of China, Ltd., Class H	648,000	6,585,093
Shenzhou International Group Holdings, Ltd.	211,000	2,707,041
Tencent Holdings, Ltd.	335,300	13,855,338
Wuxi Biologics Cayman, Inc. (*)	108,000	1,081,636
		64,137,568
Colombia | 1.0%
Bancolombia SA Sponsored ADR	56,700	2,365,524
Hong Kong | 1.3%
Techtronic Industries Co., Ltd.	501,000	3,200,977
Hungary | 1.3%
MOL Hungarian Oil & Gas PLC	297,746	3,207,494
India | 8.0%
HDFC Bank, Ltd. ADR	75,969	7,148,683
Hindalco Industries, Ltd.	1,126,616	3,570,798
Hindustan Zinc, Ltd.	630,192	2,510,838
Maruti Suzuki India, Ltd.	27,556	2,792,346
Description	Shares	Fair Value
Motherson Sumi Systems, Ltd.	523,539	$1,853,552
UPL, Ltd.	204,522	1,873,176
		19,749,393
Indonesia | 1.9%
PT Bank Mandiri (Persero) Tbk	6,314,800	2,848,074
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	77,160	1,888,877
		4,736,951
Luxembourg | 2.3%
Tenaris SA ADR	54,600	1,830,192
Ternium SA Sponsored ADR	124,600	3,774,134
		5,604,326
Mexico | 3.7%
Arca Continental SAB de CV	310,545	2,005,914
Gruma SAB de CV, Class B	197,728	2,527,757
Grupo Aeroportuario del Pacifico SAB de CV ADR	16,800	1,834,224
Grupo Financiero Banorte SAB de CV, Class O	399,100	2,885,446
		9,253,341
Peru | 1.1%
Credicorp, Ltd.	12,550	2,799,654
Philippines | 1.3%
BDO Unibank, Inc.	981,441	2,176,299
GT Capital Holdings, Inc.	72,221	1,096,346
		3,272,645
Portugal | 1.2%
Galp Energia SGPS SA	151,882	3,011,731
Russia | 6.7%
LUKOIL PJSC Sponsored ADR	108,372	8,300,703
Sberbank of Russia PJSC Sponsored ADR (London)	367,936	4,655,043
Sberbank of Russia PJSC Sponsored ADR (United States)	53,682	675,051
Severstal PJSC GDR	178,856	2,970,719
		16,601,516
South Africa | 5.3%
Barloworld, Ltd.	157,680	1,372,196
FirstRand, Ltd.	632,917	3,032,419
Mondi PLC	126,588	3,466,045
Naspers, Ltd., N Shares	14,236	3,063,930
The Bidvest Group, Ltd.	166,928	2,181,583
		13,116,173
South Korea | 12.8%
Coway Co., Ltd.	24,365	1,901,653

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
DB Insurance Co., Ltd.	39,473	$2,590,566
Lotte Chemical Corp.	5,540	1,387,674
NCSoft Corp.	6,770	2,700,601
S-Oil Corp.	16,845	2,079,752
Samsung Electro-Mechanics Co., Ltd.	14,209	1,778,732
Samsung Electronics Co., Ltd.	352,757	14,774,260
SK Hynix, Inc.	67,289	4,434,140
		31,647,378
Taiwan | 12.5%
ASE Technology Holding Co., Ltd. ADR	405,950	1,960,739
Far EasTone Telecommunications Co., Ltd.	950,000	2,264,442
Formosa Plastics Corp.	1,183,000	4,531,107
Hon Hai Precision Industry Co., Ltd.	1,108,500	2,855,060
Largan Precision Co., Ltd.	28,000	3,334,539
Silicon Motion Technology Corp. ADR	48,710	2,615,727
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	306,378	13,529,653
		31,091,267
Thailand | 1.5%
Bangkok Bank Public Co. Ltd.	249,400	1,681,175
Kasikornbank Public Co. Ltd.	294,100	1,982,492
		3,663,667
United Arab Emirates | 0.4%
Emaar Properties PJSC	777,394	1,048,177
United Kingdom | 1.5%
Unilever NV NY Shares	69,100	3,838,505
Total Common Stocks (Cost $231,623,578)		242,179,982
Preferred Stocks | 0.8%
Brazil | 0.8%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,922,188)	172,929	1,898,760
Short-Term Investments | 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $5,003,989)	5,003,989	5,003,989
Total Investments | 100.4% (Cost $238,549,755)		$249,082,731
Liabilities in Excess of Cash and Other Assets | (0.4)%		(956,976)
Net Assets | 100.0%		$248,125,755

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 97.5%
Brazil | 6.9%
CVC Brasil Operadora e Agencia de Viagens SA	392,200	$4,206,010
Duratex SA	1,447,900	3,237,434
Notre Dame Intermedica Participacoes SA	598,000	3,904,684
Pagseguro Digital, Ltd., Class A	71,700	1,983,939
Petrobras Distribuidora SA	404,700	1,954,080
Petroleo Brasileiro SA	533,666	2,786,895
		18,073,042
Canada | 2.1%
First Quantum Minerals, Ltd.	487,355	5,550,259
China | 31.1%
AAC Technologies Holdings, Inc.	210,140	2,157,459
Agricultural Bank of China, Ltd., Class H	9,605,500	4,682,693
Alibaba Group Holding, Ltd. Sponsored ADR (*)	31,210	5,142,160
Anhui Conch Cement Co., Ltd., Class H	1,202,000	7,182,398
Baidu, Inc. Sponsored ADR (*)	42,917	9,814,260
Beijing Enterprises Water Group, Ltd.	6,050,000	3,223,557
China Medical System Holdings, Ltd.	1,315,000	1,828,283
China Merchants Bank Co., Ltd., Class H	754,211	3,036,261
China State Construction International Holdings, Ltd.	6,306,160	6,664,217
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	464,200	1,933,028
Kingsoft Corp., Ltd.	1,230,000	2,318,408
Li Ning Co., Ltd. (*)	2,055,000	1,943,425
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	53,500	3,959,535
Ping An Insurance (Group) Co. of China, Ltd., Class H	602,000	6,117,633
Tencent Holdings, Ltd.	223,500	9,235,514
Weibo Corp. Sponsored ADR (*)	36,600	2,676,558
Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,153,192	6,586,114
ZTO Express Cayman, Inc. ADR	177,585	2,942,583
		81,444,086
Colombia | 1.9%
Bancolombia SA Sponsored ADR	121,147	5,054,253
Hong Kong | 3.4%
China Gas Holdings, Ltd.	577,800	1,634,183
Techtronic Industries Co., Ltd.	1,120,500	7,159,071
		8,793,254
India | 9.3%
HDFC Bank, Ltd. ADR	61,585	5,795,149
Description	Shares	Fair Value
ICICI Bank, Ltd. Sponsored ADR	813,801	$6,909,170
Reliance Industries, Ltd.	394,177	6,841,827
Shriram Transport Finance Co., Ltd.	302,056	4,786,601
		24,332,747
Indonesia | 1.5%
PT Bank Rakyat Indonesia (Persero) Tbk	19,108,500	4,037,464
Luxembourg | 2.2%
Tenaris SA ADR	168,700	5,654,824
Mexico | 2.6%
Grupo Financiero Banorte SAB de CV, Class O	937,757	6,779,872
Peru | 2.5%
Credicorp, Ltd.	29,655	6,615,437
Philippines | 1.1%
BDO Unibank, Inc.	1,284,895	2,849,194
Portugal | 2.7%
Galp Energia SGPS SA	357,173	7,082,532
Russia | 5.5%
Mail.Ru Group, Ltd. GDR (*)	156,334	4,222,358
Novatek OAO Sponsored GDR	21,879	4,019,210
Sberbank of Russia PJSC	750,420	2,324,528
Yandex NV Class A (*)	120,035	3,947,951
		14,514,047
South Africa | 3.9%
Capitec Bank Holdings, Ltd.	80,150	5,801,221
Petra Diamonds, Ltd. (*)	1,930,687	951,561
Standard Bank Group, Ltd.	274,930	3,396,800
		10,149,582
South Korea | 9.7%
Doosan Bobcat, Inc.	165,490	6,020,718
Korea Aerospace Industries, Ltd. (*)	53,055	1,678,254
NCSoft Corp.	6,697	2,671,480
Netmarble Corp.	18,740	1,941,807
Partron Co., Ltd.	283,331	1,915,004
Samsung Electronics Co., Ltd.	268,607	11,249,868
		25,477,131
Taiwan | 10.6%
Airtac International Group	210,000	2,054,380
ASE Technology Holding Co., Ltd.	1,212,289	2,935,508
Catcher Technology Co., Ltd.	349,670	3,846,053
Hiwin Technologies Corp.	240,185	1,983,761
Largan Precision Co., Ltd.	22,860	2,722,413
MediaTek, Inc.	649,000	5,242,090
Silicon Motion Technology Corp. ADR	105,910	5,687,367

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co., Ltd.	400,000	$3,415,380
		27,886,952
United Kingdom | 0.5%
KAZ Minerals PLC	173,582	1,239,327
Total Common Stocks (Cost $239,303,982)		255,534,003
Preferred Stocks | 0.7%
Brazil | 0.7%
Banco Bradesco SA ADR (Cost $2,841,082)	275,886	1,953,273
Short-Term Investments | 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $2,027,810)	2,027,810	2,027,810
Total Investments | 99.0% (Cost $244,172,874)		$259,515,086
Cash and Other Assets in Excess of Liabilities | 1.0%		2,556,973
Net Assets | 100.0%		$262,072,059

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 96.3%
Brazil | 3.9%
Ambev SA ADR	2,017	$9,218
Banco Santander Brasil SA	1,100	9,726
Cia de Saneamento de Minas Gerais-COPASA	500	4,821
Cosan SA	800	6,420
EcoRodovias Infraestrutura e Logistica SA	5,800	10,283
Estacio Participacoes SA	1,600	9,901
Fibria Celulose SA	600	11,220
Guararapes Confeccoes SA	200	5,150
Petroleo Brasileiro SA	6,000	31,333
TIM Participacoes SA	2,400	6,971
Vale SA	3,309	49,014
		154,057
Chile | 1.1%
Cia Cervecerias Unidas SA Sponsored ADR	849	23,687
Enel Americas SA ADR	1,433	11,077
Sociedad Quimica y Minera de Chile SA Sponsored ADR	190	8,687
		43,451
China | 28.2%
AAC Technologies Holdings, Inc.	500	5,133
Agile Group Holdings, Ltd.	2,000	2,789
Agricultural Bank of China, Ltd., Class H	13,000	6,337
Air China, Ltd., Class H	6,000	5,790
Alibaba Group Holding, Ltd. Sponsored ADR (*)	844	139,057
Anhui Conch Cement Co., Ltd., Class H	5,000	29,877
ANTA Sports Products, Ltd.	2,000	9,600
Autohome, Inc. ADR	86	6,657
BAIC Motor Corp., Ltd., Class H	6,500	5,208
Baidu, Inc. Sponsored ADR (*)	166	37,961
Bank of China, Ltd., Class H	61,000	26,978
Bank of Communications Co., Ltd., Class H	7,000	5,226
Beijing Enterprises Holdings, Ltd.	2,500	14,023
China CITIC Bank Corp., Ltd., Class H	48,000	30,515
China Communications Services Corp., Ltd., Class H	6,000	5,537
China Construction Bank Corp., Class H	77,000	66,792
China Evergrande Group	2,000	5,602
China Medical System Holdings, Ltd.	3,000	4,171
China Mengniu Dairy Co., Ltd.	2,000	6,649
China Merchants Bank Co., Ltd., Class H	5,500	22,142
China Mobile, Ltd.	2,500	24,536
China Oriental Group Co., Ltd.	10,000	8,067
Description	Shares	Fair Value
China Petroleum & Chemical Corp., Class H	20,000	$20,055
China Resources Cement Holdings, Ltd.	12,000	13,982
China Resources Gas Group, Ltd.	2,000	8,140
China SCE Group Holdings, Ltd.	17,000	6,561
China Telecom Corp., Ltd., Class H	78,000	38,694
China Vanke Co., Ltd., Class H	2,200	7,190
CNOOC, Ltd.	24,000	47,416
Country Garden Holdings Co., Ltd.	16,000	19,911
CSPC Pharmaceutical Group, Ltd.	14,000	29,690
Geely Automobile Holdings, Ltd.	8,000	15,957
Guangzhou Automobile Group Co., Ltd. Class H	11,200	12,267
Industrial & Commercial Bank of China, Ltd., Class H	86,000	62,441
Jiayuan International Group, Ltd.	2,000	3,424
Longfor Group Holdings, Ltd.	3,000	7,663
Lonking Holdings, Ltd.	17,000	5,499
Momo, Inc. Sponsored ADR (*)	142	6,220
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	166	12,286
PetroChina Co., Ltd., Class H	34,000	27,735
PICC Property & Casualty Co., Ltd., Class H	6,000	7,047
Ping An Insurance (Group) Co. of China, Ltd., Class H	5,500	55,892
Postal Savings Bank of China Co., Ltd., Class H	10,000	6,262
Shenzhou International Group Holdings, Ltd.	1,000	12,830
Sinotruk Hong Kong, Ltd.	5,500	11,979
Sunny Optical Technology Group Co., Ltd.	800	9,235
Tencent Holdings, Ltd.	3,500	144,628
Tianneng Power International, Ltd.	10,000	8,800
Wuxi Biologics Cayman, Inc. (*)	500	5,008
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,600	6,671
YY, Inc. ADR (*)	119	8,915
Zhongsheng Group Holdings, Ltd.	5,000	12,044
Zijin Mining Group Co., Ltd. Class H	20,000	7,693
		1,110,782
Colombia | 0.6%
Bancolombia SA Sponsored ADR	163	6,800
Ecopetrol SA Sponsored ADR	692	18,636
		25,436
Egypt | 0.4%
Commercial International Bank Egypt SAE ADR	3,121	14,076
Greece | 0.2%
JUMBO SA	450	6,690

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Hong Kong | 1.2%
China Gas Holdings, Ltd.	2,800	$7,919
Lee & Man Paper Manufacturing, Ltd.	9,000	8,318
Shimao Property Holdings, Ltd.	5,500	13,723
Sino Biopharmaceutical, Ltd.	17,500	16,307
		46,267
Hungary | 1.1%
Magyar Telekom Telecommunications PLC	8,117	11,661
MOL Hungarian Oil & Gas PLC	2,905	31,294
		42,955
India | 6.7%
Cipla, Ltd. GDR	660	5,940
GAIL India, Ltd. GDR	507	16,051
HDFC Bank, Ltd. ADR	404	38,017
ICICI Bank, Ltd. Sponsored ADR	880	7,471
Infosys, Ltd. Sponsored ADR	6,848	69,644
Reliance Industries, Ltd. Sponsored GDR (#)	709	24,300
State Bank of India GDR (*)	225	8,295
Tata Motors, Ltd. Sponsored ADR (*)	719	11,044
Tata Steel, Ltd. GDR	983	7,777
Vedanta, Ltd. ADR	363	4,646
Wipro, Ltd. ADR	5,934	30,916
WNS Holdings, Ltd. ADR (*)	813	41,260
		265,361
Indonesia | 1.4%
PT Bank Central Asia Tbk	6,500	10,527
PT Bank Rakyat Indonesia (Persero) Tbk	106,900	22,587
PT Gudang Garam Tbk	2,500	12,421
PT Unilever Indonesia Tbk	2,600	8,203
		53,738
Malaysia | 2.9%
AirAsia Group Berhad	12,100	9,242
Astro Malaysia Holdings Berhad	16,900	5,997
Hartalega Holdings Berhad	4,100	6,556
Hong Leong Bank Berhad	3,500	17,368
Inari Amertron Berhad	17,150	9,446
Nestle Malaysia Berhad	400	14,147
Petronas Chemicals Group Berhad	12,600	28,482
Public Bank Berhad	1,500	9,060
Sime Darby Berhad	12,100	7,617
Sunway Construction Group Berhad	13,800	6,063
		113,978
Mexico | 2.7%
Alfa SAB de CV, Class A	8,300	10,702
Description	Shares	Fair Value
America Movil SAB de CV, Class L Sponsored ADR	449	$7,211
Grupo Aeroportuario del Centro Norte SAB de CV	1,900	13,549
Grupo Financiero Banorte SAB de CV, Class O	2,900	20,967
Grupo Mexico SAB de CV, Series B	2,800	8,072
Mexichem SAB de CV	2,000	6,878
Wal-Mart de Mexico SAB de CV	13,400	40,836
		108,215
Peru | 0.2%
Credicorp, Ltd.	39	8,700
Philippines | 1.4%
Ayala Land, Inc.	35,100	26,024
Cebu Air, Inc.	7,180	9,303
DMCI Holdings, Inc.	61,300	12,914
JG Summit Holdings, Inc.	5,570	5,561
		53,802
Poland | 1.6%
Ciech SA	279	3,583
Dino Polska SA (*)	395	10,665
Enea SA (*)	5,064	10,983
Grupa Lotos SA	551	11,209
Jastrzebska Spolka Weglowa SA (*)	283	5,069
LPP SA	4	9,352
PGE Polska Grupa Energetyczna SA (*)	2,094	5,406
Tauron Polska Energia SA (*)	11,891	5,704
		61,971
Russia | 5.2%
Gazprom PJSC Sponsored ADR	4,299	21,464
LUKOIL PJSC Sponsored ADR	443	33,931
Mobile TeleSystems PJSC Sponsored ADR	798	6,807
Novolipetsk Steel PJSC GDR	916	24,682
Sberbank of Russia PJSC Sponsored ADR	4,006	50,683
Severstal PJSC GDR	576	9,567
Tatneft PJSC Sponsored ADR	593	45,322
VTB Bank PJSC GDR	7,699	10,309
		202,765
Singapore | 0.3%
BOC Aviation, Ltd.	1,300	10,083
South Africa | 4.0%
Absa Group, Ltd.	477	5,114
Astral Foods, Ltd.	589	10,262
AVI, Ltd.	1,874	14,076
Clicks Group, Ltd.	761	9,406

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Coronation Fund Managers, Ltd.	1,426	$5,407
FirstRand, Ltd.	4,089	19,591
Imperial Holdings, Ltd.	442	5,462
Mr. Price Group, Ltd.	1,355	21,837
Naspers, Ltd., N Shares	218	46,919
Nedbank Group, Ltd.	360	6,727
Sappi, Ltd.	982	6,159
Standard Bank Group, Ltd.	426	5,263
		156,223
South Korea | 16.1%
BGF retail Co., Ltd.	49	9,076
Celltrion, Inc. (*)	32	8,564
Cheil Worldwide, Inc.	723	14,111
Hana Financial Group, Inc.	325	13,052
Hotel Shilla Co., Ltd.	71	6,946
Hyundai Marine & Fire Insurance Co., Ltd.	680	25,716
Industrial Bank of Korea	738	10,126
Jin Air Co., Ltd.	301	5,876
Kakao Corp.	121	12,983
KB Financial Group, Inc.	265	12,915
KB Financial Group, Inc. ADR	946	45,673
KCC Corp.	21	6,418
Korea Electric Power Corp. Sponsored ADR	756	9,956
Korea Investment Holdings Co., Ltd.	95	6,513
Korea United Pharm, Inc.	333	9,067
Korean Air Lines Co., Ltd.	379	9,596
KT&G Corp.	116	10,876
LG Chem, Ltd.	48	15,819
LG Corp.	273	17,867
LG Electronics, Inc.	216	13,791
LG Household & Health Care, Ltd.	11	12,648
LG Uplus Corp.	1,148	18,934
Lotte Chemical Corp.	34	8,516
Meritz Fire & Marine Insurance Co., Ltd.	708	12,347
NCSoft Corp.	22	8,776
POSCO	62	16,465
Samsung Electronics Co., Ltd. GDR	200	208,852
Samsung SDS Co., Ltd.	70	14,572
SK Holdings Co., Ltd.	62	16,035
SK Hynix, Inc.	790	52,059
		634,145
Taiwan | 12.7%
Advantech Co., Ltd.	2,000	14,896
China General Plastics Corp.	8,240	6,879
Chroma ATE, Inc.	2,000	9,591
Eva Airways Corp.	23,100	11,231
Description	Shares	Fair Value
Feng TAY Enterprise Co., Ltd.	2,000	$12,317
Formosa Chemicals & Fibre Corp.	8,000	33,351
Hiwin Technologies Corp.	1,030	8,507
Hung Sheng Construction, Ltd.	10,800	10,721
Micro-Star International Co., Ltd.	3,000	8,068
Nichidenbo Corp.	3,210	6,352
President Chain Store Corp.	2,000	23,477
St Shine Optical Co., Ltd.	1,000	21,963
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	5,134	226,717
Uni-President Enterprises Corp.	16,000	41,774
Yageo Corp.	718	10,769
Yuanta Financial Holding Co., Ltd.	103,000	54,291
		500,904
Thailand | 3.6%
Advanced Info Service Public Co. Ltd. (‡)	5,500	34,184
Bumrungrad Hospital Public Co. Ltd. (‡)	1,600	9,202
Central Pattana Public Co. Ltd. NVDR	3,500	8,980
CP ALL Public Co. Ltd. (‡)	8,500	18,135
Indorama Ventures Public Co. Ltd. NVDR	6,300	11,460
Krungthai Card Public Co. Ltd. NVDR	9,500	10,564
Muangthai Capital Public Co. Ltd. NVDR	7,800	11,628
PTT Exploration & Production Public Co. Ltd. (‡)	1,900	9,106
PTT Global Chemical Public Co. Ltd. (‡)	3,700	9,296
PTT Public Co. Ltd. (‡)	6,000	10,065
Tisco Financial Group Public Co. Ltd. NVDR	4,100	10,612
		143,232
Turkey | 0.6%
Ford Otomotiv Sanayi AS	581	6,333
Turk Telekomunikasyon AS ADR (*)	5,391	6,124
Turkiye Garanti Bankasi AS ADR	7,348	9,553
		22,010
United States | 0.2%
Yum China Holdings, Inc.	276	9,690
Total Common Stocks (Cost $3,339,111)		3,788,531
Preferred Stocks | 0.3%
Brazil | 0.3%
Banco Bradesco SA ADR (Cost $11,509)	1,498	10,606
Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $145,759)	145,759	145,759

Description	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Total Investments | 100.3% (Cost $3,496,379)	$3,944,896
Liabilities in Excess of Cash and Other Assets | (0.3)%	(10,820)
Net Assets | 100.0%	$3,934,076

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio
Common Stocks | 94.9%
Argentina | 1.2%
Transportadora de Gas del Sur SA Class B	104,275	$1,514,073
YPF SA Sponsored ADR (*)	175,600	2,713,020
		4,227,093
Brazil | 5.7%
Ambev SA ADR	420,075	1,919,743
Banco do Brasil SA	400,757	2,922,409
CCR SA	611,600	1,281,186
Cia de Saneamento do Parana	119,800	1,229,281
Cielo SA Sponsored ADR	501,650	1,532,541
Duratex SA	1,508,100	3,372,038
Iochpe Maxion SA	302,745	1,431,808
JSL SA (*)	421,700	451,089
Movida Participacoes SA	903,100	1,310,412
Pagseguro Digital, Ltd., Class A	77,800	2,152,726
Petrobras Distribuidora SA	391,600	1,890,827
		19,494,060
Brazil | 0.1%
Movida Participacoes SA (*)	212,256	307,987
Canada | 1.5%
First Quantum Minerals, Ltd.	461,015	5,250,285
Chile | 0.2%
Geopark, Ltd. (*)	37,019	755,188
China | 30.1%
A-Living Services Co., Ltd., Class H	1,000,250	1,535,807
Agricultural Bank of China, Ltd., Class H	8,590,000	4,187,635
Alibaba Group Holding, Ltd. Sponsored ADR (*)	38,200	6,293,832
Anhui Conch Cement Co., Ltd., Class H	1,859,000	11,108,218
Baidu, Inc. Sponsored ADR (*)	51,004	11,663,595
Beijing Enterprises Water Group, Ltd.	5,320,000	2,834,599
China Construction Bank Corp., Class H	7,643,281	6,629,972
China Medical System Holdings, Ltd.	2,013,960	2,800,067
China Meidong Auto Holdings, Ltd.	1,308,000	610,555
China Mobile, Ltd. Sponsored ADR	101,516	4,967,178
China Shenhua Energy Co., Ltd., Class H	1,321,500	2,992,486
China State Construction International Holdings, Ltd.	5,840,249	6,171,853
CNOOC, Ltd.	1,787,800	3,532,079
Consun Pharmaceutical Group, Ltd.	2,171,000	1,725,857
Fufeng Group, Ltd.	2,847,000	1,382,709
Goodbaby International Holdings, Ltd.	3,078,000	1,230,279
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	503,700	2,097,514
JNBY Design, Ltd.	1,007,000	1,775,106
Description	Shares	Fair Value
Kingsoft Corp., Ltd.	2,162,000	$4,075,120
NetEase, Inc. ADR	23,705	5,410,666
Ping An Insurance (Group) Co. of China, Ltd., Class H	752,000	7,641,960
Precision Tsugami China Corp., Ltd.	766,000	669,877
RISE Education Cayman, Ltd. ADR	141,700	1,676,311
Sinotrans, Ltd., Class H	3,647,000	1,486,841
Tianyun International Holdings, Ltd.	5,838,000	924,509
West China Cement, Ltd.	10,320,000	1,936,961
Yestar Healthcare Holdings Co., Ltd.	3,275,000	907,834
ZTO Express Cayman, Inc. ADR	235,130	3,896,104
		102,165,524
Colombia | 1.5%
Bancolombia SA Sponsored ADR	123,092	5,135,398
Egypt | 0.8%
Commercial International Bank Egypt SAE GDR	393,245	1,792,551
Credit Agricole Egypt SAE	240,239	587,728
Dice Sport & Casual Wear (*)	266,817	316,399
		2,696,678
Estonia | 0.1%
Tallinna Sadam AS	125,200	304,967
Georgia | 0.7%
Bank of Georgia Group PLC	77,609	1,731,109
TBC Bank Group PLC	33,962	744,990
		2,476,099
Greece | 0.6%
OPAP SA	177,560	1,863,905
Hong Kong | 4.4%
China Gas Holdings, Ltd.	617,600	1,746,749
China Water Affairs Group, Ltd.	1,564,000	1,752,478
Kingboard Laminates Holdings, Ltd.	1,237,500	1,096,614
Man Wah Holdings, Ltd.	1,821,705	1,092,135
NewOcean Energy Holdings, Ltd. (*)	1,724,000	534,788
Techtronic Industries Co., Ltd.	1,129,000	7,213,379
TK Group Holdings, Ltd.	796,000	499,887
Tongda Group Holdings, Ltd.	6,689,114	972,186
		14,908,216
Hungary | 0.8%
OTP Bank Nyrt.	70,311	2,606,655
India | 10.0%
Axis Bank, Ltd. (*)	777,763	6,581,138
Bajaj Auto, Ltd.	55,482	2,057,461
Dewan Housing Finance Corp., Ltd.	231,459	877,500
HCL Technologies, Ltd.	94,572	1,419,396
ICICI Bank, Ltd. Sponsored ADR	853,883	7,249,467

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (continued)
Infosys, Ltd. Sponsored ADR	136,900	$1,392,273
Jubilant Life Sciences, Ltd.	165,271	1,669,631
Kiri Industries, Ltd. (*)	101,928	706,917
Mirza International, Ltd.	229,418	261,840
Reliance Industries, Ltd.	355,346	6,167,828
Tata Consultancy Services, Ltd.	155,079	4,663,855
The South Indian Bank, Ltd.	1,318,722	239,007
Uflex, Ltd.	118,719	473,351
		33,759,664
Indonesia | 3.1%
PT Bank Mandiri (Persero) Tbk	7,105,700	3,204,782
PT Bank Pembangunan Daerah Jawa Timur Tbk	7,531,400	328,281
PT Bank Rakyat Indonesia (Persero) Tbk	20,597,490	4,352,075
PT Bekasi Fajar Industrial Estate Tbk	40,140,000	463,201
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	94,930	2,323,887
		10,672,226
Kenya | 0.2%
KCB Group, Ltd.	1,537,700	611,118
Kuwait | 0.2%
Human Soft Holding Co. KSC	77,918	833,943
Mexico | 2.2%
Alpek SAB de CV (*)	1,170,100	1,908,275
America Movil SAB de CV, Class L Sponsored ADR	110,443	1,773,714
Credito Real SAB de CV	354,900	487,006
Grupo Mexico SAB de CV, Series B	525,301	1,514,374
Kimberly-Clark de Mexico SAB de CV, Series A	1,046,500	1,862,159
		7,545,528
Morocco | 0.1%
Residences Dar Saada	21,421	221,635
Oman | 0.2%
Ooredoo	556,898	775,105
Pakistan | 0.3%
Bank Alfalah, Ltd.	1,507,000	602,333
Kohinoor Textile Mills, Ltd.	565,890	246,992
		849,325
Philippines | 0.3%
Melco Resorts And Entertainment Philippines Corp. (*)	2,013,400	262,712
PLDT, Inc. Sponsored ADR	31,802	817,311
		1,080,023
Description	Shares	Fair Value
Russia | 5.6%
Gazprom PJSC Sponsored ADR	370,882	$1,851,721
LUKOIL PJSC Sponsored ADR	45,473	3,475,956
Mail.Ru Group, Ltd. GDR (*)	133,040	3,593,220
Mobile TeleSystems PJSC Sponsored ADR	279,900	2,387,547
Sberbank of Russia PJSC	691,361	2,141,585
Sberbank of Russia PJSC Sponsored ADR	438,347	5,512,214
		18,962,243
Singapore | 1.0%
BOC Aviation, Ltd.	240,500	1,865,318
China Yuchai International, Ltd.	82,200	1,419,594
		3,284,912
South Africa | 1.2%
Petra Diamonds, Ltd. (*)	2,481,191	1,222,883
Standard Bank Group, Ltd.	217,690	2,689,592
		3,912,475
South Korea | 12.2%
ELP Corp. (*)	27,880	397,189
Eugene Technology Co., Ltd.	124,194	1,584,514
F&F Co., Ltd.	15,996	1,215,187
Hanwha Life Insurance Co., Ltd.	182,275	869,245
HS Industries Co., Ltd.	262,226	1,995,348
Hyundai Mobis Co., Ltd.	14,881	3,058,613
Innocean Worldwide, Inc.	31,685	1,668,151
KT&G Corp.	18,846	1,766,931
Nasmedia Co., Ltd.	35,550	1,296,372
NCSoft Corp.	6,864	2,738,098
Nice Information & Telecommunication, Inc.	35,109	708,959
Samjin Pharmaceutical Co., Ltd.	16,494	865,313
Samsung Electronics Co., Ltd.	336,030	14,073,696
Shinhan Financial Group Co., Ltd.	81,414	3,287,643
SK Hynix, Inc.	87,444	5,762,293
		41,287,552
Taiwan | 9.2%
Catcher Technology Co., Ltd.	334,000	3,673,698
Chailease Holding Co., Ltd.	474,300	1,661,139
Gourmet Master Co., Ltd.	171,782	1,470,221
Hon Hai Precision Industry Co., Ltd.	822,671	2,118,877
Largan Precision Co., Ltd.	30,614	3,645,842
Macronix International	1,093,446	912,023
MediaTek, Inc.	342,000	2,762,395
Primax Electronics, Ltd.	969,000	1,549,184
Silicon Motion Technology Corp. ADR	95,751	5,141,829
Sunny Friend Environmental Technology Co., Ltd.	138,000	1,005,948

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co., Ltd.	838,720	$7,161,369
		31,102,525
Thailand | 0.5%
Tisco Financial Group Public Co. Ltd. (‡)	655,900	1,698,566
Turkey | 0.7%
KOC Holding AS ADR	159,867	2,263,717
Ukraine | 0.2%
Kernel Holding SA	52,958	717,664
Total Common Stocks (Cost $327,105,733)		321,770,276
Preferred Stocks | 0.6%
Brazil | 0.6%
Banco Bradesco SA ADR (Cost $2,196,227)	298,990	2,116,849
Warrants | 0.0%
Brazil | 0.0%
Iochpe Maxion SA, Expires 06/03/19 (*) (Cost $0)	15,354	31,555
Short-Term Investments | 4.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $13,415,946)	13,415,946	13,415,946
Total Investments | 99.5% (Cost $342,717,906)		$337,334,626
Cash and Other Assets in Excess of Liabilities | 0.5%		1,793,727
Net Assets | 100.0%		$339,128,353

Description	Shares	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio
Common Stocks | 54.6%
Argentina | 0.7%
Transportadora de Gas del Sur SA Class B	11,970	$173,804
YPF SA Sponsored ADR (*)	19,682	304,087
		477,891
Brazil | 3.3%
Ambev SA ADR	47,100	215,247
Banco do Brasil SA	45,045	328,478
CCR SA	68,100	142,657
Cia de Saneamento do Parana	13,720	140,782
Cielo SA Sponsored ADR	56,143	171,517
Duratex SA	165,100	369,155
Iochpe Maxion SA	34,749	164,343
JSL SA (*)	53,900	57,656
Movida Participacoes SA	103,900	150,761
Pagseguro Digital, Ltd., Class A	8,500	235,195
Petrobras Distribuidora SA	42,900	207,141
		2,182,932
Brazil | 0.1%
Movida Participacoes SA (*)	26,487	38,433
Canada | 0.9%
First Quantum Minerals, Ltd.	50,469	574,768
Chile | 0.1%
Geopark, Ltd. (*)	4,755	97,002
China | 17.3%
A-Living Services Co., Ltd., Class H	115,000	176,574
Agricultural Bank of China, Ltd., Class H	940,000	458,251
Alibaba Group Holding, Ltd. Sponsored ADR (*)	4,171	687,214
Anhui Conch Cement Co., Ltd., Class H	204,500	1,221,964
Baidu, Inc. Sponsored ADR (*)	5,621	1,285,410
Beijing Enterprises Water Group, Ltd.	582,000	310,101
China Construction Bank Corp., Class H	858,065	744,307
China Medical System Holdings, Ltd.	220,013	305,890
China Meidong Auto Holdings, Ltd.	168,000	78,420
China Mobile, Ltd. Sponsored ADR	11,438	559,661
China Shenhua Energy Co., Ltd., Class H	147,986	335,109
China State Construction International Holdings, Ltd.	640,068	676,410
CNOOC, Ltd.	201,000	397,107
Consun Pharmaceutical Group, Ltd.	250,000	198,740
Fufeng Group, Ltd.	328,000	159,300
Goodbaby International Holdings, Ltd.	354,000	141,494
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	55,100	229,448
JNBY Design, Ltd.	120,000	211,532
Description	Shares	Fair Value
Kingsoft Corp., Ltd.	237,000	$446,718
NetEase, Inc. ADR	2,665	608,286
Ping An Insurance (Group) Co. of China, Ltd., Class H	82,400	837,364
Precision Tsugami China Corp., Ltd.	98,000	85,702
RISE Education Cayman, Ltd. ADR	16,300	192,829
Sinotrans, Ltd., Class H	418,000	170,414
Tianyun International Holdings, Ltd.	754,000	119,404
West China Cement, Ltd.	1,188,000	222,976
Yestar Healthcare Holdings Co., Ltd.	745,000	206,515
ZTO Express Cayman, Inc. ADR	25,760	426,843
		11,493,983
Colombia | 0.8%
Bancolombia SA Sponsored ADR	13,461	561,593
Egypt | 0.5%
Commercial International Bank Egypt SAE GDR	46,319	211,138
Credit Agricole Egypt SAE	30,712	75,135
Dice Sport & Casual Wear (*)	34,176	40,527
		326,800
Estonia | 0.1%
Tallinna Sadam AS	16,204	39,470
Georgia | 0.4%
Bank of Georgia Group PLC	8,909	198,720
TBC Bank Group PLC	4,386	96,211
		294,931
Greece | 0.3%
OPAP SA	20,418	214,334
Hong Kong | 2.6%
China Gas Holdings, Ltd.	67,600	191,192
China Water Affairs Group, Ltd.	180,000	201,692
Kingboard Laminates Holdings, Ltd.	142,000	125,833
Man Wah Holdings, Ltd.	209,360	125,514
NewOcean Energy Holdings, Ltd. (*)	222,000	68,865
Techtronic Industries Co., Ltd.	127,000	811,425
TK Group Holdings, Ltd.	102,000	64,056
Tongda Group Holdings, Ltd.	770,049	111,918
		1,700,495
Hungary | 0.4%
OTP Bank Nyrt.	7,874	291,915
India | 5.7%
Axis Bank, Ltd. (*)	87,397	739,521
Bajaj Auto, Ltd.	6,214	230,436
Dewan Housing Finance Corp., Ltd.	26,644	101,012
HCL Technologies, Ltd.	10,593	158,986
ICICI Bank, Ltd. Sponsored ADR	93,462	793,492

Description	Shares	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
Infosys, Ltd. Sponsored ADR	15,600	$158,652
Jubilant Life Sciences, Ltd.	18,996	191,905
Kiri Industries, Ltd. (*)	13,173	91,361
Mirza International, Ltd.	29,621	33,807
Reliance Industries, Ltd.	38,902	675,232
Tata Consultancy Services, Ltd.	17,249	518,748
The South Indian Bank, Ltd.	169,908	30,794
Uflex, Ltd.	15,330	61,123
		3,785,069
Indonesia | 1.8%
PT Bank Mandiri (Persero) Tbk	798,400	360,091
PT Bank Pembangunan Daerah Jawa Timur Tbk	974,300	42,468
PT Bank Rakyat Indonesia (Persero) Tbk	2,254,900	476,441
PT Bekasi Fajar Industrial Estate Tbk	5,176,700	59,737
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	10,584	259,097
		1,197,834
Kenya | 0.1%
KCB Group, Ltd.	198,500	78,889
Kuwait | 0.2%
Human Soft Holding Co. KSC	10,072	107,799
Mexico | 1.3%
Alpek SAB de CV	134,500	219,351
America Movil SAB de CV, Class L Sponsored ADR	12,313	197,747
Credito Real SAB de CV	45,800	62,848
Grupo Mexico SAB de CV, Series B	59,009	170,115
Kimberly-Clark de Mexico SAB de CV, Series A	117,535	209,144
		859,205
Morocco | 0.0%
Residences Dar Saada	2,765	28,608
Oman | 0.1%
Ooredoo	71,871	100,032
Pakistan | 0.2%
Bank Alfalah, Ltd.	192,850	77,080
Kohinoor Textile Mills, Ltd.	72,880	31,810
		108,890
Philippines | 0.2%
Melco Resorts And Entertainment Philippines Corp. (*)	257,500	33,599
PLDT, Inc. Sponsored ADR	3,540	90,978
		124,577
Description	Shares	Fair Value
Russia | 3.2%
Gazprom PJSC Sponsored ADR	41,677	$208,083
LUKOIL PJSC Sponsored ADR	5,158	394,278
Mail.Ru Group, Ltd. GDR (*)	14,565	393,380
Mobile TeleSystems PJSC Sponsored ADR	31,610	269,633
Sberbank of Russia PJSC	75,688	234,454
Sberbank of Russia PJSC Sponsored ADR (London)	3,482	44,053
Sberbank of Russia PJSC Sponsored ADR (United States)	45,730	575,055
		2,118,936
Singapore | 0.6%
BOC Aviation, Ltd.	27,600	214,066
China Yuchai International, Ltd.	9,400	162,338
		376,404
South Africa | 0.7%
Petra Diamonds, Ltd. (*)	285,731	140,826
Standard Bank Group, Ltd.	24,466	302,281
		443,107
South Korea | 7.0%
ELP Corp. (*)	3,599	51,273
Eugene Technology Co., Ltd.	14,291	182,330
F&F Co., Ltd.	1,841	139,857
Hanwha Life Insurance Co., Ltd.	20,458	97,561
HS Industries Co., Ltd.	30,121	229,199
Hyundai Mobis Co., Ltd.	1,670	343,249
Innocean Worldwide, Inc.	3,644	191,849
KT&G Corp.	2,115	198,295
Nasmedia Co., Ltd.	4,081	148,818
NCSoft Corp.	751	299,579
Nice Information & Telecommunication, Inc.	4,536	91,596
Samjin Pharmaceutical Co., Ltd.	2,110	110,695
Samsung Electronics Co., Ltd.	37,131	1,555,130
Shinhan Financial Group Co., Ltd.	9,133	368,807
SK Hynix, Inc.	9,805	646,120
		4,654,358
Taiwan | 5.2%
Catcher Technology Co., Ltd.	37,000	406,966
Chailease Holding Co., Ltd.	54,160	189,684
Gourmet Master Co., Ltd.	19,672	168,366
Hon Hai Precision Industry Co., Ltd. GDR	45,088	237,070
Largan Precision Co., Ltd.	3,648	434,443
Macronix International	125,700	104,844
MediaTek, Inc.	37,000	298,856
Primax Electronics, Ltd.	111,000	177,461
Silicon Motion Technology Corp. ADR	10,472	562,346

Description	Shares	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
Sunny Friend Environmental Technology Co., Ltd.	16,000	$116,632
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	17,869	789,095
		3,485,763
Thailand | 0.3%
Tisco Financial Group Public Co. Ltd. (‡)	75,300	195,002
Turkey | 0.4%
KOC Holding AS ADR	17,815	252,261
Ukraine | 0.1%
Kernel Holding SA	6,828	92,530
Total Common Stocks (Cost $40,207,550)		36,303,811
Preferred Stocks | 0.4%
Brazil | 0.4%
Banco Bradesco SA ADR (Cost $226,301)	32,640	231,091

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 0.6%
Argentina | 0.2%
Generacion Mediterranea SA, 9.625%, 07/27/23	USD	150	$127,500
China | 0.1%
G3 Exploration, Ltd., 12.000%, 11/20/18 (#),(Ø)	USD	200	94,000
Nigeria | 0.3%
IHS Netherlands Holdco BV, 9.500%, 10/27/21	USD	200	203,038
Total Corporate Bonds (Cost $557,611)			424,538
Foreign Government Obligations | 25.6%
Angola | 0.7%
Republic of Angola:
9.500%, 11/12/25	USD	280	317,450
8.250%, 05/09/28 (#)	USD	140	144,375
			461,825
Argentina | 0.5%
Republic of Argentina:
5.875%, 01/11/28	USD	65	51,512
6.875%, 01/11/48	USD	195	149,419
7.125%, 06/28/17	USD	140	108,570
			309,501
Belize | 0.0%
Republic of Belize, 4.938%, 02/20/34 (Ø)	USD	25	14,563
Description	Security Currency	Principal Amount (000)	Fair Value
Brazil | 2.3%
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/22	BRL	920	$165,017
Brazil NTN-B, 6.000%, 05/15/35	BRL	100	78,331
Brazil NTN-F:
10.000%, 01/01/21	BRL	2,242	560,139
10.000%, 01/01/27	BRL	1,534	347,872
Federal Republic of Brazil:
6.000%, 04/07/26	USD	15	15,420
4.625%, 01/13/28	USD	250	229,054
5.000%, 01/27/45	USD	30	24,675
5.625%, 02/21/47	USD	115	101,775
			1,522,283
Chile | 0.3%
Bonos de la Tesoreria de la Republica en pesos:
5.000%, 03/01/35	CLP	80,000	121,349
6.000%, 01/01/43	CLP	50,000	84,793
			206,142
Colombia | 1.1%
Colombian Titulos De Tesoreria, 10.000%, 07/24/24	COP	1,451,000	575,826
Republic of Colombia, 5.000%, 06/15/45	USD	125	125,156
			700,982
Costa Rica | 0.3%
Republic of Costa Rica:
4.250%, 01/26/23	USD	25	22,469
7.158%, 03/12/45	USD	170	151,300
			173,769
Czech Republic | 0.2%
Czech Republic, 2.500%, 08/25/28	CZK	3,370	156,321
Dominican Republic | 1.3%
Dominican Republic Bonds:
15.950%, 06/04/21 (#)	DOP	4,200	95,660
8.900%, 02/15/23 (#)	DOP	12,000	238,477
10.500%, 04/07/23	DOP	3,500	70,204
5.500%, 01/27/25	USD	120	120,150
6.000%, 07/19/28 (#)	USD	50	50,842
7.450%, 04/30/44	USD	65	69,550
6.500%, 02/15/48 (#)	USD	235	230,594
			875,477
Ecuador | 0.5%
Republic of Ecuador, 7.950%, 06/20/24	USD	365	347,662
Egypt | 2.2%
Arab Republic of Egypt:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
6.588%, 02/21/28 (#)	USD	105	$100,013
8.500%, 01/31/47	USD	480	480,000
Egypt Treasury Bills:
0.000%, 03/05/19	EGP	14,225	722,485
0.000%, 08/20/19	EGP	3,650	170,414
			1,472,912
El Salvador | 0.3%
Republic of El Salvador:
5.875%, 01/30/25	USD	110	102,850
7.650%, 06/15/35	USD	85	82,556
			185,406
Ghana | 0.9%
Ghana Government Bonds:
24.500%, 04/22/19	GHS	80	16,778
24.500%, 05/27/19	GHS	50	10,528
24.000%, 09/09/19	GHS	200	42,421
16.500%, 03/22/21	GHS	320	62,621
16.500%, 02/06/23	GHS	630	112,035
Ghana Treasury Note, 19.950%, 05/06/19	GHS	20	4,206
Republic of Ghana:
7.875%, 08/07/23	USD	200	209,250
7.625%, 05/16/29 (#)	USD	140	140,175
			598,014
Honduras | 0.0%
Republic of Honduras, 6.250%, 01/19/27	USD	20	20,540
Hungary | 0.1%
Hungary, 7.625%, 03/29/41	USD	30	41,850
Indonesia | 1.7%
Indonesia Government Bonds:
8.375%, 09/15/26	IDR	1,571,000	107,007
7.000%, 05/15/27	IDR	10,220,000	637,828
Republic of Indonesia, 3.500%, 01/11/28	USD	390	364,163
			1,108,998
Ivory Coast | 0.1%
Ivory Coast, 6.625%, 03/22/48 (#)	EUR	90	97,572
Kenya | 0.3%
Republic of Kenya, 8.250%, 02/28/48 (#)	USD	235	226,775
Lebanon | 0.2%
Lebanese Republic:
6.000%, 01/27/23	USD	70	59,150
6.650%, 04/22/24	USD	32	26,440
6.250%, 11/04/24	USD	22	17,682
Description	Security Currency	Principal Amount (000)	Fair Value
6.200%, 02/26/25	USD	75	$59,344
			162,616
Malaysia | 0.8%
Malaysia Government Bonds:
3.759%, 03/15/19	MYR	1,048	253,779
3.795%, 09/30/22	MYR	1,250	302,146
			555,925
Mexico | 2.1%
Mexican Bonos:
6.500%, 06/10/21	MXN	2,530	131,073
7.250%, 12/09/21	MXN	900	47,400
10.000%, 12/05/24	MXN	15,660	926,064
5.750%, 03/05/26	MXN	4,670	219,775
United Mexican States, 5.750%, 10/12/10	USD	60	60,600
			1,384,912
Mongolia | 0.1%
Mongolia International Bonds, 5.625%, 05/01/23	USD	55	53,419
Mozambique | 0.2%
Mozambique International Bonds, 10.500%, 01/18/23	USD	187	156,612
Nigeria | 0.4%
Nigeria Treasury Bills:
0.000%, 11/01/18	NGN	21,400	57,436
0.000%, 01/03/19	NGN	41,660	109,172
Republic of Nigeria, 7.625%, 11/28/47 (#)	USD	130	124,312
			290,920
Oman | 0.3%
Oman Government International Bonds, 5.625%, 01/17/28	USD	200	196,500
Panama | 0.1%
Republic of Panama, 4.500%, 04/16/50	USD	35	34,563
Papua New Guinea | 0.1%
Republic of Paraguay, 5.600%, 03/13/48	USD	85	84,363
Peru | 0.6%
Republic of Peru:
6.350%, 08/12/28	PEN	540	172,097
6.950%, 08/12/31	PEN	470	155,079
5.625%, 11/18/50	USD	55	65,244
			392,420
Philippines | 0.1%
Republic of Philippines:
3.625%, 09/09/25	PHP	2,420	35,840

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
3.700%, 02/02/42	USD	35	$32,638
			68,478
Poland | 0.3%
Poland Government Bonds, 3.250%, 07/25/25	PLN	640	176,823
Russia | 1.9%
Russia Foreign Bonds, 5.625%, 04/04/42	USD	200	210,400
Russia Government Bonds - OFZ:
7.600%, 04/14/21	RUB	19,470	296,458
7.750%, 09/16/26	RUB	33,830	497,722
7.050%, 01/19/28	RUB	16,900	236,381
			1,240,961
South Africa | 2.9%
Republic of South Africa:
7.750%, 02/28/23	ZAR	3,890	268,815
10.500%, 12/21/26	ZAR	11,880	912,229
8.000%, 01/31/30	ZAR	5,130	327,735
8.250%, 03/31/32	ZAR	2,910	184,736
8.500%, 01/31/37	ZAR	1,100	69,084
5.650%, 09/27/47	USD	65	58,987
8.750%, 02/28/48	ZAR	1,490	93,704
			1,915,290
Sri Lanka | 0.5%
Republic of Sri Lanka, 6.750%, 04/18/28 (#)	USD	330	321,337
Sri Lanka Government Bonds, 9.250%, 05/01/20	LKR	8,000	46,766
			368,103
Suriname | 0.0%
Republic of Suriname, 9.250%, 10/26/26	USD	15	14,700
Thailand | 0.3%
Thailand Government Bonds:
3.850%, 12/12/25	THB	3,600	120,507
3.775%, 06/25/32	THB	930	30,680
3.400%, 06/17/36	THB	1,820	57,485
			208,672
Turkey | 1.2%
Republic of Turkey:
5.625%, 03/30/21	USD	175	171,063
6.000%, 03/25/27	USD	125	113,750
5.750%, 05/11/47	USD	50	38,875
Turkey Government Bonds:
10.700%, 08/17/22	TRY	2,800	328,478
2.000%, 10/26/22	TRY	820	126,429
			778,595
Description	Security Currency	Principal Amount (000)	Fair Value
Ukraine | 0.3%
Ukraine Government Bonds:
7.750%, 09/01/20	USD	95	$95,665
7.375%, 09/25/32	USD	95	82,412
			178,077
Uruguay | 0.1%
Republica Orient Uruguay:
5.100%, 06/18/50	USD	10	10,200
4.975%, 04/20/55	USD	25	25,000
			35,200
Venezuela | 0.3%
Republic of Venezuela:
12.750%, 08/23/22 («)	USD	74	19,980
9.000%, 05/07/23 («)	USD	98	26,093
8.250%, 10/13/24	USD	131	34,387
7.650%, 04/21/25 («)	USD	118	31,122
11.750%, 10/21/26 («)	USD	36	9,810
9.250%, 09/15/27 («)	USD	88	24,033
9.250%, 05/07/28 («)	USD	87	22,838
11.950%, 08/05/31 («)	USD	97	26,675
7.000%, 03/31/38 («)	USD	151	38,694
			233,632
Total Foreign Government Obligations (Cost $18,872,828)			17,051,373
Quasi Government Bonds | 0.7%
Mexico | 0.1%
Petroleos Mexicanos, 6.500%, 03/13/27	USD	30	30,495
South Africa | 0.3%
Eskom Holdings SOC, Ltd., 5.750%, 01/26/21	USD	225	218,531
Ukraine | 0.2%
Ukreximbank Via Biz Finance PLC, 9.625%, 04/27/22	USD	150	152,595
Venezuela | 0.1%
Petroleos de Venezuela SA:
6.000%, 11/15/26 («)	USD	95	20,900
5.500%, 04/12/37 («)	USD	85	18,275
			39,175
Total Quasi Government Bonds (Cost $471,715)			440,796
Supranational Bonds | 0.3%
European Investment Bank, 7.200%, 07/09/19 (#) (Cost $224,678)	IDR	3,000,000	197,034

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
US Treasury Securities | 9.7%
US Treasury Notes:
0.875%, 10/15/18	USD	1,220	$1,219,458
0.750%, 10/31/18	USD	1,400	1,398,511
1.250%, 11/15/18	USD	600	599,371
1.000%, 11/30/18	USD	1,620	1,616,911
1.250%, 12/15/18	USD	1,620	1,616,867
Total US Treasury Securities (Cost $6,451,611)			6,451,118

Description	Shares	Fair Value
Warrants | 0.0%
Brazil | 0.0%
Iochpe Maxion SA, Expires 06/03/19 (*) (Cost $0)	5,284	$10,860
Short-Term Investments | 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $2,187,775)	2,187,775	2,187,775
Total Investments | 95.2% (Cost $69,200,069) (»)		$63,298,396
Cash and Other Assets in Excess of Liabilities | 4.8%		3,190,572
Net Assets | 100.0%		$66,488,968

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	79,044	USD	1,862	BRC	12/03/18	$—	$93
ARS	172,809	USD	4,038	BRC	12/03/18	—	171
ARS	5,339,400	USD	132,000	CIT	10/09/18	—	3,911
ARS	311,500	USD	7,760	CIT	11/13/18	—	620
ARS	37,987	USD	931	CIT	12/03/18	—	81
ARS	639,203	USD	15,022	CIT	12/03/18	—	719
ARS	1,983,801	USD	49,508	JPM	11/13/18	—	4,035
ARS	366,487	USD	8,599	JPM	12/03/18	—	398
ARS	729,709	USD	17,198	JPM	12/03/18	—	870
AUD	349,000	USD	253,802	HSB	11/05/18	—	1,471
BRL	12,567	USD	3,088	BOA	10/02/18	24	—
BRL	152,909	USD	36,673	BOA	10/02/18	1,189	—
BRL	47,587	USD	11,486	BOA	11/05/18	269	—
BRL	4,056	USD	1,013	BRC	10/02/18	—	9
BRL	12,568	USD	3,091	BRC	10/02/18	21	—
BRL	96,539	USD	23,434	BRC	10/02/18	470	—
BRL	96,540	USD	23,434	BRC	10/02/18	470	—
BRL	27,060	USD	6,548	BRC	11/05/18	137	—
BRL	62,405	USD	15,065	BRC	11/05/18	351	—
BRL	25,612	USD	6,397	CIT	10/02/18	—	55
BRL	171,164	USD	41,024	CIT	10/15/18	1,316	—
BRL	989,032	USD	293,560	CIT	10/16/18	—	48,919
BRL	44,452	USD	10,762	CIT	11/05/18	219	—
BRL	12,568	USD	3,090	SCB	10/02/18	22	—
BRL	95,228	USD	23,784	SCB	10/02/18	—	204
BRL	96,540	USD	23,423	SCB	10/02/18	482	—
BRL	464,443	USD	115,998	SCB	10/02/18	—	995
BRL	72,801	USD	18,000	SCB	10/15/18	9	—
BRL	30,800	USD	7,449	SCB	11/05/18	160	—
BRL	12,568	USD	3,090	UBS	10/02/18	22	—
BRL	96,540	USD	23,423	UBS	10/02/18	482	—
CLP	20,466,000	USD	30,000	BRC	10/19/18	1,125	—
CLP	20,926,153	USD	30,532	BRC	10/19/18	1,293	—
CLP	97,830,979	USD	141,509	BRC	10/19/18	7,276	—
CLP	119,961,600	USD	176,000	CIT	10/22/18	6,454	—
CLP	116,005,800	USD	177,000	HSB	10/30/18	—	531
CLP	225,958,500	USD	337,000	HSB	11/30/18	6,815	—
CNY	185,787	USD	27,000	HSB	10/24/18	14	—
CNY	1,238,945	USD	181,000	HSB	10/24/18	—	852
COP	45,619,287	USD	15,171	BOA	10/29/18	230	—
COP	29,272,891	USD	9,661	BRC	10/19/18	220	—
COP	32,846,920	USD	10,866	BRC	10/19/18	222	—
COP	28,285,855	USD	9,413	BRC	10/29/18	136	—
COP	15,847,920	USD	5,280	BRC	10/31/18	70	—
COP	265,760,000	USD	88,000	CIT	10/17/18	1,709	—
COP	152,577,448	USD	50,339	CIT	10/19/18	1,165	—

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
COP	178,881,348	USD	59,134	CIT	10/19/18	$1,249	$—
COP	531,996,950	USD	179,000	CIT	10/26/18	594	—
COP	127,620,152	USD	42,175	SCB	10/19/18	905	—
COP	6,303,870	USD	2,096	SCB	10/29/18	32	—
COP	17,315,770	USD	5,770	SCB	10/31/18	76	—
COP	17,315,770	USD	5,770	SCB	10/31/18	76	—
COP	1,487,970,000	USD	495,000	SCB	11/30/18	6,782	—
CZK	1,283,414	USD	58,834	BOA	11/20/18	—	904
CZK	1,283,414	USD	58,834	BRC	11/20/18	—	904
CZK	1,560,000	USD	70,919	CIT	11/13/18	—	521
CZK	7,509,000	USD	340,399	CIT	11/13/18	—	1,542
CZK	1,283,413	USD	58,837	JPM	11/20/18	—	906
CZK	1,283,414	USD	58,832	SCB	11/20/18	—	901
CZK	1,283,414	USD	58,834	UBS	11/20/18	—	903
EUR	297,119	USD	343,520	CIT	10/15/18	1,801	—
EUR	111,492	USD	129,826	SCB	10/15/18	—	246
EUR	172,389	USD	200,431	SCB	10/15/18	—	75
GHS	406,000	USD	84,937	CIT	11/05/18	—	2,991
GHS	509,016	USD	100,497	SCB	12/04/18	1,194	—
HUF	8,180,626	USD	29,491	BOA	11/20/18	—	11
HUF	9,517,389	USD	34,275	BRC	11/20/18	22	—
HUF	18,843,678	USD	68,561	BRC	11/20/18	—	654
HUF	20,955,000	USD	74,049	CIT	10/05/18	1,218	—
HUF	45,034,000	USD	163,783	CIT	11/20/18	—	1,495
HUF	8,849,007	USD	31,886	SCB	11/20/18	3	—
HUF	20,955,000	USD	76,467	SCB	11/20/18	—	952
HUF	85,593,000	USD	312,967	SCB	12/21/18	—	3,588
HUF	8,648,222	USD	31,439	UBS	11/20/18	—	274
IDR	176,909,014	USD	11,806	BOA	10/29/18	20	—
IDR	355,504,345	USD	23,685	BOA	10/31/18	70	—
IDR	183,014,520	USD	12,252	BRC	10/29/18	—	19
IDR	338,454,891	USD	23,141	BRC	10/29/18	—	517
IDR	475,777,243	USD	31,749	BRC	10/29/18	54	—
IDR	345,515,863	USD	23,031	BRC	10/31/18	56	—
IDR	747,250,000	USD	50,000	BRC	10/31/18	—	69
IDR	270,896,974	USD	18,523	CIT	10/29/18	—	415
IDR	543,386,768	USD	37,046	CIT	10/29/18	—	723
IDR	1,346,845,000	USD	97,000	CIT	01/07/19	—	8,063
IDR	1,997,750,000	USD	131,000	CIT	01/07/19	918	—
IDR	1,702,510,000	USD	122,000	HSB	01/07/19	—	9,577
IDR	1,814,880,000	USD	114,000	HSB	09/20/19	1,005	—
IDR	1,627,152,000	USD	109,000	SCB	10/17/18	2	—
IDR	732,650,322	USD	48,896	SCB	10/29/18	78	—
IDR	1,340,403,384	USD	91,291	SCB	10/29/18	—	1,693
IDR	462,497,133	USD	30,834	SCB	10/31/18	70	—
ILS	297,000	USD	80,794	CIT	11/07/18	1,080	—

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ILS	597,000	USD	167,467	CIT	11/07/18	$—	$2,892
ILS	191,000	USD	53,039	HSB	11/07/18	—	386
ILS	842,000	USD	233,166	SCB	11/29/18	—	633
INR	79,570	USD	1,101	BRC	10/29/18	—	8
INR	4,078,211	USD	56,429	BRC	10/29/18	—	443
INR	1,353,843	USD	18,684	CIT	10/29/18	—	99
INR	2,688,159	USD	37,201	CIT	10/29/18	—	298
INR	7,998,430	USD	110,000	HSB	10/09/18	163	—
INR	8,853,760	USD	128,000	HSB	10/09/18	—	6,057
INR	23,443,275	USD	324,438	HSB	10/09/18	—	1,554
INR	1,354,216	USD	18,684	JPM	10/29/18	—	93
INR	2,014,446	USD	27,901	JPM	10/29/18	—	247
KRW	54,458,600	USD	49,000	SCB	11/09/18	113	—
KRW	253,115,480	USD	226,000	SCB	11/09/18	2,269	—
KZT	83,680,150	USD	216,228	CIT	06/19/19	—	452
KZT	17,530,900	USD	45,417	HSB	06/19/19	—	212
KZT	32,450,000	USD	88,000	SCB	12/06/18	—	224
KZT	83,680,150	USD	245,721	SCB	12/06/18	—	19,369
KZT	36,558,000	USD	108,000	SCB	12/14/18	—	9,273
KZT	35,950,000	USD	100,000	SCB	01/31/19	—	4,005
MAD	1,572,900	USD	168,000	CIT	10/24/18	—	1,917
MXN	571,089	USD	30,000	BRC	11/09/18	336	—
MXN	1,948,142	USD	102,988	CIT	11/09/18	498	—
MXN	3,250,000	USD	171,024	CIT	11/09/18	1,617	—
MXN	2,315,000	USD	121,890	HSB	11/09/18	1,083	—
MYR	178,970	USD	43,081	SCB	11/27/18	127	—
NGN	54,750,000	USD	146,000	HSB	12/27/18	2,514	—
NGN	35,886,250	USD	95,000	SCB	12/27/18	2,345	—
PEN	65,700	USD	20,000	BRC	10/18/18	—	126
PHP	6,408,027	USD	119,020	BRC	10/11/18	—	462
PHP	6,864,090	USD	129,000	CIT	10/02/18	—	1,958
PHP	9,869,568	USD	181,000	CIT	11/29/18	748	—
PHP	8,989,730	USD	166,000	HSB	10/15/18	261	—
PHP	6,047,483	USD	112,302	SCB	10/11/18	—	416
PHP	3,476,760	USD	64,480	UBS	10/11/18	—	155
PLN	63,585	USD	17,339	BOA	10/19/18	—	86
PLN	63,585	USD	17,339	BRC	10/19/18	—	86
PLN	169,023	USD	46,089	BRC	10/19/18	—	227
PLN	436,671	USD	117,817	BRC	11/14/18	732	—
PLN	37,014	USD	10,000	CIT	10/19/18	43	—
PLN	63,584	USD	17,349	CIT	10/19/18	—	97
PLN	132,673	USD	36,182	CIT	10/19/18	—	183
PLN	249,000	USD	68,051	CIT	11/13/18	—	453
PLN	1,260,621	USD	339,000	CIT	11/13/18	3,231	—
PLN	86,678	USD	23,300	JPM	10/19/18	219	—
PLN	63,585	USD	17,337	SCB	10/19/18	—	84
PLN	436,671	USD	117,800	SCB	11/14/18	749	—

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PLN	63,585	USD	17,348	UBS	10/19/18	$—	$95
PLN	390,201	USD	106,398	UBS	10/19/18	—	523
PLN	436,670	USD	117,840	UBS	11/14/18	709	—
RON	284,122	USD	71,427	BRC	11/20/18	—	631
RON	274,000	USD	69,307	CIT	10/26/18	—	991
RON	183,540	USD	45,736	CIT	03/15/19	—	72
RON	419,000	USD	105,526	CIT	03/15/19	—	1,279
RON	540,873	USD	135,033	CIT	03/15/19	—	464
RON	284,121	USD	71,433	JPM	11/20/18	—	638
RON	40,133	USD	10,000	SCB	11/20/18	0	—
RON	284,121	USD	71,405	SCB	11/20/18	—	610
RUB	2,267,078	USD	33,228	BRC	10/22/18	1,305	—
RUB	2,371,068	USD	36,000	HSB	10/15/18	144	—
RUB	2,267,078	USD	33,227	SCB	10/22/18	1,306	—
RUB	2,267,077	USD	33,232	UBS	10/22/18	1,302	—
SGD	125,490	USD	91,897	BOA	10/30/18	—	42
SGD	125,490	USD	91,921	BRC	10/30/18	—	66
SGD	125,490	USD	91,944	HSB	10/30/18	—	89
SGD	125,490	USD	91,926	SCB	10/30/18	—	71
SGD	125,490	USD	91,900	UBS	10/30/18	—	45
THB	3,546,240	USD	108,947	BOA	11/20/18	871	—
THB	3,546,240	USD	109,219	BRC	11/20/18	599	—
THB	3,757,000	USD	116,016	CIT	10/24/18	234	—
THB	4,430,000	USD	133,640	HSB	10/02/18	3,342	—
THB	8,288,000	USD	255,958	HSB	11/08/18	608	—
THB	10,375,000	USD	316,830	HSB	11/08/18	4,342	—
THB	3,546,240	USD	109,182	JPM	11/20/18	636	—
THB	3,546,241	USD	109,202	SCB	11/20/18	616	—
TRY	181,575	USD	28,360	BOA	10/22/18	1,324	—
TRY	249,828	USD	40,000	BRC	10/30/18	633	—
TRY	180,319	USD	42,000	HSB	11/13/18	—	12,933
TRY	1,523,544	USD	354,849	HSB	11/13/18	—	109,260
TRY	138,377	USD	21,640	JPM	10/22/18	982	—
TRY	2,170,584	USD	424,888	JPM	11/13/18	—	75,000
TRY	1,413,406	USD	326,000	SCB	11/13/18	—	98,165
UAH	3,260,050	USD	113,000	SCB	11/21/18	—	1,053
UGX	299,676,000	USD	78,000	CIT	12/04/18	—	470
UGX	244,992,000	USD	64,000	SCB	11/13/18	—	348
UGX	490,140,000	USD	126,000	SCB	12/27/18	195	—
USD	46,903	AUD	65,000	HSB	10/09/18	—	83
USD	130,983	AUD	177,844	HSB	10/09/18	2,427	—
USD	354,760	AUD	487,000	HSB	11/05/18	2,654	—
USD	24,111	BRL	96,539	BOA	10/02/18	207	—
USD	38,190	BRL	152,909	BOA	10/02/18	328	—
USD	3,079	BRL	12,567	BOA	11/05/18	—	25
USD	974	BRL	4,056	BRC	10/02/18	—	30

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	3,139	BRL	12,567	BRC	10/02/18	$27	$—
USD	3,139	BRL	12,568	BRC	10/02/18	27	—
USD	24,111	BRL	96,540	BRC	10/02/18	207	—
USD	3,082	BRL	12,568	BRC	11/05/18	—	22
USD	6,146	BRL	25,612	CIT	10/02/18	—	196
USD	317,000	BRL	1,306,516	CIT	10/15/18	—	6,193
USD	298,000	BRL	989,032	HSB	10/16/18	53,359	—
USD	3,139	BRL	12,568	SCB	10/02/18	27	—
USD	22,880	BRL	95,228	SCB	10/02/18	—	699
USD	24,111	BRL	96,540	SCB	10/02/18	207	—
USD	113,670	BRL	464,443	SCB	10/02/18	—	1,333
USD	3,082	BRL	12,568	SCB	11/05/18	—	23
USD	3,139	BRL	12,568	UBS	10/02/18	27	—
USD	24,111	BRL	96,540	UBS	10/02/18	207	—
USD	3,082	BRL	12,568	UBS	11/05/18	—	23
USD	102,963	CAD	133,694	CIT	11/09/18	—	629
USD	35,209	CAD	46,000	HSB	11/09/18	—	434
USD	25,182	CLP	16,735,871	BOA	10/19/18	—	271
USD	32,434	CLP	21,550,937	BRC	10/19/18	—	341
USD	22,384	CLP	14,874,088	SCB	10/19/18	—	237
USD	20,000	CZK	443,259	SCB	11/20/18	—	8
USD	665,651	EUR	581,000	CIT	10/15/18	—	9,606
USD	47,000	GHS	241,580	SCB	12/04/18	—	1,263
USD	76,232	HUF	20,955,000	SCB	10/05/18	965	—
USD	5,557	IDR	83,344,619	BRC	10/29/18	—	14
USD	28,781	IDR	432,546,643	BRC	10/29/18	—	132
USD	51,154	IDR	765,942,728	CIT	10/29/18	—	45
USD	61,663	IDR	908,290,000	CIT	01/07/19	1,685	—
USD	4,803	IDR	72,150,061	JPM	10/29/18	—	20
USD	49,706	IDR	745,335,772	SCB	10/29/18	—	116
USD	262,000	ILS	936,440	CIT	11/07/18	3,850	—
USD	13,666	INR	951,290	BRC	10/29/18	607	—
USD	18,624	INR	1,296,219	CIT	10/29/18	829	—
USD	28,178	INR	1,960,898	CIT	10/29/18	1,259	—
USD	37,248	INR	2,593,556	CIT	10/29/18	1,644	—
USD	72,284	INR	5,033,325	SCB	10/29/18	3,187	—
USD	226,163	KZT	83,680,150	CIT	12/06/18	—	189
USD	19,732	MXN	372,800	BRC	11/09/18	—	71
USD	9,548	MXN	180,383	CIT	11/09/18	—	34
USD	100,000	MXN	1,891,946	HSB	11/09/18	—	501
USD	119,019	MXN	2,334,000	HSB	11/09/18	—	4,964
USD	19,737	MXN	372,799	UBS	11/09/18	—	66
USD	20,000	MYR	82,886	SCB	11/27/18	—	11
USD	244,797	NGN	90,636,250	SCB	12/27/18	—	1,061
USD	123,742	PEN	407,419	BRC	10/18/18	501	—
USD	20,000	PHP	1,075,200	BRC	10/19/18	122	—
USD	126,627	PHP	6,864,090	CIT	10/02/18	—	415

Lazard Emerging Markets Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	110,000	PLN	405,536	BRC	10/19/18	$—	$36
USD	20,000	PLN	73,705	SCB	10/19/18	1	—
USD	50,000	RON	189,725	CIT	03/15/19	2,797	—
USD	218,676	RON	823,688	CIT	03/15/19	13,743	—
USD	32,215	RON	130,000	HSB	03/15/19	—	129
USD	40,000	RUB	2,665,800	BRC	10/22/18	—	607
USD	297,000	RUB	20,380,437	HSB	10/15/18	—	13,675
USD	71,085	RUB	4,682,000	SCB	10/15/18	—	287
USD	30,739	SGD	42,414	BRC	10/30/18	—	306
USD	91,554	SGD	124,562	BRC	10/30/18	378	—
USD	40,000	SGD	54,432	CIT	10/30/18	157	—
USD	80,000	SGD	109,724	CIT	10/30/18	—	315
USD	80,000	SGD	109,871	CIT	10/30/18	—	422
USD	20,000	SGD	27,332	HSB	10/30/18	—	6
USD	25,513	SGD	34,709	JPM	10/30/18	107	—
USD	59,261	SGD	81,750	JPM	10/30/18	—	578
USD	32,933	SGD	44,818	SCB	10/30/18	127	—
USD	136,556	THB	4,430,000	HSB	10/02/18	—	426
USD	30,000	THB	967,860	SCB	11/20/18	28	—
USD	36,470	TRY	234,478	BRC	10/22/18	—	1,862
USD	37,098	TRY	180,000	CIT	11/13/18	8,083	—
USD	44,000	TRY	307,780	CIT	11/13/18	—	5,613
USD	168,657	TRY	867,000	CIT	11/13/18	28,900	—
USD	184,906	TRY	946,000	CIT	11/13/18	32,415	—
USD	683,497	TRY	3,353,530	CIT	11/13/18	142,923	—
USD	105,946	TWD	3,257,727	BRC	10/11/18	—	1,100
USD	105,977	TWD	3,257,727	SCB	10/11/18	—	1,069
USD	105,935	TWD	3,257,728	UBS	10/11/18	—	1,111
USD	34,804	UYU	1,104,680	CIT	11/09/18	1,799	—
USD	37,181	ZAR	504,448	BOA	11/20/18	1,739	—
USD	20,000	ZAR	290,080	BRC	10/18/18	—	469
USD	412,347	ZAR	6,167,257	BRC	10/18/18	—	22,839
USD	37,113	ZAR	504,448	BRC	11/20/18	1,671	—
USD	192,743	ZAR	2,882,000	SCB	11/08/18	—	10,063
USD	37,132	ZAR	504,448	UBS	11/20/18	1,690	—
UYU	1,104,680	USD	35,566	CIT	11/09/18	—	2,561
ZAR	363,584	USD	24,596	BOA	10/18/18	1,060	—
ZAR	300,614	USD	20,350	BRC	10/18/18	862	—
ZAR	1,134,000	USD	79,808	CIT	11/08/18	—	8
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$398,706	$549,754

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 5.3%
Argentina | 0.6%
AES Argentina Generacion SA, 7.750%, 02/02/24	USD	480	$416,100
Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/22	USD	875	848,750
Genneia SA, 8.750%, 01/20/22 (#)	USD	320	298,400
			1,563,250
Brazil | 0.8%
Cemig Geracao e Transmissao SA:
9.250%, 12/05/24	USD	850	875,500
9.250%, 12/05/24 (#)	USD	250	257,500
Light Servicos de Eletricidade SA/Light Energia SA, 7.250%, 05/03/23	USD	825	780,656
			1,913,656
Chile | 0.4%
AES Gener SA, 8.375%, 12/18/73	USD	590	601,800
VTR Finance BV, 6.875%, 01/15/24	USD	375	381,094
			982,894
Guatemala | 0.4%
Comcel Trust, 6.875%, 02/06/24	USD	1,020	1,042,950
India | 0.5%
Greenko Dutch BV, 5.250%, 07/24/24	USD	525	483,000
Neerg Energy, Ltd., 6.000%, 02/13/22 (#)	USD	200	192,750
Vedanta Resources PLC, 6.375%, 07/30/22 (#)	USD	450	435,937
			1,111,687
Israel | 0.2%
Altice Financing SA, 6.625%, 02/15/23 (#)	USD	375	377,813
Nigeria | 0.3%
IHS Netherlands Holdco BV, 9.500%, 10/27/21	USD	600	609,115
Panama | 0.1%
Sable International Finance, Ltd., 6.875%, 08/01/22 (#)	USD	350	364,219
Peru | 0.8%
Fondo MIVIVIENDA SA, 7.000%, 02/14/24	PEN	960	312,339
Description	Security Currency	Principal Amount (000)	Fair Value
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/28 (#)	USD	1,200	$1,233,000
Inkia Energy, Ltd., 5.875%, 11/09/27	USD	400	379,000
			1,924,339
South Africa | 0.3%
Liquid Telecommunications Financing PLC:
8.500%, 07/13/22	USD	200	204,358
8.500%, 07/13/22 (#)	USD	490	500,678
			705,036
Tanzania | 0.3%
HTA Group, Ltd., 9.125%, 03/08/22	USD	600	610,500
Turkey | 0.2%
Turkiye Is Bankasi AS, 5.500%, 04/21/19	USD	590	576,725
Zambia | 0.4%
First Quantum Minerals, Ltd.:
7.250%, 05/15/22 (#)	USD	650	636,187
7.250%, 04/01/23 (#)	USD	300	286,688
			922,875
Total Corporate Bonds (Cost $13,063,427)			12,705,059
Foreign Government Obligations | 84.2%
Angola | 2.4%
Republic of Angola:
9.500%, 11/12/25	USD	4,082	4,627,967
8.250%, 05/09/28 (#)	USD	740	763,125
9.375%, 05/08/48 (#)	USD	255	269,025
			5,660,117
Argentina | 2.3%
Letras Banco Cent Argentina, 0.000%, 11/21/18	ARS	19,330	429,174
Provincia de Buenos Aires, 7.875%, 06/15/27	USD	225	186,750
Republic of Argentina:
45.240% (BADLARPP + 2.500%), 03/11/19 (§)	ARS	1,010	24,617
5.625%, 01/26/22	USD	1,550	1,398,875
7.500%, 04/22/26	USD	870	776,475
15.500%, 10/17/26	ARS	7,540	123,850
6.875%, 01/26/27	USD	580	493,000
5.875%, 01/11/28	USD	395	313,038
6.625%, 07/06/28	USD	250	205,625
7.125%, 07/06/36	USD	605	482,487
7.625%, 04/22/46	USD	280	226,800
6.875%, 01/11/48	USD	235	180,069

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
7.125%, 06/28/17	USD	970	$752,235
			5,592,995
Belarus | 0.2%
Republic of Belarus, 7.625%, 06/29/27	USD	425	453,156
Belize | 0.0%
Republic of Belize, 4.938%, 02/20/34 (Ø)	USD	185	107,763
Brazil | 7.9%
Brazil Letras do Tesouro Nacional:
0.000%, 01/01/19	BRL	25,360	6,180,751
0.000%, 07/01/21	BRL	1,440	274,630
0.000%, 01/01/22	BRL	3,600	645,720
Brazil NTN-B, 6.000%, 08/15/50	BRL	1,328	1,033,956
Brazil NTN-F:
10.000%, 01/01/21	BRL	5,590	1,396,605
10.000%, 01/01/23	BRL	6,320	1,520,089
10.000%, 01/01/25	BRL	1,750	407,873
10.000%, 01/01/27	BRL	5,945	1,348,521
10.000%, 01/01/29	BRL	5,950	1,339,953
Federal Republic of Brazil:
6.000%, 04/07/26	USD	675	693,900
4.625%, 01/13/28	USD	1,966	1,801,279
8.250%, 01/20/34	USD	140	164,150
5.000%, 01/27/45	USD	1,505	1,237,862
5.625%, 02/21/47	USD	1,020	902,700
			18,947,989
Chile | 1.3%
Bonos de la Tesoreria de la Republica en pesos:
5.000%, 03/01/35	CLP	330,000	500,565
6.000%, 01/01/43	CLP	1,550,000	2,628,574
			3,129,139
Colombia | 4.6%
Colombian Titulos De Tesoreria:
11.000%, 07/24/20	COP	1,489,000	552,751
7.000%, 05/04/22	COP	5,440,000	1,906,736
10.000%, 07/24/24	COP	8,824,500	3,501,981
7.500%, 08/26/26	COP	4,094,000	1,446,013
6.000%, 04/28/28	COP	3,919,000	1,237,988
Republic of Colombia:
4.500%, 01/28/26	USD	590	600,915
7.375%, 09/18/37	USD	530	670,185
5.000%, 06/15/45	USD	1,135	1,136,419
			11,052,988
Costa Rica | 1.2%
Republic of Costa Rica:
5.520%, 08/23/23	USD	1,140	1,062,218
Description	Security Currency	Principal Amount (000)	Fair Value
7.158%, 03/12/45	USD	1,935	$1,722,150
			2,784,368
Czech Republic | 1.1%
Czech Republic, 2.500%, 08/25/28	CZK	55,650	2,581,391
Dominican Republic | 3.3%
Dominican Republic Bonds:
8.900%, 02/15/23	DOP	33,900	673,697
6.600%, 01/28/24	USD	60	63,420
5.500%, 01/27/25	USD	1,735	1,737,169
6.875%, 01/29/26	USD	1,280	1,369,600
6.875%, 01/29/26 (#)	USD	235	251,450
5.950%, 01/25/27	USD	405	412,492
6.000%, 07/19/28 (#)	USD	770	782,974
7.450%, 04/30/44	USD	1,070	1,144,900
6.850%, 01/27/45	USD	355	359,438
6.500%, 02/15/48 (#)	USD	1,235	1,211,844
			8,006,984
Ecuador | 1.4%
Republic of Ecuador:
10.500%, 03/24/20	USD	200	207,000
10.750%, 03/28/22	USD	473	502,562
10.750%, 03/28/22 (#)	USD	325	345,312
8.750%, 06/02/23	USD	460	457,700
7.950%, 06/20/24	USD	405	385,763
9.650%, 12/13/26	USD	1,115	1,108,310
8.875%, 10/23/27 (#)	USD	460	437,000
			3,443,647
Egypt | 3.9%
Arab Republic of Egypt:
5.577%, 02/21/23 (#)	USD	520	502,450
5.875%, 06/11/25	USD	255	242,888
7.500%, 01/31/27	USD	1,710	1,735,650
6.588%, 02/21/28 (#)	USD	845	804,862
8.500%, 01/31/47	USD	3,805	3,805,000
8.500%, 01/31/47 (#)	USD	1,065	1,065,000
7.903%, 02/21/48 (#)	USD	1,410	1,339,500
			9,495,350
El Salvador | 1.2%
Republic of El Salvador:
7.750%, 01/24/23	USD	525	547,968
5.875%, 01/30/25	USD	751	702,185
6.375%, 01/18/27	USD	385	361,130
8.625%, 02/28/29	USD	235	248,160
8.250%, 04/10/32	USD	485	494,094
7.650%, 06/15/35	USD	280	271,950
7.625%, 02/01/41	USD	295	283,569
			2,909,056

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Gabon | 0.2%
Gabonese Republic, 6.375%, 12/12/24	USD	420	$396,375
Ghana | 2.2%
Ghana Government Bonds, 24.500%, 04/22/19	GHS	60	12,583
Ghana Treasury Notes:
22.500%, 12/10/18	GHS	720	148,398
21.000%, 01/07/19	GHS	3,010	615,984
19.950%, 05/06/19	GHS	150	31,548
Republic of Ghana:
7.875%, 08/07/23	USD	1,370	1,433,362
8.125%, 01/18/26	USD	240	249,000
7.625%, 05/16/29	USD	735	735,919
7.625%, 05/16/29 (#)	USD	600	600,750
8.627%, 06/16/49	USD	745	745,000
8.627%, 06/16/49 (#)	USD	600	600,000
			5,172,544
Honduras | 0.2%
Republic of Honduras:
8.750%, 12/16/20	USD	310	339,063
6.250%, 01/19/27	USD	155	159,185
			498,248
Hungary | 0.2%
Hungary:
5.375%, 03/25/24	USD	260	277,638
7.625%, 03/29/41	USD	200	279,000
			556,638
Indonesia | 6.1%
Indonesia Government Bonds:
8.375%, 03/15/24	IDR	7,060,000	479,226
8.375%, 09/15/26	IDR	8,980,000	611,663
7.000%, 05/15/27	IDR	2,543,000	158,708
6.125%, 05/15/28	IDR	15,075,000	885,188
9.000%, 03/15/29	IDR	8,440,000	597,679
8.750%, 05/15/31	IDR	33,261,000	2,310,737
7.500%, 08/15/32	IDR	26,327,000	1,649,689
8.375%, 03/15/34	IDR	14,838,000	996,983
8.250%, 05/15/36	IDR	12,883,000	850,495
Republic of Indonesia:
4.750%, 01/08/26	USD	2,305	2,345,338
3.500%, 01/11/28	USD	2,755	2,572,481
4.100%, 04/24/28	USD	595	579,381
5.250%, 01/08/47	USD	360	369,450
4.350%, 01/11/48	USD	215	198,069
			14,605,087
Iraq | 0.3%
Republic of Iraq:
6.752%, 03/09/23	USD	250	250,000
6.752%, 03/09/23 (#)	USD	125	125,000
Description	Security Currency	Principal Amount (000)	Fair Value
5.800%, 01/15/28	USD	425	$402,688
			777,688
Ivory Coast | 0.5%
Ivory Coast:
5.750%, 12/31/32 (Ø)	USD	887	834,959
6.125%, 06/15/33	USD	525	479,063
			1,314,022
Kazakhstan | 0.2%
Republic of Kazakhstan, 5.125%, 07/21/25	USD	540	581,175
Kenya | 1.4%
Republic of Kenya:
6.875%, 06/24/24	USD	565	564,294
8.250%, 02/28/48	USD	1,015	979,475
8.250%, 02/28/48 (#)	USD	1,875	1,809,375
			3,353,144
Lebanon | 1.1%
Lebanese Republic:
6.150%, 06/19/20	USD	130	120,575
6.000%, 01/27/23	USD	775	654,875
6.650%, 04/22/24	USD	950	784,937
6.250%, 11/04/24	USD	232	186,470
6.200%, 02/26/25	USD	320	253,200
6.600%, 11/27/26	USD	819	638,820
			2,638,877
Malaysia | 2.2%
Malaysia Government Bonds:
3.759%, 03/15/19	MYR	3,936	953,124
5.734%, 07/30/19	MYR	2,973	732,419
3.795%, 09/30/22	MYR	7,300	1,764,533
3.955%, 09/15/25	MYR	1,140	274,291
4.498%, 04/15/30	MYR	4,070	984,360
Malaysia Treasury Bills, 0.000%, 01/18/19	MYR	2,610	624,612
			5,333,339
Mexico | 5.0%
Mexican Bonos:
7.250%, 12/09/21	MXN	87,050	4,584,637
6.500%, 06/09/22	MXN	4,260	218,384
10.000%, 12/05/24	MXN	1,977	116,911
7.750%, 05/29/31	MXN	18,020	939,506
10.000%, 11/20/36	MXN	34,719	2,184,400
7.750%, 11/13/42	MXN	54,050	2,767,175
United Mexican States:
4.150%, 03/28/27	USD	520	510,640
3.750%, 01/11/28	USD	50	47,550
5.750%, 10/12/10	USD	590	595,900
			11,965,103
Mongolia | 0.3%
Mongolia International Bonds:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
10.875%, 04/06/21	USD	145	$164,031
5.125%, 12/05/22	USD	285	275,025
8.750%, 03/09/24 (#)	USD	220	241,175
			680,231
Morocco | 0.2%
Kingdom of Morocco:
4.250%, 12/11/22	USD	235	235,176
5.500%, 12/11/42	USD	240	251,914
			487,090
Mozambique | 0.8%
Mozambique International Bonds, 10.500%, 01/18/23	USD	2,268	1,899,450
Namibia | 0.0%
Republic of Namibia, 5.250%, 10/29/25	USD	95	89,300
Nigeria | 1.7%
Nigeria Treasury Bills:
0.000%, 10/04/18	NGN	62,070	168,092
0.000%, 11/01/18	NGN	103,500	277,786
0.000%, 12/13/18	NGN	117,000	309,084
0.000%, 01/03/19	NGN	124,140	325,314
0.000%, 01/17/19	NGN	56,840	149,259
Republic of Nigeria:
6.375%, 07/12/23	USD	465	469,650
6.500%, 11/28/27 (#)	USD	800	769,000
7.875%, 02/16/32 (#)	USD	485	495,306
7.625%, 11/28/47	USD	505	482,906
7.625%, 11/28/47 (#)	USD	695	664,594
			4,110,991
Oman | 1.3%
Oman Government International Bonds:
3.625%, 06/15/21	USD	705	689,137
4.125%, 01/17/23	USD	205	198,850
4.750%, 06/15/26	USD	310	292,950
5.375%, 03/08/27	USD	255	247,350
5.625%, 01/17/28	USD	1,190	1,169,175
6.750%, 01/17/48	USD	610	593,225
			3,190,687
Pakistan | 0.4%
Islamic Republic of Pakistan:
8.250%, 04/15/24	USD	405	422,212
8.250%, 09/30/25	USD	305	318,344
6.875%, 12/05/27	USD	200	189,750
			930,306
Panama | 0.5%
Republic of Panama:
3.875%, 03/17/28	USD	295	292,050
Description	Security Currency	Principal Amount (000)	Fair Value
4.500%, 04/16/50	USD	845	$834,437
			1,126,487
Paraguay | 0.5%
Republic of Paraguay:
6.100%, 08/11/44	USD	460	482,425
5.600%, 03/13/48 (#)	USD	740	734,450
			1,216,875
Peru | 2.5%
Banco de Credito del Peru, 4.850%, 10/30/20 (#)	PEN	2,300	696,105
Republic of Peru:
4.125%, 08/25/27	USD	560	576,800
6.350%, 08/12/28	PEN	6,420	2,046,039
6.950%, 08/12/31	PEN	4,700	1,550,796
6.900%, 08/12/37	PEN	1,580	508,415
5.625%, 11/18/50	USD	480	569,400
			5,947,555
Philippines | 0.3%
Republic of Philippines:
3.625%, 09/09/25	PHP	15,300	226,595
3.000%, 02/01/28	USD	305	284,657
3.700%, 02/02/42	USD	305	284,412
			795,664
Poland | 1.0%
Poland Government Bonds, 3.250%, 07/25/25	PLN	8,850	2,445,128
Qatar | 0.2%
State of Qatar, 4.500%, 04/23/28	USD	547	562,726
Russia | 4.9%
Russia Foreign Bonds:
5.250%, 06/23/47	USD	3,600	3,456,000
5.250%, 06/23/47 (#)	USD	200	192,000
Russia Government Bonds - OFZ:
7.600%, 04/14/21	RUB	27,980	426,035
7.500%, 08/18/21	RUB	34,520	522,506
7.000%, 12/15/21	RUB	80,950	1,204,249
7.000%, 08/16/23	RUB	69,790	1,021,571
7.750%, 09/16/26	RUB	124,470	1,831,257
7.050%, 01/19/28	RUB	193,170	2,701,881
8.500%, 09/17/31	RUB	21,860	334,704
			11,690,203
South Africa | 7.4%
Republic of South Africa:
7.750%, 02/28/23	ZAR	90,430	6,249,080
5.875%, 09/16/25	USD	1,105	1,122,956
10.500%, 12/21/26	ZAR	29,990	2,302,841
8.250%, 03/31/32	ZAR	59,520	3,778,518
8.500%, 01/31/37	ZAR	32,280	2,027,297
5.650%, 09/27/47	USD	650	589,875

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
8.750%, 02/28/48	ZAR	28,000	$1,760,874
			17,831,441
Sri Lanka | 2.1%
Republic of Sri Lanka:
5.750%, 01/18/22	USD	200	196,750
5.875%, 07/25/22	USD	200	197,000
6.125%, 06/03/25	USD	535	512,263
6.850%, 11/03/25	USD	880	875,600
6.850%, 11/03/25 (#)	USD	1,040	1,034,800
6.825%, 07/18/26	USD	130	128,375
6.750%, 04/18/28 (#)	USD	2,150	2,093,562
			5,038,350
Suriname | 0.1%
Republic of Suriname, 9.250%, 10/26/26	USD	150	147,000
Tajikistan | 0.1%
Tajikistan International Bonds, 7.125%, 09/14/27 (#)	USD	190	172,900
Thailand | 1.5%
Thailand Government Bonds:
3.625%, 06/16/23	THB	4,210	137,655
3.850%, 12/12/25	THB	51,543	1,725,363
3.775%, 06/25/32	THB	20,700	682,885
3.400%, 06/17/36	THB	34,930	1,103,265
			3,649,168
Turkey | 4.5%
Republic of Turkey:
5.625%, 03/30/21	USD	450	439,875
6.250%, 09/26/22	USD	1,180	1,154,925
4.875%, 10/09/26	USD	495	422,606
6.000%, 03/25/27	USD	2,830	2,575,300
6.125%, 10/24/28	USD	275	247,844
6.625%, 02/17/45	USD	153	133,301
5.750%, 05/11/47	USD	645	501,487
Turkey Government Bonds:
8.500%, 07/10/19	TRY	8,400	1,254,064
10.700%, 02/17/21	TRY	9,755	1,217,132
9.500%, 01/12/22	TRY	860	101,175
10.700%, 08/17/22	TRY	8,160	957,280
10.400%, 03/20/24	TRY	4,260	508,227
8.000%, 03/12/25	TRY	9,350	945,055
10.600%, 02/11/26	TRY	750	83,884
11.000%, 02/24/27	TRY	2,330	266,392
			10,808,547
Ukraine | 1.5%
Ukraine Government Bonds:
7.750%, 09/01/20	USD	485	488,395
7.750%, 09/01/21	USD	200	201,300
7.750%, 09/01/22	USD	1,070	1,064,115
7.750%, 09/01/26	USD	780	732,225
Description	Security Currency	Principal Amount (000)	Fair Value
7.750%, 09/01/27	USD	825	$766,219
7.375%, 09/25/32 (#)	USD	430	373,025
			3,625,279
Uruguay | 0.4%
Republica Orient Uruguay:
5.100%, 06/18/50	USD	175	178,500
4.975%, 04/20/55	USD	435	435,000
Uruguay Treasury Bills, 0.000%, 10/19/18	UYU	12,260	366,990
			980,490
Venezuela | 1.4%
Republic of Venezuela:
7.750%, 10/13/19 («)	USD	245	63,088
6.000%, 12/09/20 («)	USD	121	31,763
12.750%, 08/23/22 («)	USD	789	213,030
9.000%, 05/07/23 («)	USD	1,412	375,945
8.250%, 10/13/24 («)	USD	2,618	687,225
7.650%, 04/21/25 («)	USD	2,000	527,500
11.750%, 10/21/26 («)	USD	820	223,450
9.250%, 09/15/27 («)	USD	1,239	338,371
9.250%, 05/07/28 («)	USD	1,021	268,012
11.950%, 08/05/31 («)	USD	930	255,750
9.375%, 01/13/34 («)	USD	715	208,244
7.000%, 03/31/38 («)	USD	1,114	285,462
			3,477,840
Zambia | 0.2%
Republic of Zambia, 8.500%, 04/14/24	USD	705	500,550
Total Foreign Government Obligations (Cost $220,022,217)			202,761,441
Quasi Government Bonds | 2.5%
Ecuador | 0.1%
EP Petroecuador, 8.016% (USD LIBOR 3 Month + 5.630%), 09/24/19 (§)	USD	121	119,842
Mexico | 0.2%
Petroleos Mexicanos, 6.500%, 03/13/27	USD	560	569,240
South Africa | 1.0%
Eskom Holdings SOC, Ltd.:
5.750%, 01/26/21	USD	1,265	1,228,631
6.750%, 08/06/23	USD	685	658,456
7.850%, 04/02/26	ZAR	9,000	566,005
			2,453,092

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Tunisia | 0.1%
Banque Centrale de Tunisie SA, 5.750%, 01/30/25	USD	360	$317,700
Turkey | 0.1%
Export Credit Bank of Turkey, 5.375%, 02/08/21	USD	305	287,463
Ukraine | 0.7%
Ukreximbank Via Biz Finance PLC:
9.625%, 04/27/22	USD	265	269,585
9.750%, 01/22/25	USD	1,495	1,501,727
			1,771,312
Venezuela | 0.3%
Petroleos de Venezuela SA:
8.500%, 10/27/20	USD	164	138,997
9.000%, 11/17/21 («)	USD	251	52,396
12.750%, 02/17/22 («)	USD	273	65,165
6.000%, 05/16/24 («)	USD	346	75,255
6.000%, 11/15/26 («)	USD	414	91,080
5.375%, 04/12/27 («)	USD	292	63,218
9.750%, 05/17/35 («)	USD	295	68,587
5.500%, 04/12/37 («)	USD	100	21,500
			576,198
Total Quasi Government Bonds (Cost $7,128,509)			6,094,847
Supranational Bonds | 0.3%
International Bank for Reconstruction & Development, 7.450%, 08/20/21 (Cost $799,972)	IDR	11,610,000	767,028
US Treasury Securities | 3.3%
U.S. Treasury Bills, 0.000%, 10/11/18 (Cost $7,995,598)	USD	8,000	7,995,453

Description		Shares	Fair Value
Short-Term Investments | 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $6,825,460)		6,825,460	$6,825,460
Total Investments | 98.4% (Cost $255,835,183) (»)			$237,149,288
Cash and Other Assets in Excess of Liabilities | 1.6%			3,877,270
Net Assets | 100.0%			$241,026,558

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at September 30, 2018:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	1,343,919	USD	31,659	BRC	12/03/18	$—	$1,587
ARS	2,938,030	USD	68,646	BRC	12/03/18	—	2,903
ARS	769,296	USD	19,165	CIT	11/13/18	—	1,531
ARS	645,862	USD	15,830	CIT	12/03/18	—	1,378
ARS	10,867,459	USD	255,404	CIT	12/03/18	—	12,230
ARS	4,899,298	USD	122,268	JPM	11/13/18	—	9,965
ARS	6,231,046	USD	146,200	JPM	12/03/18	—	6,772
ARS	12,406,580	USD	292,401	JPM	12/03/18	—	14,787
BRL	1,654,706	USD	406,562	BOA	10/02/18	3,166	—
BRL	2,446,541	USD	586,771	BOA	10/02/18	19,026	—
BRL	778,187	USD	187,832	BOA	11/05/18	4,406	—
BRL	127,077	USD	31,738	BRC	10/02/18	—	272
BRL	667,040	USD	166,598	BRC	10/02/18	—	1,429
BRL	1,121,234	USD	280,035	BRC	10/02/18	—	2,403
BRL	1,654,708	USD	406,912	BRC	10/02/18	2,816	—
BRL	442,555	USD	107,091	BRC	11/05/18	2,234	—
BRL	1,020,498	USD	246,360	BRC	11/05/18	5,736	—
BRL	802,505	USD	200,431	CIT	10/02/18	—	1,720
BRL	727,004	USD	176,009	CIT	11/05/18	3,585	—
BRL	1,121,234	USD	280,035	SCB	10/02/18	—	2,403
BRL	1,654,708	USD	406,862	SCB	10/02/18	2,866	—
BRL	2,983,812	USD	745,226	SCB	10/02/18	—	6,394
BRL	503,677	USD	121,808	SCB	11/05/18	2,616	—
BRL	1,121,234	USD	280,035	UBS	10/02/18	—	2,403
BRL	1,121,235	USD	280,036	UBS	10/02/18	—	2,403
BRL	1,654,708	USD	406,862	UBS	10/02/18	2,866	—
CLP	346,399,642	USD	505,413	BRC	10/19/18	21,404	—
CLP	422,964,000	USD	620,000	BRC	10/19/18	23,258	—
CLP	1,631,552,126	USD	2,359,985	BRC	10/19/18	121,336	—
COP	762,583,950	USD	253,603	BOA	10/29/18	3,841	—
COP	520,858,396	USD	172,299	BRC	10/19/18	3,524	—
COP	546,427,109	USD	180,339	BRC	10/19/18	4,114	—
COP	472,833,805	USD	157,349	BRC	10/29/18	2,277	—
COP	264,702,285	USD	88,190	BRC	10/31/18	1,174	—
COP	2,836,547,007	USD	937,701	CIT	10/19/18	19,810	—
COP	2,848,112,552	USD	939,661	CIT	10/19/18	21,754	—
COP	4,870,188,510	USD	1,609,448	SCB	10/19/18	34,545	—
COP	105,376,996	USD	35,038	SCB	10/29/18	537	—
COP	289,176,360	USD	96,360	SCB	10/31/18	1,266	—
COP	289,176,360	USD	96,360	SCB	10/31/18	1,266	—
CZK	20,488,511	USD	939,237	BOA	11/20/18	—	14,426
CZK	20,488,511	USD	939,237	BRC	11/20/18	—	14,426
CZK	20,488,509	USD	939,280	JPM	11/20/18	—	14,469
CZK	20,488,511	USD	939,194	SCB	11/20/18	—	14,382
CZK	20,488,511	USD	939,232	UBS	11/20/18	—	14,420
HUF	120,740,224	USD	435,272	BOA	11/20/18	—	166

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HUF	140,469,909	USD	505,873	BRC	11/20/18	$332	$—
HUF	339,186,184	USD	1,234,091	BRC	11/20/18	—	11,780
HUF	130,605,067	USD	470,615	SCB	11/20/18	41	—
HUF	155,668,009	USD	565,909	UBS	11/20/18	—	4,935
IDR	2,892,868,935	USD	193,051	BOA	10/29/18	467	—
IDR	5,813,815,195	USD	387,329	BOA	10/31/18	1,492	—
IDR	4,857,824,043	USD	332,137	BRC	10/29/18	—	7,173
IDR	7,780,051,390	USD	519,165	BRC	10/29/18	1,280	—
IDR	24,176,436,544	USD	1,618,560	BRC	10/29/18	—	1,281
IDR	5,650,466,545	USD	376,648	BRC	10/31/18	1,249	—
IDR	11,059,300,000	USD	740,000	BRC	10/31/18	—	367
IDR	3,888,167,400	USD	265,858	CIT	10/29/18	—	5,759
IDR	7,799,198,554	USD	531,715	CIT	10/29/18	—	9,989
IDR	11,980,516,986	USD	799,554	SCB	10/29/18	1,881	—
IDR	19,238,730,564	USD	1,310,290	SCB	10/29/18	—	23,318
IDR	7,563,542,874	USD	504,253	SCB	10/31/18	1,588	—
INR	1,158,746	USD	16,029	BRC	10/29/18	—	96
INR	59,388,947	USD	821,742	BRC	10/29/18	—	5,138
INR	19,715,641	USD	272,090	CIT	10/29/18	—	998
INR	39,146,318	USD	541,743	CIT	10/29/18	—	3,477
INR	19,721,083	USD	272,090	JPM	10/29/18	—	923
INR	29,335,360	USD	406,307	JPM	10/29/18	—	2,943
MXN	10,850,691	USD	570,000	BRC	11/09/18	6,391	—
MXN	38,874,483	USD	2,057,613	BRC	11/09/18	7,409	—
MXN	38,874,482	USD	2,058,158	UBS	11/09/18	6,864	—
MYR	408,280	USD	98,279	SCB	11/27/18	262	—
PEN	427,050	USD	130,000	BRC	10/18/18	—	821
PEN	627,285	USD	190,000	UBS	10/18/18	—	252
PHP	101,033,226	USD	1,876,546	BRC	10/11/18	—	7,895
PHP	7,572,600	USD	140,000	CIT	10/19/18	—	24
PHP	95,348,643	USD	1,770,634	SCB	10/11/18	—	7,121
PHP	54,816,920	USD	1,016,634	UBS	10/11/18	—	2,773
PHP	12,754,734	USD	236,563	UBS	10/19/18	—	798
PLN	3,225,639	USD	879,616	BOA	10/19/18	—	4,387
PLN	3,225,639	USD	879,592	BRC	10/19/18	—	4,363
PLN	4,475,195	USD	1,220,285	BRC	10/19/18	—	6,009
PLN	1,235,691	USD	333,397	BRC	11/14/18	2,072	—
PLN	1,036,392	USD	280,000	CIT	10/19/18	1,209	—
PLN	3,225,640	USD	880,132	CIT	10/19/18	—	4,903
PLN	4,475,195	USD	1,220,463	CIT	10/19/18	—	6,187
PLN	1,425,914	USD	383,300	JPM	10/19/18	3,600	—
PLN	3,225,639	USD	879,496	SCB	10/19/18	—	4,267
PLN	6,449,257	USD	1,758,345	SCB	10/19/18	—	8,436
PLN	1,235,691	USD	333,349	SCB	11/14/18	2,121	—
PLN	3,225,639	USD	880,066	UBS	10/19/18	—	4,837
PLN	4,475,195	USD	1,220,272	UBS	10/19/18	—	5,995

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PLN	1,235,690	USD	333,463	UBS	11/14/18	$2,007	$—
RON	12,518,223	USD	3,147,299	JPM	11/20/18	—	28,093
RON	841,879	USD	211,581	SCB	11/20/18	—	1,807
RON	1,525,054	USD	380,000	SCB	11/20/18	3	—
RUB	19,598,535	USD	287,254	BRC	10/22/18	11,293	—
RUB	19,598,535	USD	287,246	SCB	10/22/18	11,300	—
RUB	19,598,536	USD	287,286	UBS	10/22/18	11,261	—
SGD	1,824,703	USD	1,336,240	BOA	10/30/18	—	613
SGD	1,824,703	USD	1,336,593	BRC	10/30/18	—	965
SGD	1,824,702	USD	1,336,925	HSB	10/30/18	—	1,298
SGD	1,824,703	USD	1,336,661	SCB	10/30/18	—	1,033
SGD	1,824,703	USD	1,336,279	UBS	10/30/18	—	652
THB	54,687,927	USD	1,680,121	BOA	11/20/18	13,434	—
THB	54,687,927	USD	1,684,312	BRC	11/20/18	9,243	—
THB	54,687,927	USD	1,683,742	JPM	11/20/18	9,814	—
THB	54,687,925	USD	1,684,053	SCB	11/20/18	9,502	—
TRY	2,397,160	USD	374,410	BOA	10/22/18	17,473	—
TRY	3,684,963	USD	590,000	BRC	10/30/18	9,333	—
TRY	1,826,205	USD	285,590	JPM	10/22/18	12,955	—
USD	611,039	BRL	2,446,541	BOA	10/02/18	5,243	—
USD	405,466	BRL	1,654,706	BOA	11/05/18	—	3,300
USD	30,519	BRL	127,077	BRC	10/02/18	—	947
USD	160,000	BRL	667,040	BRC	10/02/18	—	5,168
USD	272,171	BRL	1,121,234	BRC	10/02/18	—	5,462
USD	272,171	BRL	1,121,235	BRC	10/02/18	—	5,462
USD	413,274	BRL	1,654,708	BRC	10/02/18	3,546	—
USD	405,814	BRL	1,654,708	BRC	11/05/18	—	2,952
USD	192,563	BRL	802,505	CIT	10/02/18	—	6,149
USD	272,035	BRL	1,121,234	SCB	10/02/18	—	5,598
USD	413,274	BRL	1,654,706	SCB	10/02/18	3,546	—
USD	413,274	BRL	1,654,708	SCB	10/02/18	3,546	—
USD	716,918	BRL	2,983,812	SCB	10/02/18	—	21,915
USD	405,758	BRL	1,654,708	SCB	11/05/18	—	3,009
USD	272,039	BRL	1,121,234	UBS	10/02/18	—	5,594
USD	413,274	BRL	1,654,708	UBS	10/02/18	3,546	—
USD	405,765	BRL	1,654,708	UBS	11/05/18	—	3,002
USD	377,728	CLP	251,038,055	BOA	10/19/18	—	4,059
USD	486,514	CLP	323,264,035	BRC	10/19/18	—	5,117
USD	335,758	CLP	223,111,357	SCB	10/19/18	—	3,557
USD	300,000	CZK	6,648,885	SCB	11/20/18	—	118
USD	86,136	IDR	1,291,840,537	BRC	10/29/18	—	282
USD	446,102	IDR	6,704,471,767	BRC	10/29/18	—	2,392
USD	792,884	IDR	11,872,111,388	CIT	10/29/18	—	1,299
USD	74,441	IDR	1,118,324,739	JPM	10/29/18	—	369
USD	770,437	IDR	11,552,704,015	SCB	10/29/18	—	2,379
USD	196,154	INR	13,653,808	BRC	10/29/18	8,413	—
USD	267,307	INR	18,604,558	CIT	10/29/18	11,492	—

Lazard Emerging Markets Debt Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	404,435	INR	28,144,652	CIT	10/29/18	$17,443	$—
USD	534,614	INR	37,225,154	CIT	10/29/18	22,764	—
USD	1,037,490	INR	72,243,012	SCB	10/29/18	44,141	—
USD	180,000	MXN	3,525,750	SCB	11/09/18	—	7,289
USD	340,000	MXN	6,568,086	SCB	11/09/18	—	8,898
USD	950,000	MXN	18,288,469	SCB	11/09/18	—	21,488
USD	90,000	MYR	372,987	SCB	11/27/18	—	22
USD	1,807,344	PEN	5,950,679	BRC	10/18/18	7,316	—
USD	120,000	PHP	6,517,200	JPM	10/11/18	—	538
USD	119,660	PLN	445,932	BRC	10/19/18	—	1,337
USD	1,910,000	PLN	7,041,578	BRC	10/19/18	—	626
USD	240,000	PLN	884,456	SCB	10/19/18	16	—
USD	423,518	SGD	584,366	BRC	10/30/18	—	4,220
USD	1,422,139	SGD	1,934,863	BRC	10/30/18	5,878	—
USD	610,000	SGD	830,088	CIT	10/30/18	2,400	—
USD	1,230,000	SGD	1,689,264	CIT	10/30/18	—	6,490
USD	1,250,000	SGD	1,714,438	CIT	10/30/18	—	4,917
USD	396,299	SGD	539,145	JPM	10/30/18	1,661	—
USD	816,482	SGD	1,126,328	JPM	10/30/18	—	7,957
USD	511,562	SGD	696,180	SCB	10/30/18	1,979	—
USD	370,000	THB	11,936,940	SCB	11/20/18	341	—
USD	526,349	TRY	3,384,086	BRC	10/22/18	—	26,876
USD	1,612,363	TWD	49,578,536	BRC	10/11/18	—	12,316
USD	1,612,835	TWD	49,578,536	SCB	10/11/18	—	11,844
USD	1,612,195	TWD	49,578,535	UBS	10/11/18	—	12,484
USD	947,424	ZAR	12,853,989	BOA	11/20/18	44,316	—
USD	350,000	ZAR	5,076,408	BRC	10/18/18	—	8,211
USD	1,045,659	ZAR	15,639,384	BRC	10/18/18	—	57,916
USD	1,091,061	ZAR	14,834,444	BRC	10/18/18	44,285	—
USD	945,682	ZAR	12,853,989	BRC	11/20/18	42,573	—
USD	180,000	ZAR	2,784,420	SCB	10/18/18	—	16,479
USD	1,090,904	ZAR	14,834,444	SCB	10/18/18	44,129	—
USD	1,092,586	ZAR	14,834,443	UBS	10/18/18	45,811	—
USD	946,169	ZAR	12,853,989	UBS	11/20/18	43,060	—
ZAR	6,544,352	USD	442,715	BOA	10/18/18	19,079	—
ZAR	5,410,918	USD	366,291	BRC	10/18/18	15,525	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$907,348	$622,613

Interest Rate Swap Agreements open at September 30, 2018:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Depreciation
BRL	JPM	$19,951,562	01/04/21	10.31%	Maturity	Brazil Cetip Interbank Deposit Rate	$27,583
BRL	JPM	16,282,839	01/04/21	10.59	Maturity	Brazil Cetip Interbank Deposit Rate	13,930
BRL	JPM	6,325,629	01/04/21	10.71	Maturity	Brazil Cetip Interbank Deposit Rate	4,040
Total gross unrealized depreciation on Interest Rate Swap Agreements							$45,553

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio
Corporate Bonds | 19.1%
Argentina | 1.2%
Generacion Mediterranea SA, 9.625%, 07/27/23	USD	825	$701,250
Genneia SA, 8.750%, 01/20/22 (#)	USD	330	307,725
Rio Energy SA, 6.875%, 02/01/25 (#)	USD	575	472,219
			1,481,194
Bangladesh | 0.5%
Banglalink Digital Communications, Ltd., 8.625%, 05/06/19	USD	650	656,500
Belarus | 0.4%
Eurotorg LLC Via Bonitron DAC, 8.750%, 10/30/22 (#)	USD	450	445,275
Brazil | 2.5%
Cemig Geracao e Transmissao SA, 9.250%, 12/05/24 (#)	USD	1,175	1,210,250
Itau Unibanco Holding SA, 6.125%, 12/12/22 (#), (§), (¶)	USD	475	439,969
Light Servicos de Eletricidade SA/Light Energia SA:
7.250%, 05/03/23	USD	425	402,156
7.250%, 05/03/23 (#)	USD	400	378,500
Petrobras Global Finance BV, 8.750%, 05/23/26	USD	175	191,625
Terraform Global Operating LLC, 6.125%, 03/01/26 (#)	USD	400	384,000
			3,006,500
Chile | 1.1%
AES Gener SA, 8.375%, 12/18/73	USD	600	612,000
Guanay Finance, Ltd., 6.000%, 12/15/20	USD	269	270,398
VTR Finance BV, 6.875%, 01/15/24	USD	400	406,500
			1,288,898
China | 0.2%
G3 Exploration, Ltd., 12.000%, 11/20/18 (#),(Ø)	USD	400	188,000
Colombia | 1.1%
Gran Tierra Energy International Holdings, Ltd., 6.250%, 02/15/25 (#)	USD	725	709,141
Transportadora de Gas Internacional SA, 5.700%, 03/20/22	USD	650	658,937
			1,368,078
Description	Security Currency	Principal Amount (000)	Fair Value
Georgia | 0.3%
BGEO Group JSC, 6.000%, 07/26/23	USD	350	$340,813
Guatemala | 1.0%
Comcel Trust, 6.875%, 02/06/24	USD	1,185	1,211,662
Indonesia | 0.6%
Star Energy Geothermal Wayang Windu, Ltd., 6.750%, 04/24/33 (#)	USD	750	711,431
Israel | 0.5%
Altice Financing SA, 7.500%, 05/15/26	USD	615	598,088
Morocco | 0.2%
OCP SA, 5.625%, 04/25/24	USD	300	306,750
Nigeria | 1.2%
IHS Netherlands Holdco BV:
9.500%, 10/27/21	USD	425	431,456
9.500%, 10/27/21 (#)	USD	725	736,013
Zenith Bank PLC, 6.250%, 04/22/19	USD	250	251,813
			1,419,282
Oman | 0.4%
Oztel Holdings SPC, Ltd., 6.625%, 04/24/28 (#)	USD	450	450,563
Peru | 0.9%
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/28 (#)	USD	900	924,750
Inkia Energy, Ltd., 5.875%, 11/09/27 (#)	USD	250	236,875
			1,161,625
Russia | 1.9%
Gazprombank OJSC Via GPB Eurobonds Finance PLC, 7.496%, 12/28/23 (§)	USD	550	527,637
GTH Finance BV, 7.250%, 04/26/23	USD	400	416,000
Sberbank of Russia, 4.150%, 03/06/19	USD	1,450	1,436,109
			2,379,746
Saudi Arabia | 0.7%
Acwa Power Management And Investments One, Ltd., 5.950%, 12/15/39 (#)	USD	875	840,000

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
Singapore | 0.2%
Puma International Financing SA, 5.125%, 10/06/24 (#)	USD	350	$305,375
South Africa | 0.7%
Liquid Telecommunications Financing PLC, 8.500%, 07/13/22 (#)	USD	850	868,523
South Korea | 0.6%
Heungkuk Life Insurance Co., Ltd., 4.475%, 11/09/47 (§)	USD	200	178,250
SK E&S Co., Ltd., 4.875%, 11/26/19 (§), (¶)	USD	510	499,648
			677,898
Tanzania | 0.5%
HTA Group, Ltd., 9.125%, 03/08/22	USD	625	635,938
Thailand | 0.2%
PTT Exploration & Production Public Co. Ltd., 4.875%, 06/18/19	USD	213	213,692
Turkey | 0.9%
Petkim Petrokimya Holding AS, 5.875%, 01/26/23 (#)	USD	350	320,687
Turkiye Is Bankasi AS, 5.000%, 04/30/20	USD	455	418,600
Turkiye Vakiflar Bankasi TAO, 5.000%, 10/31/18	USD	400	398,500
			1,137,787
United Arab Emirates | 0.6%
MAF Global Securities, Ltd., 7.125%, 10/29/18 (§), (¶)	USD	710	707,338
Zambia | 0.7%
First Quantum Minerals, Ltd.:
7.000%, 02/15/21 (#)	USD	260	257,075
7.500%, 04/01/25 (#)	USD	675	640,406
			897,481
Total Corporate Bonds (Cost $24,314,139)			23,298,437
Foreign Government Obligations | 72.1%
Angola | 3.2%
Republic of Angola:
9.500%, 11/12/25	USD	2,435	2,760,681
8.250%, 05/09/28 (#)	USD	540	556,875
9.375%, 05/08/48 (#)	USD	540	569,700
			3,887,256
Description	Security Currency	Principal Amount (000)	Fair Value
Argentina | 1.8%
Republic of Argentina:
7.500%, 04/22/26	USD	50	$44,625
6.875%, 01/26/27	USD	680	578,000
5.875%, 01/11/28	USD	1,140	903,450
7.625%, 04/22/46	USD	80	64,800
7.125%, 06/28/2117	USD	770	597,135
			2,188,010
Brazil | 2.3%
Brazil NTN-B:
6.000%, 05/15/35	BRL	280	219,233
6.000%, 08/15/50	BRL	530	412,644
Federal Republic of Brazil:
6.000%, 04/07/26	USD	130	133,640
4.625%, 01/13/28	USD	895	820,013
5.000%, 01/27/45	USD	495	407,138
5.625%, 02/21/47	USD	900	796,500
			2,789,168
Chile | 1.7%
Republic of Chile:
3.125%, 01/21/26	USD	200	192,200
3.240%, 02/06/28	USD	870	830,850
3.860%, 06/21/47	USD	1,160	1,103,450
			2,126,500
Colombia | 3.4%
Republic of Colombia:
3.875%, 04/25/27	USD	2,185	2,119,450
5.000%, 06/15/45	USD	2,050	2,052,562
			4,172,012
Congo | 1.7%
Republic of Congo, 6.000%, 06/30/29 (Ø)	USD	2,657	2,072,725
Costa Rica | 1.4%
Republic of Costa Rica:
4.250%, 01/26/23	USD	220	197,725
5.520%, 08/23/23	USD	770	717,463
4.375%, 04/30/25	USD	285	245,848
7.000%, 04/04/44	USD	175	153,344
7.158%, 03/12/45	USD	475	422,750
			1,737,130
Croatia | 1.2%
Croatia, 6.000%, 01/26/24	USD	1,292	1,403,435
Dominican Republic | 3.3%
Dominican Republic Bonds:
7.450%, 04/30/44	USD	2,035	2,177,450
6.850%, 01/27/45	USD	725	734,063
6.500%, 02/15/48 (#)	USD	1,170	1,148,062
			4,059,575

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
Egypt | 4.6%
Arab Republic of Egypt:
6.588%, 02/21/28	USD	1,140	$1,085,850
6.588%, 02/21/28 (#)	USD	840	800,100
8.500%, 01/31/47	USD	1,365	1,365,000
8.500%, 01/31/47 (#)	USD	745	745,000
7.903%, 02/21/48 (#)	USD	1,710	1,624,500
			5,620,450
El Salvador | 1.1%
Republic of El Salvador:
5.875%, 01/30/25	USD	610	570,350
7.650%, 06/15/35	USD	825	801,281
			1,371,631
Ghana | 4.9%
Ghana Government Bonds:
24.500%, 04/22/19	GHS	730	153,095
24.500%, 05/27/19	GHS	150	31,585
24.000%, 09/09/19	GHS	750	159,078
Ghana Treasury Notes:
23.000%, 11/12/18	GHS	1,450	297,705
22.500%, 12/10/18	GHS	1,670	344,201
19.950%, 05/06/19	GHS	160	33,651
Republic of Ghana:
7.875%, 08/07/23	USD	715	748,069
7.625%, 05/16/29 (#)	USD	2,870	2,873,588
8.627%, 06/16/49 (#)	USD	1,280	1,280,000
			5,920,972
Hungary | 2.6%
Hungary:
5.375%, 02/21/23	USD	1,640	1,733,775
5.750%, 11/22/23	USD	1,370	1,484,498
			3,218,273
Indonesia | 5.2%
Republic of Indonesia:
2.950%, 01/11/23	USD	665	635,906
5.375%, 10/17/23	USD	220	232,100
5.875%, 01/15/24	USD	180	193,275
4.125%, 01/15/25	USD	1,325	1,306,781
4.750%, 01/08/26	USD	1,840	1,872,200
3.850%, 07/18/27	USD	1,090	1,040,950
4.100%, 04/24/28	USD	1,045	1,017,569
5.250%, 01/17/42	USD	100	102,375
			6,401,156
Kenya | 2.7%
Republic of Kenya:
6.875%, 06/24/24	USD	220	219,725
7.250%, 02/28/28	USD	270	262,912
8.250%, 02/28/48	USD	855	825,075
Description	Security Currency	Principal Amount (000)	Fair Value
8.250%, 02/28/48 (#)	USD	2,065	$1,992,725
			3,300,437
Mozambique | 2.3%
Mozambique International Bonds, 10.500%, 01/18/23	USD	3,278	2,745,325
Nigeria | 2.6%
Nigeria Treasury Bills:
0.000%, 10/04/18	NGN	51,840	140,389
0.000%, 01/03/19	NGN	60,680	159,014
0.000%, 01/17/19	NGN	144,830	380,316
0.000%, 01/31/19	NGN	98,000	254,235
Republic of Nigeria:
6.500%, 11/28/27	USD	425	408,531
7.625%, 11/28/47	USD	320	306,000
7.625%, 11/28/47 (#)	USD	1,570	1,501,313
			3,149,798
Oman | 1.6%
Oman Government International Bonds:
4.750%, 06/15/26	USD	960	907,200
5.375%, 03/08/27	USD	620	601,400
5.625%, 01/17/28	USD	460	451,950
			1,960,550
Panama | 1.1%
Republic of Panama:
4.500%, 04/16/50	USD	870	859,125
4.300%, 04/29/53	USD	500	480,000
			1,339,125
Paraguay | 1.8%
Republic of Paraguay:
4.700%, 03/27/27	USD	1,435	1,429,619
6.100%, 08/11/44	USD	290	304,137
5.600%, 03/13/48	USD	480	476,400
			2,210,156
Peru | 2.5%
Republic of Peru, 5.625%, 11/18/50	USD	2,570	3,048,662
Qatar | 2.4%
State of Qatar, 5.103%, 04/23/48	USD	2,825	2,930,938
Saudi Arabia | 3.4%
Saudi Government International Bonds:
4.000%, 04/17/25	USD	3,640	3,645,460
3.250%, 10/26/26	USD	230	216,085
3.625%, 03/04/28	USD	335	319,925
			4,181,470
South Africa | 4.2%
Republic of South Africa:
7.750%, 02/28/23	ZAR	7,490	517,589
10.500%, 12/21/26	ZAR	42,090	3,231,964

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
8.250%, 03/31/32	ZAR	17,750	$1,126,826
8.500%, 01/31/37	ZAR	3,880	243,678
8.750%, 02/28/48	ZAR	100	6,289
			5,126,346
South Korea | 1.1%
Republic of Korea, 3.875%, 09/20/48	USD	1,310	1,307,465
Sri Lanka | 1.5%
Republic of Sri Lanka, 6.750%, 04/18/28 (#)	USD	1,865	1,816,044
Ukraine | 2.3%
Ukraine Government Bonds:
7.750%, 09/01/19	USD	265	266,325
7.750%, 09/01/20	USD	755	760,285
7.750%, 09/01/23	USD	575	564,075
7.750%, 09/01/27	USD	350	325,063
7.375%, 09/25/32	USD	690	598,575
7.375%, 09/25/32 (#)	USD	270	234,225
			2,748,548
Uruguay | 1.9%
Republica Orient Uruguay:
5.100%, 06/18/50	USD	1,240	1,264,800
4.975%, 04/20/55	USD	500	500,000
Uruguay Treasury Bills:
0.000%, 01/11/19	UYU	12,890	377,831
0.000%, 02/08/19	UYU	3,400	98,857
0.000%, 03/08/19	UYU	3,880	111,940
			2,353,428
Venezuela | 2.3%
Republic of Venezuela:
12.750%, 08/23/22 («)	USD	613	165,510
9.000%, 05/07/23 («)	USD	931	247,879
8.250%, 10/13/24 («)	USD	1,976	518,700
7.650%, 04/21/25 («)	USD	1,442	380,327
11.750%, 10/21/26 («)	USD	1,152	313,920
9.250%, 09/15/27 («)	USD	815	222,577
9.250%, 05/07/28 («)	USD	619	162,488
11.950%, 08/05/31 («)	USD	903	248,325
9.375%, 01/13/34 («)	USD	909	264,746
7.000%, 03/31/38 («)	USD	1,108	283,925
			2,808,397
Total Foreign Government Obligations (Cost $91,343,772)			87,994,982
Quasi Government Bonds | 0.8%
Ukraine | 0.5%
Ukreximbank Via Biz Finance PLC, 9.625%, 04/27/22	USD	590	600,207
Description	Security Currency	Principal Amount (000)	Fair Value
Venezuela | 0.3%
Petroleos de Venezuela SA:
6.000%, 05/16/24 («)	USD	575	$125,063
6.000%, 11/15/26 («)	USD	325	71,500
5.375%, 04/12/27 («)	USD	315	68,197
5.500%, 04/12/37 («)	USD	470	101,050
			365,810
Total Quasi Government Bonds (Cost $1,227,366)			966,017

Description		Shares	Fair Value
Short-Term Investments | 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $4,174,384)		4,174,384	$4,174,384

Description	Counterparty	Notional Amount (000s)	Number of Contracts	Fair Value
Purchased Options | 0.6%
Call
MXN vs USD Oct 18 19.62, Expires 10/25/18	JPMS	$1,660	16,600	$3,821
USD vs BRL Oct 18 4.17, Expires 10/04/18	GSC	2,800	28,000	4,360
USD vs CLP Oct 18 681, Expires 10/04/18	GSC	5,150	51,500	1,025
USD vs CNH Nov 18 7.06, Expires 11/13/18	JPMS	12,750	127,500	18,883
USD vs COP Nov 18 3,050, Expires 11/08/18	GSC	3,624	36,243	27,896
USD vs HUF Oct 18 286.55, Expires 10/05/18	JPMS	4,060	40,600	1,186
USD vs INR Nov 18 72.12, Expires 11/14/18	JPMS	1,130	11,300	20,135
USD vs KRW Nov 18 1,170, Expires 11/14/18	JPMS	4,080	40,800	3,215
USD vs KRW Oct 18 1,152.1, Expires 10/02/18	JPMS	5,310	53,100	0
USD vs MXN Nov 18 19.59, Expires 11/07/18	GSC	3,760	37,600	16,642

Description	Counterparty	Notional Amount (000s)	Number of Contracts	Fair Value
Lazard Explorer Total Return Portfolio (continued)
USD vs MXN Oct 18 19.41, Expires 10/22/18	JPMS	$1,980	19,800	$5,952
USD vs MXN Oct 18 19.69, Expires 10/15/18	JPMS	1,380	13,800	1,334
USD vs PLN Oct 18 3.87, Expires 10/05/18	GSC	4,250	42,500	238
USD vs ZAR Oct 18 14.73, Expires 10/03/18	JPMS	2,760	27,600	820
Put
USD vs MXN Oct 18 19.61, Expires 10/25/18	JPMS	1,340	13,400	3,177
USD vs RUB Mar 19 66.0, Expires 03/12/19	GSC	11,898	118,982	355,316
USD vs RUB Mar 19 66.0, Expires 03/12/19	JPMS	5,996	59,959	179,056
USD vs RUB Mar 19 66.0, Expires 03/12/19	BRC	2,836	28,359	84,688
Total Purchased Options (Cost $880,191)				727,744
Total Investments | 96.0% (Cost $121,939,852) (»)				$117,161,564
Cash and Other Assets in Excess of Liabilities | 4.0%				4,906,491
Net Assets | 100.0%				$122,068,055

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	580,154	USD	139,142	BOA	10/02/18	$4,512	$—
BRL	1,654,927	USD	413,329	BOA	10/02/18	—	3,546
BRL	1,002,126	USD	241,884	BOA	11/05/18	5,674	—
BRL	2,426,024	USD	594,468	BOA	11/05/18	4,839	—
BRL	68,946	USD	17,220	BRC	10/02/18	—	148
BRL	1,265,325	USD	316,023	BRC	10/02/18	—	2,711
BRL	1,416,610	USD	353,808	BRC	10/02/18	—	3,036
BRL	2,426,025	USD	605,915	BRC	10/02/18	—	5,199
BRL	3,896,008	USD	945,725	BRC	10/02/18	18,980	—
BRL	3,896,008	USD	945,725	BRC	10/02/18	18,980	—
BRL	569,896	USD	137,906	BRC	11/05/18	2,877	—
BRL	1,314,166	USD	317,255	BRC	11/05/18	7,387	—
BRL	2,426,025	USD	594,979	BRC	11/05/18	4,328	—
BRL	435,402	USD	108,744	CIT	10/02/18	—	933
BRL	936,194	USD	226,654	CIT	11/05/18	4,616	—
BRL	1,618,877	USD	404,325	SCB	10/02/18	—	3,469
BRL	2,426,024	USD	605,915	SCB	10/02/18	—	5,199
BRL	2,426,025	USD	605,915	SCB	10/02/18	—	5,199
BRL	3,896,008	USD	945,254	SCB	10/02/18	19,450	—
BRL	648,620	USD	156,861	SCB	11/05/18	3,369	—
BRL	2,426,025	USD	594,895	SCB	11/05/18	4,412	—
BRL	2,426,025	USD	605,915	UBS	10/02/18	—	5,199
BRL	3,896,008	USD	945,266	UBS	10/02/18	19,439	—
BRL	2,426,025	USD	594,906	UBS	11/05/18	4,401	—
COP	2,163,889,041	USD	719,617	BOA	10/29/18	10,899	—
COP	1,306,510,471	USD	432,763	BRC	10/19/18	8,266	—
COP	1,341,701,308	USD	446,490	BRC	10/29/18	6,461	—
COP	751,125,375	USD	250,250	BRC	10/31/18	3,330	—
COP	3,643,442,292	USD	1,207,237	CIT	10/19/18	22,652	—
COP	299,015,094	USD	99,423	SCB	10/29/18	1,523	—
COP	820,563,430	USD	273,430	SCB	10/31/18	3,593	—
COP	820,563,430	USD	273,430	SCB	10/31/18	3,593	—
EUR	1,210,000	HUF	395,048,060	BRC	11/05/18	—	13,688
EUR	570,000	HUF	186,572,400	JPM	11/05/18	—	8,160
EUR	1,100,000	HUF	359,854,000	JPM	11/05/18	—	15,034
HUF	227,220,354	EUR	701,200	JPM	11/05/18	1,770	—
HUF	448,058,452	EUR	1,366,980	JPM	11/05/18	21,795	—
IDR	2,903,278,715	USD	193,746	BOA	10/29/18	469	—
IDR	5,834,719,021	USD	388,722	BOA	10/31/18	1,497	—
IDR	2,747,457,896	USD	187,848	BRC	10/29/18	—	4,057
IDR	7,808,047,375	USD	521,033	BRC	10/29/18	1,285	—
IDR	5,670,783,154	USD	378,002	BRC	10/31/18	1,253	—
IDR	2,199,045,566	USD	150,362	CIT	10/29/18	—	3,257
IDR	4,411,022,126	USD	300,724	CIT	10/29/18	—	5,650
IDR	24,339,536,795	USD	1,629,480	JPM	10/29/18	—	1,290

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
IDR	10,880,921,369	USD	741,066	SCB	10/29/18	$—	$13,188
IDR	12,023,628,052	USD	802,431	SCB	10/29/18	1,888	—
IDR	24,339,536,794	USD	1,626,213	SCB	10/29/18	1,976	—
IDR	7,590,738,017	USD	506,066	SCB	10/31/18	1,594	—
INR	656,457	USD	9,081	BRC	10/29/18	—	55
INR	33,645,240	USD	465,536	BRC	10/29/18	—	2,911
INR	11,169,347	USD	154,145	CIT	10/29/18	—	565
INR	22,177,314	USD	306,910	CIT	10/29/18	—	1,970
INR	11,172,430	USD	154,145	JPM	10/29/18	—	523
INR	16,619,174	USD	230,182	JPM	10/29/18	—	1,667
MXN	2,424,399	USD	128,393	BRC	10/17/18	855	—
MXN	6,720,966	USD	355,738	BRC	11/09/18	1,281	—
MXN	15,608,000	USD	817,130	GSC	10/29/18	13,393	—
MXN	16,108,341	USD	842,870	GSC	10/29/18	14,277	—
MXN	26,421,480	USD	1,380,000	JPM	10/17/18	28,559	—
MXN	37,432,098	USD	1,980,000	JPM	10/24/18	13,368	—
MXN	12,124,590	USD	640,000	JPM	10/29/18	5,166	—
MXN	13,270,110	USD	700,000	JPM	10/29/18	6,121	—
MXN	31,711,093	USD	1,660,000	JPM	10/29/18	27,390	—
MXN	6,720,966	USD	355,833	UBS	11/09/18	1,187	—
PLN	1,250,845	USD	341,099	BOA	10/19/18	—	1,701
PLN	1,250,845	USD	341,090	BRC	10/19/18	—	1,692
PLN	1,849,193	USD	505,151	BRC	10/19/18	—	3,400
PLN	2,233,128	USD	608,924	BRC	10/19/18	—	2,998
PLN	1,250,845	USD	341,299	CIT	10/19/18	—	1,901
PLN	2,233,128	USD	609,013	CIT	10/19/18	—	3,087
PLN	1,993,412	USD	544,849	JPM	10/19/18	—	3,967
PLN	4,496,942	USD	1,230,000	JPM	10/19/18	—	9,823
PLN	12,271,923	USD	3,329,740	JPM	10/19/18	62	—
PLN	1,250,845	USD	341,053	SCB	10/19/18	—	1,655
PLN	2,233,128	USD	608,847	SCB	10/19/18	—	2,921
PLN	1,250,845	USD	341,274	UBS	10/19/18	—	1,876
PLN	2,233,128	USD	608,917	UBS	10/19/18	—	2,992
SGD	2,494,874	USD	1,830,925	BOA	10/30/18	—	4,753
SGD	1,076,885	USD	790,021	BRC	10/30/18	—	1,773
SGD	1,338,591	USD	982,236	CIT	10/30/18	—	2,427
SGD	1,338,592	USD	982,215	JPM	10/30/18	—	2,406
SGD	1,338,592	USD	982,294	SCB	10/30/18	—	2,485
TRY	3,305,070	USD	540,000	BRC	11/01/18	—	3,140
TRY	4,221,624	USD	660,000	JPM	10/22/18	30,144	—
USD	144,897	BRL	580,154	BOA	10/02/18	1,243	—
USD	402,659	BRL	1,654,927	BOA	10/02/18	—	7,124
USD	596,075	BRL	2,426,024	BOA	10/02/18	—	4,642
USD	973,053	BRL	3,896,008	BOA	10/02/18	8,349	—
USD	16,558	BRL	68,946	BRC	10/02/18	—	514
USD	307,341	BRL	1,265,325	BRC	10/02/18	—	5,970
USD	340,000	BRL	1,416,610	BRC	10/02/18	—	10,772

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	596,588	BRL	2,426,025	BRC	10/02/18	$—	$4,129
USD	973,053	BRL	3,896,008	BRC	10/02/18	8,349	—
USD	104,476	BRL	435,402	CIT	10/02/18	—	3,336
USD	388,966	BRL	1,618,877	SCB	10/02/18	—	11,890
USD	596,515	BRL	2,426,025	SCB	10/02/18	—	4,202
USD	973,053	BRL	3,896,008	SCB	10/02/18	8,349	—
USD	596,515	BRL	2,426,025	UBS	10/02/18	—	4,202
USD	973,053	BRL	3,896,008	UBS	10/02/18	8,349	—
USD	50,808	IDR	762,007,341	BRC	10/29/18	—	166
USD	263,139	IDR	3,954,711,522	BRC	10/29/18	—	1,411
USD	467,692	IDR	7,002,904,408	CIT	10/29/18	—	766
USD	43,910	IDR	659,657,076	JPM	10/29/18	—	218
USD	454,451	IDR	6,814,498,293	SCB	10/29/18	—	1,404
USD	110,940	INR	7,722,236	BRC	10/29/18	4,758	—
USD	151,182	INR	10,522,250	CIT	10/29/18	6,500	—
USD	228,738	INR	15,917,877	CIT	10/29/18	9,866	—
USD	302,364	INR	21,053,571	CIT	10/29/18	12,875	—
USD	586,777	INR	40,858,753	SCB	10/29/18	24,965	—
USD	760,000	MXN	14,402,000	GSC	10/29/18	—	6,350
USD	900,000	MXN	17,064,000	GSC	10/29/18	—	7,999
USD	13,207	MXN	250,342	HSB	10/29/18	—	114
USD	698,315	MXN	13,441,932	JPM	11/09/18	—	15,724
USD	2,040,000	PLN	7,724,925	BRC	10/19/18	—	56,042
USD	33,268	PLN	126,010	CIT	10/19/18	—	923
USD	600,000	PLN	2,184,774	CIT	10/19/18	7,194	—
USD	2,006,732	PLN	7,602,865	JPM	10/19/18	—	56,191
USD	467,919	SGD	645,631	BRC	10/30/18	—	4,663
USD	300,000	SGD	409,469	CIT	10/30/18	281	—
USD	1,480,000	SGD	2,032,610	CIT	10/30/18	—	7,809
USD	902,081	SGD	1,244,411	JPM	10/30/18	—	8,791
USD	315,808	UYU	10,023,760	CIT	11/09/18	16,324	—
USD	301,729	ZAR	4,093,651	BOA	11/20/18	14,113	—
USD	332,380	ZAR	4,519,155	BRC	10/18/18	13,491	—
USD	301,174	ZAR	4,093,651	BRC	11/20/18	13,558	—
USD	537,034	ZAR	7,948,752	BRC	11/20/18	—	21,437
USD	2,849,199	ZAR	41,258,675	BRC	11/20/18	—	49,595
USD	1,048,733	ZAR	15,530,681	JPM	11/20/18	—	42,438
USD	332,332	ZAR	4,519,155	SCB	10/18/18	13,443	—
USD	984,233	ZAR	14,600,606	SCB	11/20/18	—	41,591
USD	332,845	ZAR	4,519,155	UBS	10/18/18	13,956	—
USD	301,329	ZAR	4,093,651	UBS	11/20/18	13,714	—
UYU	10,023,760	USD	322,722	CIT	11/09/18	—	23,238
UYU	3,453,471	USD	102,812	CIT	12/13/18	—	264
ZAR	3,696,358	USD	250,053	BOA	10/18/18	10,776	—
ZAR	3,056,176	USD	206,887	BRC	10/18/18	8,769	—
ZAR	3,029,188	USD	205,554	JPM	10/18/18	8,197	—

Lazard Explorer Total Return Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ZAR	13,557,465	USD	943,434	SCB	10/18/18	$13,233	$—
ZAR	7,358,295	USD	509,526	SCB	11/20/18	7,460	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$607,023	$565,566

Written Options open at September 30, 2018:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put
USD vs MXN Oct 18 18.58	JPMS	19,800	$ 18.58	10/22/18	$ 1,980,000	$11,812	$(12,876)
USD vs MXN Oct 18 18.75	JPMS	13,800	18.75	10/15/18	1,380,000	23,185	(12,944)
USD vs MXN Oct 18 18.76	JPMS	13,400	18.76	10/25/18	1,340,000	10,573	(14,784)
USD vs MXN Oct 18 18.78	JPMS	16,600	18.78	10/25/18	1,660,000	9,747	(19,600)
Total Written Options		63,600				$55,317	$(60,204)

Credit Default Swap Agreements open at September 30, 2018:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Buy/ Sell	Receive (Pay) Rate	Payment Frequency Paid/Received	S&P Credit Rating	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
United Mexican States, 4.150%, 03/28/27	BOA	$ 1,704,000	12/20/23	Buy	(1.000)%	Quarterly	BBB+	$9,840	$17,405	$8,086
United Mexican States, 4.150%, 03/28/27	GSC	2,180,000	12/20/23	Buy	(1.000)	Quarterly	BBB+	12,649	16,457	4,414
United Mexican States, 4.150%, 03/28/27	BOA	3,338,000	12/20/23	Buy	(1.000)	Quarterly	BBB+	19,276	43,292	25,036
United Mexican States, 4.150%, 03/28/27	BRC	7,639,000	12/20/23	Buy	(1.000)	Quarterly	BBB+	44,113	77,505	35,727
United Mexican States, 4.150%, 03/28/27	BRC	13,036,000	12/20/23	Buy	(1.000)	Quarterly	BBB+	75,278	156,868	85,573
Total Credit Default Swap Agreements								$161,156	$311,527	$158,836

Interest Rate Swap Agreements open at September 30, 2018:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Depreciation
BRL	JPM	$23,542,981	01/04/21	10.48%	Maturity	Brazil Cetip Interbank Deposit Rate	$25,008

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Income Portfolio
Foreign Government Obligations | 33.4%
Brazil | 2.2%
Brazil NTN-F:
10.000%, 01/01/21	BRL	130	$33,298
10.000%, 01/01/27	BRL	348	81,116
			114,414
Dominican Republic | 1.0%
Dominican Republic Bonds, 10.500%, 04/07/23 (#)	DOP	2,600	52,151
Egypt | 8.1%
Egypt Treasury Bills:
0.000%, 06/25/19	EGP	1,700	82,929
0.000%, 08/20/19	EGP	7,100	331,490
			414,419
Malaysia | 3.6%
Malaysia Government Bonds, 3.654%, 10/31/19	MYR	750	181,670
Mexico | 7.1%
Mexican Bonos:
6.500%, 06/10/21	MXN	5,970	309,290
5.750%, 03/05/26	MXN	1,180	55,532
			364,822
Russia | 6.6%
Russia Government Bonds - OFZ:
7.600%, 04/14/21	RUB	18,410	280,318
7.050%, 01/19/28	RUB	4,000	55,948
			336,266
South Africa | 3.5%
Republic of South Africa:
6.750%, 03/31/21	ZAR	730	50,297
10.500%, 12/21/26	ZAR	880	67,572
8.000%, 01/31/30	ZAR	940	60,053
			177,922
Turkey | 1.3%
Turkey Government Bonds, 2.000%, 10/26/22	TRY	436	67,250
Total Foreign Government Obligations (Cost $1,882,479)			1,708,914
Supranational Bonds | 3.5%
European Investment Bank, 7.200%, 07/09/19 (#) (Cost $208,574)	IDR	2,700,000	177,330
US Treasury Securities | 51.0%
U.S. Treasury Notes:
0.875%, 10/15/18	USD	300	299,867
Description		Principal Amount (000)	Fair Value
0.750%, 10/31/18	USD	170	$169,819
1.250%, 11/15/18	USD	300	299,685
1.000%, 11/30/18	USD	200	199,619
1.250%, 12/15/18	USD	150	149,710
1.500%, 12/31/18	USD	200	199,637
1.125%, 01/15/19	USD	200	199,347
1.500%, 01/31/19	USD	200	199,457
2.750%, 02/15/19	USD	200	200,289
1.375%, 02/28/19	USD	200	199,195
1.000%, 03/15/19	USD	250	248,438
1.500%, 03/31/19	USD	250	248,867
Total US Treasury Securities (Cost $2,614,530)			2,613,930

Description	Shares	Fair Value
Short-Term Investments | 6.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $344,123)	344,123	$344,123
Total Investments | 94.6% (Cost $5,049,706) (»)		$4,844,297
Cash and Other Assets in Excess of Liabilities | 5.4%		279,157
Net Assets | 100.0%		$5,123,454

Lazard Emerging Markets Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	2,346,100	USD	58,000	CIT	10/09/18	$—	$1,719
AUD	68,000	USD	49,451	HSB	11/05/18	—	287
BRL	380,165	USD	91,117	CIT	10/15/18	2,924	—
BRL	630,000	USD	186,994	CIT	10/16/18	—	31,161
CLP	35,443,200	USD	52,000	CIT	10/22/18	1,907	—
CLP	32,114,600	USD	49,000	HSB	10/30/18	—	147
CLP	15,421,500	USD	23,000	HSB	11/30/18	465	—
CNY	2,423,130	USD	354,000	HSB	10/24/18	—	1,667
COP	300,600,000	USD	100,000	SCB	11/30/18	1,370	—
CZK	4,199,000	USD	190,350	CIT	11/13/18	—	862
DOP	1,005,800	USD	20,000	CIT	12/14/18	—	38
EUR	3,053	USD	3,530	CIT	10/15/18	18	—
EUR	67,578	USD	78,690	SCB	10/15/18	—	149
EUR	87,369	USD	101,581	SCB	10/15/18	—	38
GHS	142,000	USD	29,707	CIT	11/05/18	—	1,046
GHS	500,540	USD	98,823	SCB	12/04/18	1,174	—
HUF	16,470,000	USD	58,200	CIT	10/05/18	958	—
HUF	13,720,000	USD	49,898	CIT	11/20/18	—	456
HUF	16,470,000	USD	60,101	SCB	11/20/18	—	748
HUF	31,594,000	USD	115,522	SCB	12/21/18	—	1,325
IDR	874,755,000	USD	63,000	CIT	01/07/19	—	5,237
IDR	796,000,000	USD	50,000	HSB	09/20/19	441	—
ILS	284,000	USD	77,258	CIT	11/07/18	1,033	—
ILS	288,000	USD	80,788	CIT	11/07/18	—	1,395
ILS	167,000	USD	46,246	SCB	11/29/18	—	125
INR	3,735,180	USD	54,000	HSB	10/09/18	—	2,555
INR	12,128,840	USD	167,855	HSB	10/09/18	—	804
INR	11,944,800	USD	180,000	SCB	10/09/18	—	15,484
KRW	467,031,660	USD	417,000	SCB	11/09/18	4,187	—
KZT	57,964,400	USD	150,167	HSB	06/19/19	—	701
KZT	18,617,500	USD	55,000	SCB	12/14/18	—	4,722
MXN	510,678	USD	26,997	CIT	11/09/18	131	—
MXN	874,000	USD	45,992	CIT	11/09/18	435	—
MXN	378,000	USD	19,276	HSB	11/09/18	804	—
NGN	23,625,000	USD	63,000	HSB	12/27/18	1,085	—
NGN	23,420,500	USD	62,000	SCB	12/27/18	1,530	—
PHP	3,299,020	USD	62,000	CIT	10/02/18	—	941
PHP	3,271,680	USD	60,000	CIT	11/29/18	248	—
PLN	94,000	USD	25,541	CIT	11/13/18	—	22
PLN	840,414	USD	226,000	CIT	11/13/18	2,154	—
RON	139,000	USD	35,160	CIT	10/26/18	—	503
RON	316,101	USD	78,917	CIT	03/15/19	—	271
SGD	358,000	USD	260,019	SCB	11/13/18	2,098	—
THB	1,700,000	USD	52,496	CIT	10/24/18	106	—
THB	737,000	USD	22,506	HSB	11/08/18	308	—

Lazard Emerging Markets Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
THB	7,638,000	USD	233,499	SCB	11/14/18	$2,988	$—
TRY	127,660	USD	26,019	CIT	11/13/18	—	5,441
TRY	334,000	USD	50,834	CIT	11/13/18	3,005	—
TRY	334,997	USD	65,575	JPM	11/13/18	—	11,575
TRY	394,540	USD	91,000	SCB	11/13/18	—	27,402
UGX	198,390,000	USD	51,000	SCB	12/27/18	79	—
USD	53,993	AUD	73,310	HSB	10/09/18	1,000	—
USD	49,535	AUD	68,000	HSB	11/05/18	371	—
USD	108,000	BRL	445,122	CIT	10/15/18	—	2,110
USD	226,000	BRL	750,071	HSB	10/16/18	40,467	—
USD	26,990	CAD	35,046	CIT	11/09/18	—	165
USD	181,020	EUR	158,000	CIT	10/15/18	—	2,612
USD	59,916	HUF	16,470,000	SCB	10/05/18	758	—
USD	21,000	IDR	320,250,000	CIT	01/07/19	—	147
USD	105,000	ILS	375,291	CIT	11/07/18	1,543	—
USD	126,077	NGN	47,045,500	CIT	12/27/18	—	1,538
USD	60,860	PHP	3,299,020	CIT	10/02/18	—	199
USD	24,000	RON	90,433	CIT	03/15/19	1,500	—
USD	59,911	RON	225,668	CIT	03/15/19	3,765	—
USD	144,000	RUB	9,881,424	HSB	10/15/18	—	6,630
USD	18,000	TRY	125,910	CIT	11/13/18	—	2,296
USD	83,064	TRY	427,000	CIT	11/13/18	14,233	—
ZAR	846,000	USD	56,579	SCB	11/08/18	2,954	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$96,039	$132,518

Description	Shares	Fair Value
Lazard US Corporate Income Portfolio
Exchange-Traded Funds | 2.8%
Invesco Fundamental High Yield Corporate Bond ETF (Cost $10,004,995)	542,000	$10,043,260

Description	Principal Amount (000)	Fair Value
Corporate Bonds | 94.2%
Aerospace & Defense | 1.1%
Bombardier, Inc., 7.750%, 03/15/20 (#)	$975	$1,019,484
KLX, Inc., 5.875%, 12/01/22 (#)	1,400	1,446,200
Triumph Group, Inc., 4.875%, 04/01/21	1,400	1,351,000
		3,816,684
Auto Components | 2.2%
Dana, Inc., 5.500%, 12/15/24	1,800	1,780,200
Delphi Technologies PLC, 5.000%, 10/01/25 (#)	1,925	1,811,906
Tenneco, Inc., 5.000%, 07/15/26	2,400	2,133,000
The Goodyear Tire & Rubber Co.:
5.125%, 11/15/23	1,800	1,800,000
5.000%, 05/31/26	250	235,063
		7,760,169
Automobiles | 0.9%
Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	2,300	2,345,333
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	819,800
		3,165,133
Building Products | 1.0%
Griffon Corp., 5.250%, 03/01/22	1,800	1,779,750
USG Corp., 4.875%, 06/01/27 (#)	1,900	1,920,919
		3,700,669
Capital Markets | 1.0%
Icahn Enterprises LP, 6.000%, 08/01/20	1,500	1,527,255
MPT Operating Partnership LP, 6.375%, 03/01/24	1,810	1,900,500
		3,427,755
Chemicals | 3.1%
CF Industries, Inc., 3.450%, 06/01/23	1,975	1,903,406
Description	Principal Amount (000)	Fair Value
Huntsman International LLC, 4.875%, 11/15/20	$1,600	$1,630,000
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	893,154
NOVA Chemicals Corp., 5.250%, 08/01/23 (#)	1,800	1,793,250
Platform Specialty Products Corp., 6.500%, 02/01/22 (#)	1,700	1,738,250
Valvoline, Inc., 4.375%, 08/15/25	1,500	1,395,000
WR Grace & Co-Conn, 5.125%, 10/01/21 (#)	1,700	1,745,900
		11,098,960
Commercial Services & Supplies | 3.7%
ACCO Brands Corp., 5.250%, 12/15/24 (#)	1,800	1,793,106
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,500	2,509,375
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,805,000
Avis Budget Car Rental LLC, 5.125%, 06/01/22 (#)	1,600	1,642,200
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,746,000
Multi-Color Corp., 4.875%, 11/01/25 (#)	2,000	1,870,000
The ADT Security Corp.:
6.250%, 10/15/21	1,400	1,468,614
4.125%, 06/15/23	500	478,115
		13,312,410
Communications Equipment | 0.9%
CommScope, Inc., 5.000%, 06/15/21 (#)	1,500	1,507,275
Plantronics, Inc., 5.500%, 05/31/23 (#)	1,750	1,741,250
		3,248,525
Construction Materials | 1.0%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,663,200
Standard Industries, Inc., 5.375%, 11/15/24 (#)	1,750	1,747,813
		3,411,013
Containers & Packaging | 3.5%
Ball Corp., 4.000%, 11/15/23	2,400	2,343,000
Cascades, Inc., 5.500%, 07/15/22 (#)	1,500	1,511,250
Crown Americas LLC:
4.500%, 01/15/23	1,800	1,807,200
4.250%, 09/30/26	500	457,500

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (#)	$2,392	$2,412,930
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,454	1,457,296
Sealed Air Corp., 4.875%, 12/01/22 (#)	1,700	1,717,000
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	750	868,125
		12,574,301
Diversified Consumer Services | 1.0%
Service Corp. International, 4.625%, 12/15/27	2,000	1,915,000
The ServiceMaster Co. LLC, 5.125%, 11/15/24 (#)	1,800	1,777,248
		3,692,248
Diversified Financial Services | 2.0%
Altice US Finance I Corp., 5.500%, 05/15/26 (#)	1,000	997,000
Herc Rentals, Inc., 7.750%, 06/01/24 (#)	1,189	1,279,435
INEOS Group Holdings SA, 5.625%, 08/01/24 (#)	1,700	1,669,740
Level 3 Financing, Inc., 5.125%, 05/01/23	1,800	1,813,500
Travelport Corporate Finance PLC, 6.000%, 03/15/26 (#)	1,500	1,523,505
		7,283,180
Diversified Telecommunication Services | 3.5%
CenturyLink, Inc., Series V, 5.625%, 04/01/20	1,800	1,831,500
CyrusOne LP, 5.000%, 03/15/24	2,300	2,343,125
Frontier Communications Corp., 8.125%, 10/01/18	1,500	1,500,000
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,391	2,336,485
SBA Communications Corp., 4.875%, 09/01/24	2,300	2,274,125
Zayo Group LLC, 5.750%, 01/15/27 (#)	2,250	2,254,500
		12,539,735
Energy Equipment & Services | 1.3%
Precision Drilling Corp., 5.250%, 11/15/24	1,500	1,432,500
Transocean, Inc., 9.000%, 07/15/23 (#)	1,750	1,903,125
Description	Principal Amount (000)	Fair Value
Weatherford International, Ltd., 8.250%, 06/15/23	$1,250	$1,181,250
		4,516,875
Entertainment | 1.1%
Live Nation Entertainment, Inc., 4.875%, 11/01/24 (#)	1,800	1,768,500
Netflix, Inc.:
5.375%, 02/01/21	1,550	1,591,850
4.375%, 11/15/26	500	469,740
		3,830,090
Equity Real Estate Investment Trusts (REITs) | 3.3%
Equinix, Inc., 5.375%, 05/15/27	2,700	2,704,482
ESH Hospitality, Inc., 5.250%, 05/01/25 (#)	2,300	2,231,000
Iron Mountain, Inc., 6.000%, 08/15/23	1,700	1,743,571
MGM Growth Properties Operating Partnership LP, 4.500%, 09/01/26	1,800	1,701,000
RHP Hotel Properties LP, 5.000%, 04/15/23	1,775	1,775,745
Uniti Group LP, 6.000%, 04/15/23 (#)	1,700	1,649,000
		11,804,798
Food & Staples Retailing | 1.5%
Albertsons Cos. LLC, 6.625%, 06/15/24	1,750	1,682,188
Ingles Markets, Inc., 5.750%, 06/15/23	1,750	1,771,875
Performance Food Group, Inc., 5.500%, 06/01/24 (#)	1,805	1,786,950
		5,241,013
Food Products | 2.2%
B&G Foods, Inc., 4.625%, 06/01/21	1,500	1,498,125
Darling Ingredients, Inc., 5.375%, 01/15/22	850	858,500
Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (#)	2,300	2,251,125
Post Holdings, Inc., 5.000%, 08/15/26 (#)	1,800	1,701,990
TreeHouse Foods, Inc., 4.875%, 03/15/22	1,500	1,500,000
		7,809,740
Gas Utilities | 1.1%
AmeriGas Partners LP, 5.625%, 05/20/24	1,800	1,786,500

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Ferrellgas LP, 6.500%, 05/01/21	$500	$447,500
Suburban Propane Partners LP, 5.500%, 06/01/24	1,800	1,768,500
		4,002,500
Health Care Equipment & Supplies | 1.1%
Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (#)	1,800	1,845,000
Hologic, Inc., 4.625%, 02/01/28 (#)	2,300	2,156,250
		4,001,250
Health Care Providers & Services | 3.9%
Centene Corp.:
6.125%, 02/15/24	1,750	1,841,875
4.750%, 01/15/25	500	498,750
DaVita, Inc., 5.125%, 07/15/24	2,300	2,219,500
Encompass Health Corp., 5.125%, 03/15/23	1,801	1,805,502
HCA, Inc., 6.500%, 02/15/20	1,600	1,661,200
LifePoint Health, Inc.:
5.500%, 12/01/21	1,400	1,422,750
5.875%, 12/01/23	900	939,375
Molina Healthcare, Inc., 5.375%, 11/15/22	1,700	1,727,625
Tenet Healthcare Corp.:
4.750%, 06/01/20	700	707,875
4.375%, 10/01/21	1,250	1,244,588
		14,069,040
Hotels, Restaurants & Leisure | 8.6%
1011778 BC ULC, 4.625%, 01/15/22 (#)	1,800	1,806,750
Boyd Gaming Corp.:
6.875%, 05/15/23	1,700	1,785,850
6.375%, 04/01/26	750	772,125
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	1,890,000
Cedar Fair LP, 5.375%, 04/15/27	1,800	1,750,500
Cinemark USA, Inc., 4.875%, 06/01/23	1,800	1,770,750
Diamond Resorts International, Inc., 7.750%, 09/01/23 (#)	1,500	1,537,500
GLP Capital LP, 4.875%, 11/01/20	1,500	1,526,250
Golden Nugget, Inc., 6.750%, 10/15/24 (#)	1,622	1,645,324
Hilton Worldwide Finance LLC, 4.625%, 04/01/25	2,315	2,273,330
Description	Principal Amount (000)	Fair Value
International Game Technology PLC, 6.250%, 02/15/22 (#)	$1,450	$1,502,563
KFC Holding Co., 5.250%, 06/01/26 (#)	2,900	2,894,925
MGM Resorts International:
6.625%, 12/15/21	1,000	1,059,500
4.625%, 09/01/26	800	745,760
Scientific Games International, Inc., 5.000%, 10/15/25 (#)	2,000	1,900,000
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	2,150	2,105,925
Station Casinos LLC, 5.000%, 10/01/25 (#)	1,700	1,628,260
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,300	2,222,375
		30,817,687
Household Durables | 0.5%
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,750	1,745,625
Household Products | 1.0%
Energizer Holdings, Inc., 5.500%, 06/15/25 (#)	1,750	1,741,250
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,818,000
		3,559,250
Independent Power & Renewable Electricity Producers | 1.5%
AES Corp., 5.125%, 09/01/27	2,000	2,020,000
Calpine Corp., 6.000%, 01/15/22 (#)	1,500	1,516,125
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,675,625
		5,211,750
IT Services | 1.1%
First Data Corp.:
5.375%, 08/15/23 (#)	1,600	1,624,400
5.000%, 01/15/24 (#)	500	502,875
VeriSign, Inc., 4.625%, 05/01/23	1,800	1,830,888
		3,958,163
Machinery | 3.1%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,694,031
Amsted Industries, Inc., 5.000%, 03/15/22 (#)	1,700	1,704,250
Meritor, Inc., 6.250%, 02/15/24	2,000	2,037,500
Mueller Water Products, Inc., 5.500%, 06/15/26 (#)	2,050	2,060,250

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
SPX FLOW, Inc., 5.625%, 08/15/24 (#)	$1,750	$1,758,558
Terex Corp., 5.625%, 02/01/25 (#)	1,790	1,778,812
		11,033,401
Media | 11.6%
AMC Networks, Inc., 4.750%, 12/15/22	1,500	1,500,000
Cable One, Inc., 5.750%, 06/15/22 (#)	1,750	1,782,813
CBS Radio, Inc., 7.250%, 11/01/24 (#)	1,500	1,441,470
CCO Holdings LLC:
5.250%, 03/15/21	1,950	1,962,187
5.125%, 05/01/27 (#)	500	474,055
Cequel Communications Holdings I LLC, 7.500%, 04/01/28 (#)	1,690	1,770,275
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	1,750	1,785,647
DISH DBS Corp., 5.125%, 05/01/20	1,600	1,614,000
Lamar Media Corp., 5.750%, 02/01/26	2,026	2,100,638
LIN Television Corp., 5.875%, 11/15/22	1,750	1,776,250
Mediacom Broadband LLC, 5.500%, 04/15/21	1,500	1,513,125
Meredith Corp., 6.875%, 02/01/26 (#)	2,000	2,050,000
Outfront Media Capital LLC, 5.250%, 02/15/22	1,500	1,518,750
Sinclair Television Group, Inc., 5.375%, 04/01/21	1,900	1,900,000
Sirius XM Radio, Inc.:
5.375%, 04/15/25 (#)	400	401,500
5.000%, 08/01/27 (#)	2,000	1,924,420
TEGNA, Inc., 6.375%, 10/15/23	1,900	1,961,636
The EW Scripps Co., 5.125%, 05/15/25 (#)	1,800	1,730,250
Tribune Media Co., 5.875%, 07/15/22	1,800	1,838,250
Unitymedia Hessen GmbH & Co. KG, 5.000%, 01/15/25 (#)	1,700	1,726,163
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,300	2,150,500
Videotron, Ltd.:
5.000%, 07/15/22	1,808	1,857,720
5.125%, 04/15/27 (#)	500	490,650
Description	Principal Amount (000)	Fair Value
Virgin Media Secured Finance PLC, 5.250%, 01/15/26 (#)	$2,400	$2,346,696
WMG Acquisition Corp., 4.875%, 11/01/24 (#)	1,850	1,803,750
		41,420,745
Metals & Mining | 3.6%
Alcoa Nederland Holding BV, 6.750%, 09/30/24 (#)	2,300	2,432,250
Anglo American Capital PLC, 4.875%, 05/14/25 (#)	1,900	1,903,124
ArcelorMittal, 5.500%, 03/01/21	1,400	1,443,750
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,700	2,619,000
Glencore Funding LLC, 4.625%, 04/29/24 (#)	2,000	2,012,260
Steel Dynamics, Inc.:
4.125%, 09/15/25	500	478,850
5.000%, 12/15/26	1,800	1,791,000
		12,680,234
Multiline Retail | 0.4%
J.C. Penney Corp., Inc., 5.875%, 07/01/23 (#)	1,800	1,584,000
Oil, Gas & Consumable Fuels | 10.9%
Andeavor Logistics LP, 4.250%, 12/01/27	1,500	1,464,820
Antero Resources Corp., 5.125%, 12/01/22	1,850	1,873,125
Cenovus Energy, Inc., 3.800%, 09/15/23	2,500	2,446,888
Cheniere Energy Partners L.P., 5.250%, 10/01/25	1,250	1,250,000
Continental Resources, Inc., 4.500%, 04/15/23	2,500	2,543,410
Diamondback Energy, Inc., 4.750%, 11/01/24	1,800	1,802,250
Energy Transfer Equity LP:
7.500%, 10/15/20	1,250	1,338,437
5.875%, 01/15/24	750	789,375
Gulfport Energy Corp., 6.000%, 10/15/24	1,700	1,657,500
Holly Energy Partners LP, 6.000%, 08/01/24 (#)	2,340	2,392,650
Murphy Oil Corp., 6.875%, 08/15/24	1,500	1,587,707
Newfield Exploration Co., 5.625%, 07/01/24	1,900	2,002,125
ONEOK Partners LP, 5.000%, 09/15/23	2,000	2,083,966

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Parsley Energy LLC, 5.625%, 10/15/27 (#)	$2,000	$2,005,000
PBF Holding Co. LLC, 7.000%, 11/15/23	1,400	1,456,000
Range Resources Corp., 5.000%, 08/15/22	1,700	1,683,000
Southwestern Energy Co., 6.200%, 01/23/25	1,800	1,785,375
Sunoco LP, 5.500%, 02/15/26 (#)	2,000	1,932,000
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,260,937
Targa Resources Partners LP, 5.250%, 05/01/23	1,800	1,820,250
Whiting Petroleum Corp.:
5.750%, 03/15/21	900	921,375
6.625%, 01/15/26	1,000	1,040,000
WPX Energy, Inc.:
6.000%, 01/15/22	900	932,625
5.750%, 06/01/26	1,000	1,012,500
		39,081,315
Personal Products | 0.4%
First Quality Finance Co., Inc., 4.625%, 05/15/21 (#)	1,500	1,498,125
Pharmaceuticals | 0.9%
Endo Finance LLC, 5.750%, 01/15/22 (#)	1,600	1,494,000
Mallinckrodt International Finance SA, 5.750%, 08/01/22 (#)	1,700	1,568,250
		3,062,250
Professional Services | 1.0%
IHS Markit, Ltd., 5.000%, 11/01/22 (#)	1,750	1,801,800
Nielsen Finance LLC, 5.000%, 04/15/22 (#)	1,800	1,756,782
		3,558,582
Road & Rail | 0.4%
The Hertz Corp., 5.500%, 10/15/24 (#)	1,800	1,494,000
Semiconductors & Semiconductor Equipment | 0.3%
Qorvo, Inc., 5.500%, 07/15/26 (#)	1,000	1,015,130
Software | 1.6%
j2 Cloud Services LLC, 6.000%, 07/15/25 (#)	1,800	1,847,250
Nuance Communications, Inc.:
5.375%, 08/15/20 (#)	392	393,176
5.625%, 12/15/26	1,500	1,507,410
Description	Principal Amount (000)	Fair Value
Rackspace Hosting, Inc., 8.625%, 11/15/24 (#)	$2,000	$1,947,500
		5,695,336
Specialty Retail | 1.0%
Group 1 Automotive, Inc., 5.000%, 06/01/22	1,912	1,902,440
Penske Automotive Group, Inc., 5.500%, 05/15/26	1,800	1,749,960
		3,652,400
Technology Hardware, Storage & Peripherals | 2.0%
Dell International LLC, 7.125%, 06/15/24 (#)	1,775	1,906,527
NCR Corp., 4.625%, 02/15/21	1,568	1,552,320
Seagate HDD Cayman, 4.750%, 01/01/25	1,900	1,820,412
Western Digital Corp., 4.750%, 02/15/26	2,000	1,934,150
		7,213,409
Textiles, Apparel & Luxury Goods | 0.5%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,700,781
Trading Companies & Distributors | 1.7%
Aircastle, Ltd., 5.125%, 03/15/21	1,500	1,539,581
United Rentals North America, Inc.:
4.625%, 07/15/23	1,100	1,108,250
5.750%, 11/15/24	1,650	1,694,550
WESCO Distribution, Inc., 5.375%, 12/15/21	1,600	1,617,552
		5,959,933
Wireless Telecommunication Services | 1.7%
Inmarsat Finance PLC, 4.875%, 05/15/22 (#)	1,750	1,741,250
Sprint Capital Corp., 6.900%, 05/01/19	1,475	1,498,969
Sprint Corp., 7.125%, 06/15/24	500	519,375
T-Mobile USA, Inc., 6.500%, 01/15/26	2,300	2,409,710
		6,169,304
Total Corporate Bonds (Cost $340,088,118)		336,417,508

Description	Shares	Fair Value
Lazard US Corporate Income Portfolio (concluded)
Short-Term Investments | 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $5,847,714)	5,847,714	$5,847,714
Total Investments | 98.6% (Cost $355,940,827)		$352,308,482
Cash and Other Assets in Excess of Liabilities | 1.4%		5,018,909
Net Assets | 100.0%		$357,327,391

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 4.4%
Automobiles | 4.4%
GM Financial Automobile Leasing Trust:
2.610%, 01/20/21	$2,150	$2,137,367
3.180%, 06/21/21	1,000	999,569
World Omni Automobile Lease Securitization Trust:
3.190%, 12/15/21	1,125	1,124,910
2.830%, 07/15/21	750	746,649
Total Asset-Backed Securities (Cost $5,024,730)		5,008,495
Corporate Bonds | 34.7%
Banks | 14.7%
Bank of America Corp., 7.625%, 06/01/19	4,160	4,288,472
Citigroup, Inc.:
2.050%, 06/07/19	553	550,285
2.450%, 01/10/20	1,425	1,412,754
2.400%, 02/18/20	2,640	2,614,181
JPMorgan Chase & Co., 6.300%, 04/23/19	4,272	4,356,635
Wells Fargo & Co., 2.600%, 07/22/20	3,425	3,388,318
		16,610,645
Biotechnology | 2.1%
Amgen, Inc., 5.700%, 02/01/19	2,328	2,352,527
Capital Markets | 4.1%
Morgan Stanley, 5.500%, 01/26/20	4,200	4,325,409
The Goldman Sachs Group, Inc., 5.375%, 03/15/20	255	262,875
		4,588,284
Electronic Equipment, Instruments & Components | 2.1%
Amphenol Corp.:
2.550%, 01/30/19	1,825	1,824,009
2.200%, 04/01/20	605	594,347
		2,418,356
Food & Staples Retailing | 2.1%
The Kroger Co., 2.300%, 01/15/19	2,395	2,392,029
Internet & Direct Marketing Retail | 1.0%
eBay, Inc., 3.250%, 10/15/20	1,129	1,124,618
IT Services | 2.2%
Fiserv, Inc., 2.700%, 06/01/20	2,510	2,487,823
Description	Principal Amount (000)	Fair Value
Media | 2.0%
21st Century Fox America, Inc., 6.900%, 03/01/19	$2,197	$2,233,770
Oil, Gas & Consumable Fuels | 4.4%
Enterprise Products Operating LLC, 2.550%, 10/15/19	2,525	2,515,018
Valero Energy Corp., 6.125%, 02/01/20	2,375	2,463,730
		4,978,748
Total Corporate Bonds (Cost $39,458,583)		39,186,800
US Government Securities | 9.8%
Mortgage-Backed Securities | 9.8%
Federal Home Loan Mortgage Corp.:
Pool# 848138, 3.951%, 07/01/38 (§)	566	596,491
Pool# 848514, 4.084%, 03/01/32 (§)	1,291	1,359,884
Pool# 848517, 3.937%, 12/01/34 (§)	755	793,372
Pool# 849414, 4.135%, 07/01/35 (§)	961	1,008,632
Pool# G13867, 5.000%, 06/01/25	234	242,692
Federal National Mortgage Association:
Pool# 725296, 3.547%, 03/01/34 (§)	495	516,608
Pool# 995609, 4.129%, 04/01/35 (§)	529	555,286
Pool# AD0701, 4.042%, 02/01/37 (§)	592	616,926
Pool# AE0149, 3.824%, 12/01/36 (§)	518	544,692
Pool# AE0315, 4.500%, 02/01/21	11	10,755
Pool# AL0345, 4.151%, 11/01/35 (§)	409	428,407
Pool# AL3739, 4.065%, 07/01/38 (§)	165	173,458
Pool# AL3746, 3.987%, 01/01/37 (§)	635	667,274
Pool# AL3941, 6.000%, 03/01/24	152	156,249
Pool# AL4118, 3.470%, 05/01/35 (§)	402	420,693
Pool# AL4545, 3.909%, 05/01/39 (§)	421	440,792
Pool# AL4660, 3.856%, 11/01/41 (§)	510	533,432
Pool# AL5574, 4.015%, 12/01/40 (§)	870	913,693
Pool# AL5642, 4.079%, 05/01/39 (§)	1,046	1,099,191
Total US Government Securities (Cost $11,123,774)		11,078,527
US Treasury Securities | 46.4%
US Treasury Notes:
1.625%, 06/30/19	3,205	3,183,968
1.625%, 07/31/19	5,450	5,406,571
1.500%, 10/31/19	19,595	19,349,297
1.625%, 12/31/19	20,970	20,690,673
1.625%, 07/31/20	3,745	3,666,004
Total US Treasury Securities (Cost $52,353,067)		52,296,513

Description	Shares	Fair Value
Lazard US Short Duration Fixed Income Portfolio (concluded)
Short-Term Investments | 4.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $5,088,186)	5,088,186	$5,088,186
Total Investments | 99.8% (Cost $113,048,340)		$112,658,521
Cash and Other Assets in Excess of Liabilities | 0.2%		179,677
Net Assets | 100.0%		$112,838,198

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 29.2%
Australia | 0.9%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	70	$51,901
Belgium | 1.3%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	USD	75	73,925
Germany | 2.3%
BMW Finance NV, 0.875%, 08/16/22	GBP	45	56,387
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20	USD	75	75,678
			132,065
Netherlands | 0.6%
BNG Bank NV, 5.000%, 09/16/20	NZD	45	31,275
Spain | 2.0%
Iberdrola International BV, 1.125%, 04/21/26	EUR	100	115,008
Switzerland | 0.6%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	35	34,861
United States | 21.5%
Amazon.com, Inc., 3.800%, 12/05/24	USD	60	61,186
Apple, Inc., 3.850%, 05/04/43	USD	102	98,027
Bank of America Corp., 3.499%, 05/17/22 (§)	USD	60	59,963
Caterpillar Financial Services Corp., 2.550%, 11/29/22	USD	40	38,813
Citigroup, Inc., 3.516% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	90	66,028
Constellation Brands, Inc., 4.250%, 05/01/23	USD	55	55,719
HCA, Inc.:
6.500%, 02/15/20	USD	15	15,574
5.000%, 03/15/24	USD	30	30,750
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	70	53,378
Johnson & Johnson, 3.625%, 03/03/37	USD	70	67,271
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	80	82,499
Microsoft Corp., 4.450%, 11/03/45	USD	92	98,361
Description	Security Currency	Principal Amount (000)	Fair Value
Morgan Stanley, 3.625%, 01/20/27	USD	75	$71,975
Nestle Holdings, Inc., 2.750%, 04/15/20	NOK	340	42,649
NIKE, Inc., 2.375%, 11/01/26	USD	75	68,089
Sealed Air Corp., 4.875%, 12/01/22	USD	30	30,300
Starbucks Corp., 3.100%, 03/01/23	USD	37	36,438
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	45	30,661
3.625%, 01/22/23	USD	55	54,782
The Home Depot, Inc., 3.750%, 02/15/24	USD	55	56,045
United Parcel Service, Inc., 2.350%, 05/16/22	USD	37	35,747
United Rentals North America, Inc., 4.625%, 07/15/23	USD	30	30,225
Wells Fargo & Co., 3.285% (BBSW 3 Month + 1.320%), 07/27/21 (§)	AUD	45	32,862
			1,217,342
Total Corporate Bonds (Cost $1,712,368)			1,656,377
Foreign Government Obligations | 43.9%
Australia | 3.1%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	74	57,971
3.000%, 03/22/24	AUD	79	58,024
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	72	60,284
			176,279
Bahamas | 2.2%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	118	125,817
Bermuda | 1.8%
Government of Bermuda, 5.603%, 07/20/20	USD	100	103,373
Canada | 3.7%
City of Vancouver, 2.900%, 11/20/25	CAD	50	38,355
Province of British Columbia, 4.700%, 06/18/37	CAD	70	66,193
Province of Ontario, 2.450%, 06/29/22	USD	65	63,114
Province of Quebec, 1.650%, 03/03/22	CAD	60	45,166
			212,828

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Cayman Islands | 1.8%
Cayman Islands Government Bonds, 5.950%, 11/24/19	USD	100	$102,000
Chile | 2.9%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	75,000	113,869
5.000%, 03/01/35	CLP	35,000	53,090
			166,959
Croatia | 1.9%
Croatia Government International Bonds, 6.625%, 07/14/20	USD	100	105,125
Czech Republic | 2.0%
Czech Republic, 2.500%, 08/25/28	CZK	2,470	114,574
France | 2.2%
Government of France, 1.750%, 06/25/39	EUR	102	125,738
Hungary | 1.0%
Hungary Government Bonds, 3.000%, 10/27/27	HUF	16,590	56,895
Mexico | 3.6%
Mexican Bonos, 6.500%, 06/09/22	MXN	2,220	113,806
United Mexican States, 6.750%, 02/06/24	GBP	58	90,425
			204,231
New Zealand | 2.2%
New Zealand Government Bonds:
6.000%, 05/15/21	NZD	75	54,416
4.500%, 04/15/27	NZD	95	68,434
			122,850
Norway | 2.3%
Oslo Kommune, 3.550%, 02/12/21	NOK	1,000	128,091
Philippines | 1.7%
Philippine Government Bonds, 4.250%, 04/11/20	PHP	5,460	98,060
Poland | 2.3%
Poland Government Bonds, 2.500%, 07/25/26	PLN	495	128,518
Romania | 3.3%
Romanian Government Bonds:
4.750%, 02/24/25	RON	505	127,739
2.375%, 04/19/27	EUR	50	58,488
			186,227
Description	Security Currency	Principal Amount (000)	Fair Value
Singapore | 2.7%
Singapore Government Bonds, 3.000%, 09/01/24	SGD	200	$151,567
Spain | 1.2%
Spain Government Bonds, 1.600%, 04/30/25	EUR	55	66,726
United Kingdom | 2.0%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	47	59,917
1.500%, 07/22/47	GBP	46	54,440
			114,357
Total Foreign Government Obligations (Cost $2,621,340)			2,490,215
Quasi Government Bonds | 1.0%
Canada | 1.0%
Export Development Canada, 1.800%, 09/01/22 (Cost $56,489)	CAD	75	56,518
Supranational Bonds | 12.4%
African Development Bank, 2.375%, 09/23/21	USD	75	73,415
Asian Development Bank:
1.000%, 12/15/22	GBP	45	57,843
2.125%, 03/19/25	USD	67	62,935
European Bank for Reconstruction & Development:
10.000%, 11/16/18	IDR	300,000	20,112
7.375%, 04/15/19	IDR	310,000	20,545
European Investment Bank:
7.200%, 07/09/19	IDR	170,000	11,165
1.125%, 09/16/21 (#)	CAD	75	55,777
International Bank for Reconstruction & Development:
5.750%, 10/28/19	INR	1,500	20,143
3.500%, 01/22/21	NZD	40	27,217
2.500%, 08/03/23	CAD	115	88,203
International Finance Corp.:
6.450%, 10/30/18	INR	7,060	97,247
3.625%, 05/20/20	NZD	70	47,478
5.850%, 11/25/22	INR	300	3,885
2.125%, 04/07/26	USD	125	116,485
Total Supranational Bonds (Cost $742,201)			702,450
US Municipal Bonds | 1.8%
California | 1.8%
California State Build America Bonds, 7.500%, 04/01/34	USD	50	69,136

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
State of California, 4.500%, 04/01/33	USD	30	$31,189
Total US Municipal Bonds (Cost $105,155)			100,325
US Treasury Securities | 9.9%
Treasury Inflation Protected Security, 0.125%, 04/15/20	USD	59	58,419
US Treasury Notes:
1.750%, 10/31/20	USD	55	53,799
2.125%, 05/15/25	USD	180	170,480
2.875%, 08/15/28	USD	116	114,242
3.125%, 11/15/41	USD	168	166,300
Total US Treasury Securities (Cost $573,500)			563,240

Description	Shares	Fair Value
Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $103,851)	103,851	$103,851
Total Investments | 100.0% (Cost $5,914,904) (»)		$5,672,976
Liabilities in Excess of Cash and Other Assets | 0.0%		(1,786)
Net Assets | 100.0%		$5,671,190

Lazard Global Fixed Income Portfolio (concluded)

Forward Currency Contracts open at September 30, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	38,975	USD	28,400	HSB	11/21/18	$—	$218
AUD	71,573	USD	52,360	HSB	11/21/18	—	606
CAD	33,281	USD	25,600	HSB	11/21/18	192	—
CHF	39,121	USD	39,700	HSB	11/21/18	341	—
EUR	30,784	USD	36,400	CIT	11/21/18	—	518
EUR	38,965	USD	46,000	CIT	11/21/18	—	582
EUR	836	USD	976	HSB	11/21/18	—	2
EUR	26,046	USD	30,600	HSB	11/21/18	—	241
EUR	924,793	USD	1,079,640	HSB	11/21/18	—	1,702
GBP	14,689	USD	19,000	HSB	11/21/18	188	—
GBP	18,937	USD	24,313	HSB	11/21/18	424	—
JPY	5,891,762	USD	54,000	CIT	11/21/18	—	1,957
JPY	40,679,682	USD	370,741	CIT	11/21/18	—	11,413
JPY	79,583,350	USD	725,282	HSB	11/21/18	—	22,313
MXN	525,188	USD	27,160	CIT	11/21/18	686	—
NZD	10,294	USD	6,900	HSB	11/21/18	—	75
PLN	226,415	USD	60,834	HSB	11/21/18	644	—
USD	126,726	AUD	173,278	CIT	11/21/18	1,430	—
USD	183,321	AUD	250,589	HSB	11/21/18	2,121	—
USD	58,222	CAD	75,891	CIT	11/21/18	—	594
USD	134,526	CAD	175,492	HSB	11/21/18	—	1,481
USD	20,505	CAD	26,746	JPM	11/21/18	—	224
USD	7,675	CLP	5,151,460	CIT	11/05/18	—	163
USD	49,521	CLP	31,876,668	CIT	11/05/18	1,023	—
USD	115,777	CLP	74,056,488	CIT	11/05/18	3,106	—
USD	46,523	CZK	1,030,335	HSB	11/29/18	1	—
USD	22,066	CZK	489,394	JPM	11/29/18	—	31
USD	42,220	CZK	932,420	JPM	11/29/18	119	—
USD	83,772	EUR	71,757	HSB	11/21/18	132	—
USD	53,806	GBP	41,909	HSB	11/21/18	—	939
USD	53,304	HUF	14,746,967	JPM	11/21/18	158	—
USD	40,128	IDR	583,496,437	HSB	11/01/18	1,109	—
USD	123,691	INR	8,938,501	CIT	10/30/18	801	—
USD	41,500	JPY	4,697,136	HSB	11/21/18	10	—
USD	98,941	MXN	1,909,626	HSB	11/21/18	—	2,310
USD	21,106	MXN	408,092	JPM	11/21/18	—	531
USD	166,170	NOK	1,394,054	HSB	11/21/18	—	5,456
USD	208,216	NZD	311,996	HSB	11/21/18	1,349	—
USD	102,022	PHP	5,488,806	HSB	10/05/18	458	—
USD	178,615	PLN	664,784	HSB	11/21/18	—	1,890
USD	130,659	RON	519,907	HSB	10/26/18	1,032	—
USD	19,354	SGD	26,418	HSB	11/21/18	9	—
USD	130,291	SGD	177,854	JPM	11/21/18	51	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$15,384	$53,246

Description	Shares	Fair Value
Lazard US Realty Equity Portfolio
Common Stocks | 3.1%
Hotels, Restaurants & Leisure | 3.1%
Hilton Worldwide Holdings, Inc.	8,990	$726,212
Marriott International, Inc., Class A	11,908	1,572,214
Total Common Stocks (Cost $2,278,490)		2,298,426
Real Estate Investment Trusts | 96.0%
Equity Real Estate Investment Trusts | 96.0%
Alexandria Real Estate Equities, Inc.	20,211	2,542,342
American Homes 4 Rent, Class A	138,829	3,038,967
American Tower Corp.	25,562	3,714,159
Americold Realty Trust	75,212	1,881,804
Apartment Investment & Management Co., Class A	17,324	764,508
AvalonBay Communities, Inc.	15,920	2,883,908
Boston Properties, Inc.	31,248	3,846,316
CoreSite Realty Corp.	16,183	1,798,579
Corporate Office Properties Trust	25,468	759,711
Equinix, Inc.	10,589	4,583,872
Equity LifeStyle Properties, Inc.	30,957	2,985,803
Essential Properties Realty Trust, Inc.	115,043	1,632,460
Essex Property Trust, Inc.	15,380	3,794,400
Extra Space Storage, Inc.	28,610	2,478,771
Federal Realty Investment Trust	10,039	1,269,632
Healthcare Realty Trust, Inc.	10,435	305,328
Hudson Pacific Properties, Inc.	56,011	1,832,680
Invitation Homes, Inc.	66,308	1,519,116
Mid-America Apartment Communities, Inc.	7,373	738,627
Park Hotels & Resorts, Inc.	57,584	1,889,907
Prologis, Inc.	81,375	5,516,411
Public Storage	13,864	2,795,398
Retail Opportunity Investments Corp.	57,475	1,073,058
RLJ Lodging Trust	32,410	713,992
Simon Property Group, Inc.	36,323	6,420,090
Sun Communities, Inc.	17,608	1,787,916
Sunstone Hotel Investors, Inc.	87,560	1,432,482
The Macerich Co.	38,490	2,128,112
Vornado Realty Trust	22,550	1,646,150
Weyerhaeuser Co.	58,634	1,892,119
Total Real Estate Investment Trusts (Cost $62,868,494)		69,666,618
Short-Term Investments | 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $427,777)	427,777	427,777
Description	Fair Value
Total Investments | 99.7% (Cost $65,574,761)	$72,392,821
Cash and Other Assets in Excess of Liabilities | 0.3%	184,028
Net Assets | 100.0%	$72,576,849

Description	Shares	Fair Value
Lazard Global Realty Equity Portfolio
Common Stocks | 32.8%
Canada | 2.1%
Tricon Capital Group, Inc.	12,171	$102,520
China | 5.5%
China Tower Corp., Ltd., Class H	388,000	56,502
China Vanke Co., Ltd., Class H	22,000	71,899
SOHO China, Ltd.	212,500	82,493
Times China Holdings, Ltd.	55,000	58,127
		269,021
France | 1.9%
Unibail-Rodamco-Westfield	462	92,796
Germany | 3.4%
ADO Properties SA	2,774	166,117
Hong Kong | 4.5%
Sun Hung Kai Properties, Ltd.	8,500	123,815
Wharf Real Estate Investment Co., Ltd.	15,200	98,078
		221,893
India | 1.5%
Oberoi Realty, Ltd.	12,707	71,199
Japan | 5.4%
Mitsubishi Estate Co., Ltd.	5,993	101,926
Mitsui Fudosan Co., Ltd.	6,849	162,128
		264,054
Mexico | 1.8%
Corp Inmobiliaria Vesta SAB de CV	56,533	87,153
Philippines | 1.7%
Megaworld Corp.	1,050,000	85,525
Singapore | 1.0%
Ascendas India Trust	60,746	48,433
United Arab Emirates | 1.7%
Emaar Properties PJSC	63,150	85,147
United Kingdom | 1.0%
Grainger PLC	11,973	46,798
United States | 1.3%
Marriott International, Inc., Class A	476	62,846
Total Common Stocks (Cost $1,747,004)		1,603,502
Real Estate Investment Trusts | 66.1%
Australia | 2.7%
Goodman Group	17,515	131,566
France | 1.2%
Gecina SA	364	60,778
Description	Shares	Fair Value
Germany | 1.0%
alstria office REIT-AG	3,268	$48,491
Hong Kong | 2.4%
Link Real Estate Investment Trust	12,019	118,254
Italy | 1.6%
COIMA RES SpA	8,431	78,115
Japan | 4.3%
GLP J-Reit	115	111,750
Nippon Prologis REIT, Inc.	49	96,994
		208,744
Singapore | 2.5%
CapitaLand Mall Trust	31,451	51,213
Mapletree North Asia Commercial Trust	88,000	73,382
		124,595
Spain | 1.0%
Merlin Properties Socimi SA	3,501	47,463
United Kingdom | 5.0%
Derwent London PLC	1,874	69,751
Great Portland Estates PLC	9,201	80,237
Segro PLC	11,345	94,256
		244,244
United States | 44.4%
Alexandria Real Estate Equities, Inc.	885	111,324
American Homes 4 Rent, Class A	5,021	109,910
American Tower Corp.	1,133	164,625
Americold Realty Trust	4,574	114,441
AvalonBay Communities, Inc.	308	55,794
Boston Properties, Inc.	907	111,643
CoreSite Realty Corp.	715	79,465
Equinix, Inc.	374	161,901
Equity Lifestyle Properties, Inc.	1,146	110,532
Essential Properties Realty Trust, Inc.	3,700	52,503
Essex Property Trust, Inc.	475	117,187
Extra Space Storage, Inc.	568	49,212
Federal Realty Investment Trust	422	53,370
Hudson Pacific Properties, Inc.	2,917	95,444
Prologis, Inc.	2,489	168,729
Public Storage	487	98,194
Simon Property Group, Inc.	1,420	250,985
Sun Communities, Inc.	500	50,770
The Macerich Co.	2,206	121,970
Weyerhaeuser Co.	2,822	91,066
		2,169,065
Total Real Estate Investment Trusts (Cost $3,053,579)		3,231,315

Description	Shares	Fair Value
Lazard Global Realty Equity Portfolio (concluded)
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $64,621)	64,621	$64,621
Total Investments | 100.2% (Cost $4,865,204)		$4,899,438
Liabilities in Excess of Cash and Other Assets | (0.2)%		(9,786)
Net Assets | 100.0%		$4,889,652

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 90.9%
Australia | 8.7%
Atlas Arteria, Ltd.	16,435,137	$82,841,341
AusNet Services	21,641,684	25,484,290
Spark Infrastructure Group	67,622,901	109,257,814
Transurban Group	32,431,519	262,181,166
		479,764,611
Canada | 0.5%
ATCO, Ltd., Class I	958,400	28,010,374
France | 8.9%
Eutelsat Communications SA	9,871,601	233,120,359
Vinci SA	2,690,331	255,932,308
		489,052,667
Germany | 3.4%
Fraport AG	2,104,559	185,950,291
Italy | 22.4%
ASTM SpA	1,305,619	28,194,369
Atlantia SpA	16,190,540	335,259,423
Hera SpA	8,474,265	26,388,331
Italgas SpA	29,006,128	157,249,202
Snam SpA	59,735,262	248,380,977
Societa Iniziative Autostradali e Servizi SpA	1,789,801	26,415,562
Terna SpA	76,498,286	407,717,091
		1,229,604,955
Luxembourg | 5.1%
SES SA	12,761,554	279,922,580
Portugal | 1.1%
REN - Redes Energeticas Nacionais SGPS SA	20,694,113	58,358,168
Spain | 4.7%
Red Electrica Corporacion SA	12,363,000	258,378,976
Switzerland | 0.2%
Flughafen Zuerich AG	43,092	8,711,016
United Kingdom | 16.8%
National Grid PLC	25,384,298	261,747,301
Pennon Group PLC	17,678,748	164,220,177
Severn Trent PLC	10,036,548	241,704,396
United Utilities Group PLC	27,898,242	255,821,022
		923,492,896
United States | 19.1%
American Electric Power Co., Inc.	3,161,883	224,114,267
Consolidated Edison, Inc.	560,043	42,669,676
CSX Corp.	1,400,000	103,670,000
Edison International	3,912,809	264,818,913
Description	Shares	Fair Value
Norfolk Southern Corp.	592,237	$106,898,779
PG&E Corp.	6,650,649	305,996,360
		1,048,167,995
Total Common Stocks (Cost $4,951,074,685)		4,989,414,529
Short-Term Investments | 9.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $493,969,295)	493,969,295	493,969,295
Total Investments | 99.9% (Cost $5,445,043,980) (»)		$5,483,383,824
Cash and Other Assets in Excess of Liabilities | 0.1%		3,266,655
Net Assets | 100.0%		$5,486,650,479

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	81,288,547	AUD	111,775,092	BNP	12/28/18	$436,548	$—
USD	74,951,665	AUD	103,062,752	CIT	12/28/18	401,696	—
USD	43,784,376	AUD	60,189,011	HSB	12/28/18	246,931	—
USD	85,351,172	AUD	117,343,780	RBC	12/28/18	471,087	—
USD	76,930,961	AUD	105,770,288	SCB	12/28/18	422,509	—
USD	89,555,990	AUD	123,143,335	SSB	12/28/18	480,824	—
USD	11,339,064	CAD	14,629,831	HSB	12/28/18	—	9,294
USD	12,818,298	CAD	16,539,193	SCB	12/28/18	—	11,153
USD	400,872,620	EUR	337,108,256	BNP	12/28/18	6,535,003	—
USD	351,533,245	EUR	295,444,570	CAN	12/28/18	5,932,371	—
USD	356,363,093	EUR	299,603,256	CIT	12/28/18	5,897,532	—
USD	428,031,214	EUR	359,950,228	HSB	12/28/18	6,973,846	—
USD	432,772,701	EUR	363,977,344	MEL	12/28/18	7,004,552	—
USD	241,061,757	EUR	202,665,722	RBC	12/28/18	3,990,381	—
USD	398,644,481	EUR	335,079,836	SSB	12/28/18	6,679,640	—
USD	126,735,932	GBP	96,102,566	BNP	12/28/18	933,542	—
USD	176,532,937	GBP	133,833,393	CAN	12/28/18	1,339,273	—
USD	142,769,486	GBP	108,253,423	CIT	12/28/18	1,061,102	—
USD	128,997,036	GBP	97,794,299	HSB	12/28/18	980,096	—
USD	220,434,927	GBP	167,077,164	RBC	12/28/18	1,723,739	—
USD	139,236,062	GBP	105,561,036	SSB	12/28/18	1,052,129	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$52,562,801	$20,447

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (•)
Common Stocks | 60.8%
Australia | 3.8%
AGL Energy, Ltd.	787	$11,116
Atlas Arteria, Ltd.	14,740	74,297
AusNet Services	47,401	55,817
BHP Billiton PLC	1,375	29,881
BlueScope Steel, Ltd.	2,238	27,387
CSL, Ltd.	477	68,971
Fortescue Metals Group, Ltd.	7,863	22,283
Goodman Group REIT	11,110	83,454
IDP Education, Ltd.	1,481	11,038
Transurban Group	17,933	144,973
Wesfarmers, Ltd.	2,101	75,688
Western Areas, Ltd.	10,016	19,143
Woolworths Group, Ltd.	2,324	47,045
		671,093
Canada | 5.5%
Agnico Eagle Mines, Ltd.	647	22,127
Alimentation Couche-Tard, Inc., Class B	1,072	53,623
Atco, Ltd., Class I	500	14,613
Bank of Montreal	792	65,327
BCE, Inc.	1,467	59,434
BRP, Inc.	848	39,779
Canadian National Railway Co.	462	41,455
Capital Power Corp.	466	10,286
CI Financial Corp.	3,299	52,385
Dollarama, Inc.	550	17,326
Great-West Lifeco, Inc.	485	11,768
Kirkland Lake Gold, Ltd.	1,012	19,180
Lundin Mining Corp.	2,982	15,791
Magna International, Inc.	544	28,576
Martinrea International, Inc.	1,158	11,825
Metro, Inc.	578	17,980
National Bank of Canada	237	11,837
Northland Power, Inc.	2,612	43,882
Rogers Communications, Inc., Class B	449	23,092
Royal Bank of Canada	1,395	111,825
Suncor Energy, Inc.	981	37,960
TELUS Corp.	479	17,656
The Bank of Nova Scotia	382	22,769
The Toronto-Dominion Bank	1,617	98,261
TMX Group, Ltd.	412	27,652
TransAlta Corp.	3,685	20,741
Tricon Capital Group, Inc.	8,055	67,850
		965,000
Description	Shares	Fair Value
China | 0.8%
China Tower Corp., Ltd., Class H	208,000	$30,290
China Vanke Co., Ltd., Class H	18,200	59,480
SOHO China, Ltd.	147,500	57,259
		147,029
Denmark | 0.3%
Danske Bank A/S	513	13,459
DFDS A/S	275	13,605
Novo Nordisk A/S, Class B	243	11,439
Scandinavian Tobacco Group A/S	682	10,459
		48,962
Faeroe Islands | 0.1%
Bakkafrost P/F	290	17,690
Finland | 0.1%
Cramo Oyj	714	16,106
France | 2.8%
Air Liquide SA	200	26,270
AXA SA	617	16,565
Engie SA	1,756	25,794
Eutelsat Communications SA	5,247	123,909
Gecina SA REIT	308	51,428
L’Oreal SA	234	56,344
Peugeot SA	584	15,710
Unibail-Rodamco-Westfield	259	52,022
Vinci SA	1,392	132,421
		500,463
Germany | 1.5%
ADO Properties SA	1,459	87,370
Allianz SE	81	18,044
Deutsche Lufthansa AG	1,195	29,360
Fraport AG	1,009	89,151
Schaeffler AG (Preference Shares)	1,011	12,889
thyssenkrupp AG	923	23,317
		260,131
Hong Kong | 1.8%
Dairy Farm International Holdings, Ltd.	5,100	45,891
Hong Kong Exchanges & Clearing, Ltd.	400	11,366
Jardine Matheson Holdings, Ltd.	272	17,066
Link Real Estate Investment Trust	9,500	93,470
Sun Hung Kai Properties, Ltd.	5,000	72,833
Wharf Real Estate Investment Co., Ltd.	11,000	70,977
		311,603
Ireland | 0.3%
AerCap Holdings NV (*)	209	12,022
CRH PLC	827	27,036

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
Ryanair Holdings PLC Sponsored ADR (*)	135	$12,965
		52,023
Italy | 3.6%
ASTM SpA	1,057	22,826
Atlantia SpA	5,508	114,055
COIMA RES SpA REIT	5,658	52,422
Ferrari NV	84	11,530
Hera SpA	4,383	13,648
Italgas SpA	23,874	129,427
Poste Italiane SpA	2,046	16,348
Snam SpA	31,845	132,412
Societa Iniziative Autostradali e Servizi SpA	909	13,416
Terna SpA	24,487	130,510
		636,594
Japan | 2.2%
Central Japan Railway Co.	100	20,823
East Japan Railway Co.	200	18,582
GLP J-Reit	76	73,853
KDDI Corp.	800	22,104
Mitsui Fudosan Co., Ltd.	3,500	82,851
MS&AD Insurance Group Holdings, Inc.	800	26,637
NTT DOCOMO, Inc.	1,500	40,336
Shin-Etsu Chemical Co., Ltd.	400	35,432
Sompo Holdings, Inc.	300	12,776
Sumitomo Metal Mining Co., Ltd.	600	21,048
Tokio Marine Holdings, Inc.	300	14,886
West Japan Railway Co.	400	27,889
		397,217
Luxembourg | 1.1%
SES SA	7,379	161,857
Tenaris SA ADR	894	29,967
		191,824
Mexico | 0.5%
Alpek SAB de CV	17,200	28,051
Corp Inmobiliaria Vesta SAB de CV	40,400	62,282
		90,333
Netherlands | 0.4%
Aegon NV	1,899	12,319
Akzo Nobel NV	261	24,403
Intertrust NV	716	13,257
NN Group NV	417	18,576
		68,555
New Zealand | 0.2%
Air New Zealand, Ltd.	10,076	20,634
Description	Shares	Fair Value
Spark New Zealand, Ltd.	6,132	$16,459
		37,093
Norway | 0.1%
Equinor ASA	858	24,186
Philippines | 0.3%
Megaworld Corp.	670,000	54,573
Singapore | 1.7%
Ascendas India Trust	71,300	56,848
CapitaLand Mall Trust REIT	34,400	56,015
DBS Group Holdings, Ltd.	1,659	31,576
Sheng Siong Group, Ltd.	15,200	12,453
Singapore Airlines, Ltd.	6,200	44,162
Singapore Technologies Engineering, Ltd.	4,600	11,974
United Overseas Bank, Ltd.	4,400	86,950
		299,978
Spain | 1.0%
Merlin Properties Socimi SA REIT	3,733	50,607
Red Electrica Corporacion SA	6,384	133,422
		184,029
Sweden | 0.1%
Swedish Match AB	236	12,075
Switzerland | 0.8%
Ferguson PLC	529	44,875
Flughafen Zuerich AG	26	5,256
Roche Holding AG	308	74,530
Swiss Life Holding AG	39	14,767
		139,428
United Arab Emirates | 0.3%
Emaar Properties PJSC	38,243	51,564
United Kingdom | 5.4%
Admiral Group PLC	1,653	44,777
Ashtead Group PLC	523	16,599
Centrica PLC	7,601	15,332
Cineworld Group PLC	4,320	17,755
Derwent London PLC REIT	683	25,421
Electrocomponents PLC	1,302	12,179
Fiat Chrysler Automobiles NV (*)	713	12,503
Great Portland Estates PLC REIT	5,792	50,509
Hargreaves Lansdown PLC	944	27,469
Howden Joinery Group PLC	5,298	32,378
Imperial Brands PLC	1,536	53,420
International Consolidated Airlines Group SA	2,994	25,670
National Grid PLC	16,304	168,117
Pagegroup PLC	1,768	13,166
Pennon Group PLC	9,515	88,386

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
Persimmon PLC	369	$11,364
Segro PLC REIT	7,517	62,453
Severn Trent PLC	4,442	106,974
Unilever NV	552	30,738
United Utilities Group PLC	15,807	144,947
		960,157
United States | 26.1%
Agilent Technologies, Inc.	188	13,262
Alexandria Real Estate Equities, Inc. REIT	498	62,643
American Electric Power Co., Inc.	1,750	124,040
American Homes 4 Rent, Class A REIT	2,453	53,696
American Tower Corp. REIT	603	87,616
Americold Realty Trust REIT	3,629	90,798
Aon PLC	430	66,125
Apple, Inc.	220	49,663
Automatic Data Processing, Inc.	326	49,115
Biogen, Inc. (*)	39	13,779
BorgWarner, Inc.	234	10,011
Boston Properties, Inc. REIT	559	68,807
Bristol-Myers Squibb Co.	301	18,686
Broadridge Financial Solutions, Inc.	103	13,591
Brunswick Corp.	233	15,616
Burlington Stores, Inc. (*)	68	11,079
Campbell Soup Co.	656	24,029
Charles River Laboratories International, Inc. (*)	93	12,512
Cigna Corp.	246	51,229
Cisco Systems, Inc.	321	15,617
Comcast Corp., Class A	1,672	59,205
Conagra Brands, Inc.	333	11,312
Consolidated Edison, Inc.	550	41,904
Copart, Inc. (*)	507	26,126
CoreSite Realty Corp. REIT	490	54,459
Costco Wholesale Corp.	195	45,802
CSX Corp.	1,119	82,862
Deere & Co.	238	35,779
DowDuPont, Inc.	347	22,316
Edison International	2,123	143,685
Eli Lilly & Co.	634	68,035
EOG Resources, Inc.	367	46,818
Equinix, Inc. REIT	199	86,145
Equity Lifestyle Properties, Inc. REIT	586	56,520
Essential Properties Realty Trust, Inc.	2,818	39,987
Essex Property Trust, Inc. REIT	360	88,816
F5 Networks, Inc. (*)	249	49,656
Fortune Brands Home & Security, Inc.	284	14,870
Description	Shares	Fair Value
Halliburton Co.	443	$17,955
HCA Healthcare, Inc.	79	10,990
Honeywell International, Inc.	214	35,610
Hudson Pacific Properties, Inc.	1,927	63,051
Humana, Inc.	103	34,868
Intel Corp.	1,397	66,064
IQVIA Holdings, Inc. (*)	148	19,202
Johnson & Johnson	722	99,759
JPMorgan Chase & Co.	298	33,626
Kansas City Southern	450	50,976
Kimberly-Clark Corp.	436	49,547
Lockheed Martin Corp.	255	88,220
Lowe’s Cos., Inc.	126	14,467
Marathon Petroleum Corp.	230	18,393
Marriott International, Inc., Class A	738	97,438
Marsh & McLennan Cos., Inc.	306	25,312
Martin Marietta Materials, Inc.	151	27,474
MasterCard, Inc., Class A	448	99,729
Mettler-Toledo International, Inc. (*)	74	45,064
Motorola Solutions, Inc.	76	9,891
National Storage Affiliates Trust REIT	2,199	55,943
Newmont Mining Corp.	842	25,428
NIKE, Inc., Class B	418	35,413
Norfolk Southern Corp.	439	79,239
Northrop Grumman Corp.	179	56,809
Occidental Petroleum Corp.	482	39,606
Olin Corp.	1,013	26,014
Owens Corning	340	18,452
Palo Alto Networks, Inc. (*)	120	27,031
Paychex, Inc.	667	49,125
Pfizer, Inc.	280	12,340
PG&E Corp. (*)	3,164	145,576
Prologis, Inc.	1,329	90,093
Quest Diagnostics, Inc.	97	10,467
Raytheon Co.	200	41,332
Republic Services, Inc.	1,312	95,330
Ross Stores, Inc.	142	14,072
Simon Property Group, Inc. REIT	428	75,649
Skyworks Solutions, Inc.	194	17,598
Synovus Financial Corp.	231	10,577
Sysco Corp.	1,340	98,155
Teradyne, Inc.	315	11,649
Texas Instruments, Inc.	204	21,887
The Allstate Corp.	389	38,394
The Boeing Co.	262	97,438
The Hershey Co.	123	12,546
The Home Depot, Inc.	83	17,193

Description		Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
The Macerich Co. REIT		1,399	$77,351
The Procter & Gamble Co.		1,168	97,213
The TJX Cos., Inc.		363	40,663
The Travelers Cos., Inc.		86	11,155
Thermo Fisher Scientific, Inc.		293	71,515
UnitedHealth Group, Inc.		116	30,861
Viavi Solutions, Inc. (*)		1,951	22,124
Visa, Inc., Class A		370	55,533
Vulcan Materials Co.		234	26,021
Walmart, Inc.		113	10,612
Waste Management, Inc.		607	54,848
Waters Corp. (*)		128	24,919
Westlake Chemical Corp.		371	30,834
Weyerhaeuser Co. REIT		2,619	84,515
WW Grainger, Inc.		46	16,441
Zoetis, Inc.		129	11,811
			4,623,619
Total Common Stocks (Cost $10,304,734)			10,761,325
Exchange-Traded Funds | 1.2%
SPDR Gold Shares (*), (∆) (Cost $211,332)		1,807	203,757

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 8.2%
Australia | 0.3%
Australia Government Bonds, 3.000%, 09/20/25	AUD	46	$46,719
Canada | 0.4%
Canadian Government Real Return Bonds, 2.000%, 12/01/41	CAD	75	74,227
Denmark | 0.8%
Denmark Inflation Linked Government Bonds, 0.100%, 11/15/23	DKK	794	132,177
France | 1.2%
Government of France, 1.850%, 07/25/27	EUR	148	215,468
Italy | 0.8%
Italy Buoni Poliennali Del Tesoro, 0.100%, 05/15/22	EUR	130	146,547
Mexico | 0.6%
Mexican Udibonos, 2.500%, 12/10/20	MXN	317	101,143
Description	Security Currency	Principal Amount (000)	Fair Value
New Zealand | 0.8%
New Zealand Government Bonds, 3.000%, 09/20/30	NZD	175	$144,384
Spain | 1.3%
Spain Government Inflation Linked Bonds:
0.300%, 11/30/21	EUR	119	145,488
1.800%, 11/30/24	EUR	69	92,252
			237,740
Sweden | 0.2%
Sweden Inflation Linked Bonds, 3.500%, 12/01/28	SEK	190	42,046
United Kingdom | 1.8%
United Kingdom Gilt Inflation Linked:
2.500%, 04/16/20	GBP	40	188,303
0.750%, 03/22/34	GBP	71	130,205
			318,508
Total Foreign Government Obligations (Cost $1,411,074)			1,458,959
US Treasury Securities | 13.8%
Treasury Inflation Protected Securities:
0.125%, 04/15/20	USD	786	775,380
1.125%, 01/15/21	USD	872	877,363
2.375%, 01/15/25	USD	223	243,298
2.500%, 01/15/29	USD	478	549,098
Total US Treasury Securities (Cost $2,493,067)			2,445,139

Description		Shares	Fair Value
Short-Term Investments | 13.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (∆) (Cost $2,418,821)		2,418,821	$2,418,821
Total Investments | 97.7% (Cost $16,839,028) (»)			$17,288,001
Cash and Other Assets in Excess of Liabilities | 2.3%			405,477
Net Assets | 100.0%			$17,693,478

Lazard Real Assets and Pricing Opportunities Portfolio (continued)

Forward Currency Contracts open at September 30, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	29,780	USD	21,700	HSB	11/21/18	$—	$138
CAD	16,250	USD	12,500	HSB	11/21/18	87	—
EUR	38,565	USD	45,600	CIT	11/21/18	—	598
EUR	2,115	USD	2,469	HSB	11/21/18	—	1
GBP	19,328	USD	25,000	HSB	11/21/18	285	—
GBP	13,522	USD	17,873	SSB	12/28/18	—	146
JPY	4,364,268	USD	40,000	CIT	11/21/18	—	1,408
JPY	12,488,084	USD	113,810	HSB	11/21/18	—	3,380
MXN	1,980,158	USD	103,651	CIT	11/21/18	1,373	—
MXN	1,772,875	USD	91,855	HSB	11/21/18	2,175	—
USD	542	AUD	741	HSB	11/21/18	6	—
USD	47,234	AUD	64,566	HSB	11/21/18	485	—
USD	266,811	AUD	366,877	SSB	12/28/18	1,083	—
USD	24,728	CAD	32,232	CIT	11/21/18	—	239
USD	15,235	CAD	19,659	CIT	12/28/18	—	6
USD	18,029	CAD	23,520	HSB	11/21/18	—	189
USD	24,535	CHF	23,366	SSB	12/28/18	387	—
USD	135,212	DKK	870,195	CIT	11/21/18	—	999
USD	945,093	EUR	794,563	CIT	12/28/18	14,601	—
USD	616,601	EUR	528,165	HSB	11/21/18	284	—
USD	276,866	EUR	232,719	SSB	12/28/18	4,335	—
USD	87,373	GBP	68,061	CIT	11/21/18	—	1,663
USD	231,151	GBP	180,042	HSB	11/21/18	—	4,377
USD	483,664	GBP	366,687	SSB	12/28/18	2,954	—
USD	12,900	JPY	1,452,114	HSB	11/21/18	59	—
USD	15,300	JPY	1,731,715	HSB	11/21/18	—	13
USD	23,512	JPY	2,579,965	HSB	11/21/18	698	—
USD	290,313	MXN	5,603,253	HSB	11/21/18	—	6,873
USD	98,998	NZD	148,343	CIT	11/21/18	536	—
USD	9,162	NZD	13,728	HSB	11/21/18	50	—
USD	38,328	SEK	347,182	HSB	11/21/18	—	936
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$29,398	$20,966

Futures Contracts open at September 30, 2018 (∆):
Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Depreciation
Corn	4	$20,000	12/14/18	$82,103	$71,250	$10,853

Total Return Swap Agreements open at September 30, 2018 (∆):
Pay	Currency	Counterparty	Notional Amount	Expiration Date	Receive	Payment Frequency	Unrealized Depreciation
0.00%	USD	GSC	$2,500,410	10/24/18	Appreciation, and dividends paid, on commodities in a custom momentum basket	Maturity	$5,527

Lazard Real Assets and Pricing Opportunities Portfolio (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of September 30, 2018:

Commodity	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	5.40%
Bean Oil	1.22
Brent Crude	13.72
Coffee	1.31
Copper	10.09
Corn	6.49
Cotton	2.95
Crude Oil	14.45
Gasoline (RBOB)	1.28
Gold	2.67
Heating Oil	2.64
Kansas Wheat	1.06
Lean Hogs	1.40
Live Cattle	3.24
Natural Gas	10.94
Nickel	3.02
Silver	3.23
Soy Meal	2.27
Soybeans	5.25
Wheat	4.61
Zinc	2.76
Total	100.00%

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 78.3%
Equity Funds | 67.9%
Communication Services Select Sector SPDR Fund	52,150	$2,555,350
Energy Select Sector SPDR Fund	52,700	3,991,498
ETFMG Prime Mobile Payments ETF	125,300	5,376,623
Franklin FTSE Japan ETF	97,000	2,596,584
Industrial Select Sector SPDR Fund	136,800	10,725,120
Invesco S&P 500 Equal Weight ETF	63,500	6,782,435
iShares Global Materials ETF	118,365	7,967,148
iShares North American Tech ETF	20,400	4,271,468
iShares North American Tech-Software ETF	25,000	5,124,250
iShares Russell 2000 ETF	15,300	2,578,815
SPDR S&P Bank ETF	94,900	4,419,493
SPDR S&P Pharmaceuticals ETF	138,700	6,735,272
SPDR S&P Transportation ETF	94,160	6,323,202
Vanguard Consumer Staples ETF	46,600	6,529,592
Vanguard Financials ETF	74,738	5,184,575
Vanguard S&P 500 ETF	26,300	7,023,415
		88,184,840
Fixed-Income Funds | 10.4%
Goldman Sachs Access Treasury 0-1 Year ETF	65,080	6,518,413
iShares iBoxx $ Investment Grade Corporate Bond ETF	60,695	6,975,676
		13,494,089
Total Exchange-Traded Funds (Cost $96,907,956)		101,678,929
Closed-End Management Investment Companies | 4.6%
Royce Value Trust, Inc. (Cost $5,104,586)	372,119	6,084,145
Short-Term Investments | 19.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $24,765,394)	24,765,394	24,765,394
Total Investments | 102.0% (Cost $126,777,936)		$132,528,468
Liabilities in Excess of Cash and Other Assets | (2.0)%		(2,657,264)
Net Assets | 100.0%		$129,871,204

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 83.4%
Australia | 2.0%
AGL Energy, Ltd.	2,538	$35,847
BlueScope Steel, Ltd.	4,248	51,985
CIMIC Group, Ltd.	755	27,942
Cochlear, Ltd.	180	26,253
CSL, Ltd.	3,395	490,894
Link Administration Holdings, Ltd.	4,496	25,226
Northern Star Resources, Ltd.	5,116	30,667
Qantas Airways, Ltd.	17,752	75,376
Regis Resources, Ltd.	10,445	28,033
Sandfire Resources NL	9,635	51,580
Saracen Mineral Holdings, Ltd. (*)	19,575	26,356
Stockland REIT	9,980	29,869
Whitehaven Coal, Ltd.	7,568	29,656
		929,684
Austria | 0.1%
Erste Group Bank AG	962	39,902
Belgium | 0.4%
Anheuser-Busch InBev SA/NV Sponsored ADR	1,400	122,598
Proximus SADP	1,089	26,019
UCB SA	579	51,967
		200,584
Canada | 3.5%
Air Canada (*)	1,256	26,838
BRP, Inc.	993	46,581
CAE, Inc.	7,893	160,341
Canadian National Railway Co.	2,510	225,398
Canadian Natural Resources, Ltd.	797	26,039
Canfor Corp. (*)	2,247	41,890
CGI Group, Inc., Class A (*)	445	28,692
CI Financial Corp.	1,369	21,738
Colliers International Group, Inc.	561	43,455
Constellation Software, Inc.	32	23,533
National Bank of Canada	3,200	159,820
Norbord, Inc.	543	17,993
Northland Power, Inc.	1,480	24,864
Parex Resources, Inc. (*)	3,473	59,019
Quebecor, Inc., Class B	2,939	58,932
Rogers Communications, Inc., Class B	1,330	68,402
Royal Bank of Canada	1,130	90,582
Suncor Energy, Inc.	4,829	186,857
Tamarack Valley Energy, Ltd. (*)	8,747	34,063
Teck Resources, Ltd., Class B	3,435	82,787
Description	Shares	Fair Value
The Toronto-Dominion Bank	3,641	$221,350
		1,649,174
Denmark | 0.4%
Carlsberg A/S, Class B	231	27,698
Danske Bank A/S	2,560	67,163
DFDS A/S	1,026	50,759
H. Lundbeck A/S	466	28,747
		174,367
Faeroe Islands | 0.0%
Bakkafrost P/F	362	22,082
Finland | 0.4%
Elisa Oyj	708	30,029
Fortum Oyj	1,916	48,027
Sampo Oyj, A Shares ADR	4,825	124,195
		202,251
France | 2.5%
AXA SA	1,632	43,816
Electricite de France SA	1,875	32,895
Engie SA	8,338	122,476
Faurecia SA	146	8,767
Hermes International	45	29,779
Ipsen SA	579	97,264
Peugeot SA	3,076	82,746
Schneider Electric SE	172	13,838
Societe Generale SA	993	42,583
Total SA	8,301	535,949
Ubisoft Entertainment SA ADR (*)	8,280	179,014
Veolia Environnement SA	952	18,990
		1,208,117
Germany | 1.9%
Allianz SE	860	191,580
Continental AG	329	57,271
Covestro AG	2,093	169,668
Deutsche Lufthansa AG	5,782	142,060
Deutsche Telekom AG	1,566	25,236
Rheinmetall AG	233	24,358
RWE AG	961	23,705
SAP SE	195	23,999
Schaeffler AG (Preference Shares)	5,294	67,494
Siltronic AG	471	57,666
Symrise AG ADR	5,600	127,316
		910,353
Hong Kong | 1.5%
AIA Group, Ltd. Sponsored ADR	5,130	182,628
CK Asset Holdings, Ltd.	11,196	83,548

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Hang Seng Bank, Ltd. Sponsored ADR	6,895	$187,854
Jardine Matheson Holdings, Ltd.	700	43,921
Kerry Properties, Ltd.	9,500	32,228
Link Real Estate Investment Trust	8,000	78,712
Swire Pacific, Ltd., Class A	4,000	43,827
The Wharf Holdings, Ltd.	4,435	12,009
Wheelock & Co., Ltd.	6,000	35,994
		700,721
Ireland | 0.2%
Shire PLC ADR	520	94,260
Israel | 0.5%
Bank Leumi Le-Israel BM	9,643	63,513
Israel Discount Bank, Ltd., ADR	3,200	106,272
Israel Discount Bank, Ltd., Class A	15,483	51,586
Nice, Ltd. (*)	191	21,892
		243,263
Italy | 1.0%
Assicurazioni Generali SpA	1,241	21,397
Enel SpA	46,969	240,011
Intesa Sanpaolo SpA	14,606	37,174
Poste Italiane SpA	7,758	61,989
Terna SpA	16,790	89,487
UniCredit SpA	2,469	37,017
		487,075
Japan | 6.3%
Amano Corp.	1,195	24,952
Canon, Inc.	900	28,487
Central Japan Railway Co.	190	39,564
Daito Trust Construction Co., Ltd.	255	32,800
Daiwa House Industry Co., Ltd.	2,300	68,194
Daiwa House Industry Co., Ltd. ADR	4,365	128,898
Dexerials Corp.	1,700	17,286
DMG Mori Co., Ltd.	1,900	31,753
East Japan Railway Co.	2,200	204,403
Japan Post Holdings Co., Ltd.	7,900	94,001
Juki Corp.	1,000	12,405
Kamigumi Co., Ltd.	1,800	39,676
Kao Corp. ADR	8,325	134,241
KDDI Corp.	2,610	72,115
Keyence Corp.	100	58,014
Kinden Corp.	1,300	20,812
Kobe Bussan Co., Ltd.	300	17,056
Kyushu Electric Power Co., Inc.	2,500	30,168
Marvelous, Inc.	2,300	18,823
Description	Shares	Fair Value
Maxell Holdings, Ltd.	1,000	$15,662
Miraca Holdings, Inc.	700	18,205
Mitsubishi UFJ Financial Group, Inc.	11,477	71,440
MS&AD Insurance Group Holdings, Inc.	2,054	68,389
Nikkiso Co., Ltd.	2,400	31,384
Nishimatsu Construction Co., Ltd.	700	17,718
Nissan Motor Co., Ltd.	2,300	21,531
Nitto Denko Corp.	200	14,994
Nomura Holdings, Inc.	6,900	32,759
NTT DOCOMO, Inc.	10,618	285,525
ORIX Corp.	1,813	29,391
Ryohin Keikaku Co., Ltd. ADR	2,575	153,367
Seven & I Holdings Co., Ltd.	2,200	97,988
Shikoku Electric Power Co., Inc.	4,000	52,208
Shin-Etsu Chemical Co., Ltd.	300	26,574
Shionogi & Co., Ltd.	600	39,186
Sompo Holdings, Inc.	2,504	106,640
Stanley Electric Co., Ltd.	800	27,353
Start Today Co., Ltd.	700	21,192
Sumitomo Heavy Industries, Ltd.	1,400	49,962
Sumitomo Mitsui Construction Co., Ltd.	3,600	24,171
Sumitomo Mitsui Trust Holdings, Inc.	1,300	53,499
Taisei Corp.	500	22,799
Takeuchi Manufacturing Co., Ltd.	913	24,627
Teijin, Ltd.	1,495	28,676
The 77 Bank, Ltd.	1,100	26,158
The Chiba Bank, Ltd.	3,400	23,220
The Chugoku Electric Power Co., Inc.	1,731	22,243
The Dai-ichi Life Insurance Co., Ltd.	4,200	87,436
The Gunma Bank, Ltd.	11,100	57,148
Tokyo Electron, Ltd.	200	27,452
Tokyo Gas Co., Ltd.	6,027	148,149
Tokyu Fudosan Holdings Corp.	3,200	22,305
Topcon Corp.	1,300	23,736
V Technology Co., Ltd.	100	15,002
Yamaha Corp. Sponsored ADR	2,640	139,286
		3,001,023
Malta | 0.1%
Kindred Group PLC	2,189	24,521
Netherlands | 1.0%
Euronext NV	374	24,579
Koninklijke Ahold Delhaize NV	1,775	40,700
Royal Dutch Shell PLC, A Shares	4,124	141,569
Wolters Kluwer NV	212	13,212
Wolters Kluwer NV Sponsored ADR	4,195	261,600
		481,660

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
New Zealand | 0.0%
Spark New Zealand, Ltd.	8,573	$23,010
Norway | 1.8%
DNO ASA	28,351	58,603
Equinor ASA	19,468	548,784
Leroy Seafood Group ASA	3,807	31,068
Marine Harvest ASA	1,881	43,575
Salmar ASA	915	45,673
Telenor ASA	4,136	80,849
TGS NOPEC Geophysical Co. ASA	765	31,093
		839,645
Portugal | 0.1%
Galp Energia SGPS SA	1,446	28,673
Russia | 0.1%
Evraz PLC	8,970	66,121
Singapore | 0.9%
Best World International, Ltd.	21,700	23,327
Oversea-Chinese Banking Corp., Ltd.	9,200	76,931
Oversea-Chinese Banking Corp., Ltd. ADR	10,295	171,721
Singapore Airlines, Ltd.	6,330	45,088
Singapore Technologies Engineering, Ltd.	21,500	55,967
UOL Group, Ltd.	9,900	49,867
Venture Corp., Ltd.	1,600	20,619
		443,520
Spain | 0.2%
Amadeus IT Group SA	659	61,152
Banco Bilbao Vizcaya Argentaria SA	2,441	15,434
Corporacion Financiera Alba SA	204	11,356
Mapfre SA	5,700	17,784
		105,726
Sweden | 1.3%
Assa Abloy AB ADR	9,710	96,857
Atlas Copco AB, Class B	1,318	35,129
Axfood AB	3,101	58,028
Boliden AB	1,769	49,245
Hexagon AB ADR	2,420	141,522
Lundin Petroleum AB	871	33,246
Nordea Bank AB Sponsored ADR	12,895	142,103
Swedish Orphan Biovitrum AB (*)	1,335	39,016
		595,146
Switzerland | 1.6%
Adecco Group AG	277	14,530
Georg Fischer AG	32	36,153
Julius Baer Group, Ltd. ADR	7,865	78,021
Description	Shares	Fair Value
Partners Group Holding AG	217	$171,999
Roche Holding AG	1,783	431,449
The Swatch Group AG	336	26,160
		758,312
United Kingdom | 6.2%
Abcam PLC	1,627	30,367
Admiral Group PLC	1,638	44,371
Anglo American PLC	1,123	25,155
Ashtead Group PLC	897	28,469
Ashtead Group PLC ADR	1,400	179,291
Associated British Foods PLC	844	25,185
British American Tobacco PLC Sponsored ADR	3,625	169,034
Bunzl PLC Sponsored ADR	4,740	150,614
Cineworld Group PLC	19,586	80,497
Coca-Cola European Partners PLC	3,045	138,456
Compass Group PLC	6,912	153,687
Compass Group PLC Sponsored ADR	6,482	146,590
Diageo PLC Sponsored ADR	1,585	224,547
Electrocomponents PLC	1,912	17,886
Fiat Chrysler Automobiles NV (*)	1,168	20,482
GlaxoSmithKline PLC	2,159	43,255
Hargreaves Lansdown PLC	1,550	45,103
Howden Joinery Group PLC	9,710	59,341
Imperial Brands PLC	2,574	89,520
International Consolidated Airlines Group SA	13,198	113,066
Land Securities Group PLC REIT	1,387	15,957
Lloyds Banking Group PLC	58,927	45,473
National Grid PLC	8,819	90,936
Pearson PLC	4,256	49,278
Prudential PLC ADR	2,860	131,245
RELX PLC Sponsored ADR	9,400	196,742
Rio Tinto PLC Sponsored ADR	1,665	84,948
Royal Bank of Scotland Group PLC	8,037	25,983
RSA Insurance Group PLC ADR	13,090	98,437
SSP Group PLC	3,143	29,651
Taylor Wimpey PLC	16,656	37,225
Unilever PLC Sponsored ADR	4,120	226,476
WH Smith PLC	2,107	56,600
Wm Morrison Supermarkets PLC	18,685	63,144
		2,937,011
United States | 49.4%
Accenture PLC, Class A	1,687	287,127
Adobe Systems, Inc. (*)	955	257,802
Air Lease Corp.	523	23,995
Align Technology, Inc. (*)	287	112,280
Ally Financial, Inc.	1,841	48,694

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Alphabet, Inc., Class A (*)	258	$311,427
Alphabet, Inc., Class C (*)	13	15,515
Amazon.com, Inc. (*)	158	316,474
Amdocs, Ltd.	495	32,660
Ameren Corp.	806	50,955
American Express Co.	1,071	114,051
Ameriprise Financial, Inc.	284	41,935
Amgen, Inc.	685	141,994
Anthem, Inc.	644	176,488
Aon PLC	2,698	414,898
Apple, Inc.	3,047	687,830
Applied Materials, Inc.	683	26,398
Atmos Energy Corp.	1,188	111,565
Automatic Data Processing, Inc.	657	98,984
Avery Dennison Corp.	2,144	232,302
Bank of America Corp.	4,321	127,297
Baxter International, Inc.	343	26,442
Best Buy Co., Inc.	712	56,504
BGC Partners, Inc., Class A	2,557	30,224
Biogen, Inc. (*)	735	259,683
Booking Holdings, Inc. (*)	13	25,792
BorgWarner, Inc.	1,152	49,283
Bristol-Myers Squibb Co.	1,825	113,296
Broadridge Financial Solutions, Inc.	811	107,011
Brunswick Corp.	795	53,281
Burlington Stores, Inc. (*)	592	96,449
Cadence Design Systems, Inc. (*)	621	28,144
Carnival PLC	384	23,851
CBRE Group, Inc., Class A (*)	2,283	100,680
Celgene Corp. (*)	864	77,319
Centene Corp. (*)	374	54,148
Cerner Corp. (*)	795	51,206
Cigna Corp.	1,977	411,710
Cisco Systems, Inc.	3,120	151,788
Citigroup, Inc.	1,237	88,742
Citizens Financial Group, Inc.	1,516	58,472
Colgate-Palmolive Co.	402	26,914
Comcast Corp., Class A	8,268	292,770
Comerica, Inc.	2,135	192,577
ConocoPhillips	819	63,391
Copart, Inc. (*)	537	27,672
Costco Wholesale Corp.	427	100,294
Darden Restaurants, Inc.	487	54,150
Deckers Outdoor Corp. (*)	289	34,270
Diamondback Energy, Inc.	212	28,660
Eastman Chemical Co.	2,158	206,564
Description	Shares	Fair Value
Eaton Corp. PLC	2,150	$186,469
eBay, Inc. (*)	2,870	94,767
EchoStar Corp., Class A (*)	288	13,355
Edwards Lifesciences Corp. (*)	197	34,298
Eli Lilly & Co.	2,513	269,670
Encompass Health Corp.	815	63,529
Exelon Corp.	1,115	48,681
Express Scripts Holding Co. (*)	765	72,683
F5 Networks, Inc. (*)	651	129,822
Facebook, Inc., Class A (*)	350	57,561
FactSet Research Systems, Inc.	231	51,677
Fifth Third Bancorp	2,140	59,749
Fiserv, Inc. (*)	1,231	101,410
Graco, Inc.	568	26,321
Grand Canyon Education, Inc. (*)	228	25,718
HollyFrontier Corp.	366	25,583
Honeywell International, Inc.	2,535	421,824
HP, Inc.	2,423	62,441
Humana, Inc.	857	290,112
Huntsman Corp.	874	23,799
IDEXX Laboratories, Inc. (*)	146	36,450
Insperity, Inc.	390	46,001
Intel Corp.	5,028	237,774
Intercontinental Exchange, Inc.	2,780	208,194
Intuit, Inc.	729	165,775
IQVIA Holdings, Inc. (*)	2,310	299,699
j2 Global, Inc.	304	25,186
Jabil, Inc.	942	25,509
Johnson & Johnson	3,557	491,471
Jones Lang LaSalle, Inc.	544	78,510
JPMorgan Chase & Co.	2,696	304,217
Kellogg Co.	383	26,818
Keurig Dr Pepper, Inc.	6,965	161,379
Kimberly-Clark Corp.	1,085	123,299
Kohl’s Corp.	437	32,578
Koppers Holdings, Inc. (*)	449	13,986
Lamb Weston Holdings, Inc.	855	56,943
Lear Corp.	231	33,495
Life Storage, Inc. REIT	381	36,256
Lockheed Martin Corp.	1,138	393,702
Lowe’s Cos., Inc.	971	111,490
LPL Financial Holdings, Inc.	415	26,772
Lululemon Athletica, Inc. (*)	228	37,048
Marathon Petroleum Corp.	339	27,110
MasterCard, Inc., Class A	2,676	595,704
Maxim Integrated Products, Inc.	1,610	90,788
McGrath RentCorp	480	26,146

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Merck & Co., Inc.	797	$56,539
Micron Technology, Inc. (*)	2,480	112,170
Microsoft Corp.	5,356	612,566
Moody’s Corp.	939	157,001
Morgan Stanley	1,688	78,610
Motorola Solutions, Inc.	1,165	151,613
NetApp, Inc.	729	62,614
Newfield Exploration Co. (*)	2,382	68,673
Newmont Mining Corp.	1,040	31,408
NIKE, Inc., Class B	2,349	199,007
Nordstrom, Inc.	538	32,178
Northern Trust Corp.	249	25,430
Northrop Grumman Corp.	530	168,206
NVIDIA Corp.	60	16,861
NVR, Inc. (*)	6	14,825
Omnicom Group, Inc.	2,011	136,788
Palo Alto Networks, Inc. (*)	343	77,264
Paychex, Inc.	1,601	117,914
PayPal Holdings, Inc. (*)	206	18,095
PBF Energy, Inc., Class A	572	28,549
PepsiCo, Inc.	1,131	126,446
Pfizer, Inc.	2,536	111,762
PG&E Corp. (*)	808	37,176
Philip Morris International, Inc.	549	44,765
Phillips 66	243	27,391
Pinnacle West Capital Corp.	1,242	98,342
PotlatchDeltic Corp. REIT	500	20,475
Prudential Financial, Inc.	129	13,070
Public Service Enterprise Group, Inc.	853	45,030
Radian Group, Inc.	1,186	24,515
Raytheon Co.	550	113,663
Red Hat, Inc. (*)	93	12,674
Regions Financial Corp.	2,031	37,269
Renewable Energy Group, Inc. (*)	2,505	72,144
Republic Services, Inc.	1,676	121,778
Rockwell Automation, Inc.	826	154,892
Ross Stores, Inc.	5,156	510,960
Royal Caribbean Cruises, Ltd.	685	89,009
Ryman Hospitality Properties, Inc. REIT	319	27,488
S&P Global, Inc.	850	166,081
Sabra Health Care REIT, Inc.	821	18,982
Schlumberger, Ltd.	2,200	134,024
Seagate Technology PLC	1,407	66,621
Simon Property Group, Inc. REIT	2,585	456,899
Skyworks Solutions, Inc.	647	58,689
Snap-on, Inc.	690	126,684
Description	Shares	Fair Value
Starbucks Corp.	3,060	$173,930
Sturm Ruger & Co., Inc.	450	31,073
Sysco Corp.	3,981	291,608
T-Mobile US, Inc. (*)	874	61,337
TE Connectivity, Ltd.	301	26,467
Teradyne, Inc.	1,579	58,391
Texas Instruments, Inc.	3,827	410,599
The Boeing Co.	1,533	570,123
The Charles Schwab Corp.	3,170	155,806
The Coca-Cola Co.	5,360	247,578
The Estee Lauder Cos., Inc., Class A	1,792	260,413
The Gap, Inc.	812	23,426
The Home Depot, Inc.	376	77,888
The Kroger Co.	1,889	54,989
The Procter & Gamble Co.	4,813	400,586
The Southern Co.	591	25,768
The TJX Cos., Inc.	3,420	383,108
Thermo Fisher Scientific, Inc.	1,165	284,353
U.S. Silica Holdings, Inc.	749	14,104
United Continental Holdings, Inc. (*)	342	30,459
United Rentals, Inc. (*)	724	118,446
United Technologies Corp.	1,000	139,810
UnitedHealth Group, Inc.	1,122	298,497
Unum Group	1,061	41,453
USANA Health Sciences, Inc. (*)	245	29,535
Verizon Communications, Inc.	8,239	439,880
Vertex Pharmaceuticals, Inc. (*)	124	23,900
Visa, Inc., Class A	3,086	463,178
Vistra Energy Corp. (*)	1,253	31,175
Waste Management, Inc.	1,176	106,263
Welbilt, Inc. (*)	8,020	167,458
Worldpay, Inc., Class A (*)	3,025	306,342
WW Grainger, Inc.	620	221,594
Xcel Energy, Inc.	685	32,339
Zions BanCorp.	522	26,178
Zoetis, Inc.	3,589	328,609
		23,533,530
Total Common Stocks (Cost $36,387,597)		39,699,731

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 4.3%
Australia | 0.1%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	90	$66,730

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Belgium | 0.1%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	USD	65	$64,068
Canada | 0.2%
The Toronto-Dominion Bank, 2.621%, 12/22/21	CAD	95	72,914
Denmark | 0.3%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	100	125,318
Germany | 0.1%
BMW Finance NV, 0.875%, 08/16/22	GBP	55	68,918
Netherlands | 0.1%
BNG Bank NV, 5.000%, 09/16/20	NZD	48	33,360
New Zealand | 0.2%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	100	79,518
Spain | 0.2%
Iberdrola International BV, 1.125%, 04/21/26	EUR	100	115,008
Switzerland | 0.1%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	40	39,841
United Kingdom | 0.3%
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	100	134,358
United States | 2.6%
Amazon.com, Inc., 3.800%, 12/05/24	USD	80	81,581
Apple, Inc.:
2.850%, 02/23/23	USD	10	9,822
3.850%, 05/04/43	USD	95	91,299
Bank of America Corp., 3.499%, 05/17/22 (§)	USD	70	69,957
Caterpillar Financial Services Corp., 2.550%, 11/29/22	USD	120	116,441
Citigroup, Inc., 3.516% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	107	78,500
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	100	76,254
Johnson & Johnson, 3.625%, 03/03/37	USD	75	72,076
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	60	61,874
Microsoft Corp., 4.450%, 11/03/45	USD	112	119,744
Description	Security Currency	Principal Amount (000)	Fair Value
Morgan Stanley, 3.625%, 01/20/27	USD	75	$71,975
NIKE, Inc., 2.375%, 11/01/26	USD	80	72,628
Starbucks Corp., 3.100%, 03/01/23	USD	35	34,469
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	65	64,742
The Home Depot, Inc., 3.750%, 02/15/24	USD	65	66,235
United Parcel Service, Inc., 2.350%, 05/16/22	USD	40	38,645
Wells Fargo & Co., 3.285% (BBSW 3 Month + 1.320%), 07/27/21 (§)	AUD	100	73,027
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	55	42,670
			1,241,939
Total Corporate Bonds (Cost $2,101,249)			2,041,972
Foreign Government Obligations | 7.5%
Australia | 0.4%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	85	66,588
3.000%, 03/22/24	AUD	90	66,104
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	90	75,355
			208,047
Bermuda | 0.4%
Government of Bermuda, 4.854%, 02/06/24	USD	200	208,750
Canada | 0.9%
City of Vancouver, 2.900%, 11/20/25	CAD	45	34,519
Province of British Columbia, 4.700%, 06/18/37	CAD	75	70,921
Province of Ontario, 2.450%, 06/29/22	USD	80	77,678
Province of Quebec:
3.500%, 07/29/20	USD	85	85,742
1.650%, 03/03/22	CAD	40	30,111
3.000%, 09/01/23	CAD	85	66,598
2.500%, 04/20/26	USD	75	70,641
			436,210
Chile | 0.6%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	45,000	68,321

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Republic of Chile, 3.125%, 01/21/26	USD	200	$192,200
			260,521
Czech Republic | 0.3%
Czech Republic, 2.500%, 08/25/28	CZK	3,070	142,406
France | 0.3%
Government of France, 1.750%, 06/25/39	EUR	121	149,159
Hungary | 0.3%
Hungary, 6.375%, 03/29/21	USD	44	46,952
Hungary Government Bonds, 3.000%, 10/27/27	HUF	20,490	70,270
			117,222
Japan | 0.4%
Japan International Cooperation Agency, 2.125%, 10/20/26	USD	200	181,098
Mexico | 0.5%
Mexican Bonos, 6.500%, 06/09/22	MXN	2,750	140,976
United Mexican States, 6.750%, 02/06/24	GBP	70	109,134
			250,110
New Zealand | 0.4%
New Zealand Government Bonds:
6.000%, 05/15/21	NZD	185	134,225
4.500%, 04/15/27	NZD	75	54,027
			188,252
Norway | 0.9%
Kommunalbanken AS, 1.375%, 10/26/20 (#)	USD	200	193,518
Oslo Kommune:
2.300%, 03/14/24	NOK	1,000	122,827
2.350%, 09/04/24	NOK	1,000	122,467
			438,812
Panama | 0.4%
Republic of Panama, 4.000%, 09/22/24	USD	200	202,600
Poland | 0.3%
Poland Government Bonds, 2.500%, 07/25/26	PLN	545	141,499
Singapore | 0.6%
Singapore Government Bonds, 3.000%, 09/01/24	SGD	351	266,001
Description	Security Currency	Principal Amount (000)	Fair Value
Spain | 0.1%
Spain Government Bonds, 1.600%, 04/30/25	EUR	56	$67,939
Sweden | 0.4%
Kommuninvest I Sverige AB, 1.500%, 04/23/19	USD	200	198,758
United Kingdom | 0.3%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	52	66,291
1.500%, 07/22/47	GBP	58	68,642
			134,933
Total Foreign Government Obligations (Cost $3,709,111)			3,592,317
Quasi Government Bonds | 0.3%
Canada | 0.2%
Export Development Canada, 1.800%, 09/01/22	CAD	95	71,590
Germany | 0.1%
KFW, 1.125%, 12/23/19	GBP	45	58,774
Total Quasi Government Bonds (Cost $126,091)			130,364
Supranational Bonds | 1.1%
African Development Bank, 2.375%, 09/23/21	USD	80	78,309
Asian Development Bank:
1.000%, 12/15/22	GBP	65	83,551
2.125%, 03/19/25	USD	85	79,843
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	95	70,650
International Bank for Reconstruction & Development:
3.500%, 01/22/21	NZD	45	30,619
2.500%, 08/03/23	CAD	140	107,377
International Finance Corp., 3.625%, 05/20/20	NZD	75	50,870
Total Supranational Bonds (Cost $518,468)			501,219
US Municipal Bonds | 0.5%
California | 0.3%
California State Build America Bonds, 7.500%, 04/01/34	USD	120	165,928

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Georgia | 0.2%
Georgia State Build America Bonds Series B, 2.380%, 02/01/27	USD	100	$91,821
Total US Municipal Bonds (Cost $272,704)			257,749
US Treasury Securities | 1.6%
Treasury Inflation Protected Security, 0.125%, 04/15/20	USD	70	69,040
US Treasury Notes:
1.750%, 10/31/20	USD	35	34,236
2.125%, 05/15/25	USD	235	222,571
2.875%, 08/15/28	USD	225	221,590
3.125%, 11/15/41	USD	205	202,926
Total US Treasury Securities (Cost $763,292)			750,363

Description	Shares	Fair Value
Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $726,816)	726,816	$726,816
Total Investments l 100.2% (Cost $44,605,328) (»)		$47,700,531
Liabilities in Excess of Cash and Other Assets l (0.2)%		(77,391)
Net Assets l 100.0%		$47,623,140

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	327,631	USD	237,469	CIT	11/21/18	$—	$561
AUD	76,303	USD	55,600	HSB	11/21/18	—	426
CAD	605,338	USD	467,246	CIT	11/21/18	1,892	—
CAD	70,721	USD	54,400	HSB	11/21/18	409	—
CHF	58,265	USD	59,127	HSB	11/21/18	507	—
CHF	42,302	USD	44,092	SSB	12/28/18	—	622
CLP	25,094,353	USD	37,530	CIT	11/05/18	649	—
CZK	5,265,610	USD	241,404	HSB	11/29/18	—	3,649
EUR	74,542	USD	88,000	CIT	11/21/18	—	1,113
EUR	80,936	USD	95,700	CIT	11/21/18	—	1,361
EUR	111,063	USD	130,879	CIT	11/21/18	—	1,424
EUR	598,613	USD	698,794	CIT	11/21/18	—	1,051
EUR	41,877	USD	49,200	HSB	11/21/18	—	388
EUR	1,074,612	USD	1,254,545	HSB	11/21/18	—	1,978
EUR	97,555	USD	113,856	JPM	11/21/18	—	146
EUR	533,155	USD	630,862	SSB	12/28/18	—	7,196
GBP	149,424	USD	197,152	CIT	11/21/18	—	1,963
GBP	40,918	USD	52,533	HSB	11/21/18	917	—
GBP	44,068	USD	57,000	HSB	11/21/18	565	—
HUF	11,344,233	USD	41,271	JPM	11/21/18	—	388
JPY	12,219,950	USD	112,000	CIT	11/21/18	—	4,060
JPY	88,572,341	USD	807,220	CIT	11/21/18	—	24,850
JPY	144,852,302	USD	1,320,109	HSB	11/21/18	—	40,613
JPY	28,667,680	USD	255,574	SSB	12/28/18	—	1,456
MXN	1,510,572	USD	79,071	CIT	11/21/18	1,022	—
MXN	2,598,190	USD	136,401	CIT	11/21/18	1,358	—
NOK	993,556	USD	122,538	CIT	11/21/18	—	217
NZD	370,708	USD	246,352	CIT	11/21/18	—	556
NZD	11,526	USD	7,692	HSB	11/21/18	—	50
NZD	13,427	USD	9,000	HSB	11/21/18	—	97
PLN	298,019	USD	81,757	CIT	11/21/18	—	838
PLN	51,396	USD	13,809	HSB	11/21/18	146	—
SGD	129,144	USD	94,670	CIT	11/21/18	—	99
USD	344,080	AUD	470,474	CIT	11/21/18	3,882	—
USD	63,202	AUD	86,393	HSB	11/21/18	731	—
USD	69,300	AUD	95,650	HSB	11/21/18	136	—
USD	202,794	AUD	277,228	JPM	11/21/18	2,332	—
USD	311,808	AUD	429,394	SSB	12/28/18	1,208	—
USD	178,270	CAD	232,371	CIT	11/21/18	—	1,818
USD	145,100	CAD	187,799	HSB	11/21/18	—	444
USD	232,443	CAD	303,227	HSB	11/21/18	—	2,558
USD	332,946	CAD	434,290	JPM	11/21/18	—	3,630
USD	488,049	CAD	631,740	SSB	12/28/18	—	1,992
USD	16,600	CHF	16,015	HSB	11/21/18	209	—
USD	110,445	CLP	70,646,034	CIT	11/05/18	2,963	—

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	121,466	CZK	2,690,099	CIT	11/29/18	$1	$—
USD	31,096	CZK	688,667	HSB	11/29/18	1	—
USD	57,747	CZK	1,280,755	JPM	11/29/18	—	82
USD	158,966	CZK	3,510,761	JPM	11/29/18	446	—
USD	61,365	DKK	386,658	SSB	12/28/18	682	—
USD	1,031,600	EUR	875,083	HSB	11/21/18	11,604	—
USD	218,000	GBP	165,185	HSB	11/21/18	2,223	—
USD	260,972	GBP	203,270	HSB	11/21/18	—	4,554
USD	32,292	GBP	25,150	JPM	11/21/18	—	560
USD	51,646	GBP	39,041	SSB	12/28/18	540	—
USD	198,902	HKD	1,552,286	SSB	12/28/18	364	—
USD	117,942	HUF	32,629,527	JPM	11/21/18	349	—
USD	61,690	ILS	219,857	SSB	12/28/18	840	—
USD	39,600	JPY	4,482,086	HSB	11/21/18	9	—
USD	775,300	JPY	87,273,195	HSB	11/21/18	4,406	—
USD	76,931	MXN	1,487,572	CIT	11/21/18	—	1,942
USD	19,400	MXN	371,992	HSB	11/21/18	—	324
USD	166,881	MXN	3,220,926	HSB	11/21/18	—	3,896
USD	70,554	MXN	1,364,175	JPM	11/21/18	—	1,776
USD	122,405	NOK	1,026,839	CIT	11/21/18	—	4,013
USD	229,997	NOK	1,929,510	HSB	11/21/18	—	7,552
USD	518,939	NOK	4,194,073	SSB	12/28/18	1,632	—
USD	44,000	NZD	66,233	HSB	11/21/18	85	—
USD	342,614	NZD	513,382	HSB	11/21/18	2,220	—
USD	106,453	NZD	159,484	JPM	11/21/18	708	—
USD	17,208	PLN	64,074	CIT	11/21/18	—	190
USD	200,252	PLN	745,314	HSB	11/21/18	—	2,119
USD	106,455	SEK	931,534	SSB	12/28/18	815	—
USD	269,477	SGD	367,830	HSB	11/21/18	121	—
USD	220,772	SGD	300,799	SSB	12/28/18	318	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$46,290	$132,552

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio
Convertible Corporate Bonds | 91.1%
Argentina | 0.8%
MercadoLibre, Inc., 2.000%, 08/15/28 (±)	USD	138	$135,721
Bermuda | 1.4%
Golar LNG, Ltd., 2.750%, 02/15/22 (±)	USD	143	149,541
Teekay Corp., 5.000%, 01/15/23 (±)	USD	110	100,160
			249,701
Canada | 4.0%
Canopy Growth Corp., 4.250%, 07/15/23 (#), (±)	CAD	179	208,393
Element Fleet Management Corp., 5.125%, 06/30/19 (±)	CAD	221	169,388
First Majestic Silver Corp., 1.875%, 03/01/23 (#), (±)	USD	148	134,414
SSR Mining, Inc., 2.875%, 02/01/33 (±)	USD	190	186,556
			698,751
China | 1.5%
GDS Holdings, Ltd., 2.000%, 06/01/25 (#), (±)	USD	114	104,464
Huazhu Group, Ltd., 0.375%, 11/01/22 (#), (±)	USD	145	149,463
			253,927
France | 0.8%
Airbus SE, 0.000%, 06/14/21 (±)	EUR	100	144,148
Japan | 2.9%
Kyushu Electric Power Co., Inc., 0.000%, 03/31/20 (±)	JPY	10,000	92,853
Mirait Holdings Corp., 0.000%, 12/30/21 (±)	JPY	10,000	124,978
Mitsubishi Chemical Holdings Corp., 0.000%, 03/30/22 (±)	JPY	10,000	93,623
Nipro Corp., 0.000%, 01/29/21 (±)	JPY	10,000	101,765
The Chugoku Electric Power Co., Inc., 0.000%, 01/24/20 (±)	JPY	10,000	94,834
			508,053
Mexico | 2.5%
Cemex SAB de CV, 3.720%, 03/15/20 (±)	USD	423	426,133
Monaco | 0.4%
Endeavour Mining Corp., 3.000%, 02/15/23 (#), (±)	USD	62	59,210
Description	Security Currency	Principal Amount (000)	Fair Value
Netherlands | 2.0%
Fugro NV:
4.000%, 10/26/21 (±)	EUR	200	$222,341
4.500%, 11/02/24 (±)	EUR	100	120,459
			342,800
Thailand | 0.8%
Sea, Ltd., 2.250%, 07/01/23 (#), (±)	USD	138	136,543
United States | 74.0%
AK Steel Corp., 5.000%, 11/15/19 (±)	USD	110	127,179
Akamai Technologies, Inc., 0.125%, 05/01/25 (±)	USD	73	71,790
Alder Biopharmaceuticals, Inc., 2.500%, 02/01/25 (±)	USD	74	79,174
Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20 (±)	USD	148	155,587
Alteryx, Inc., 0.500%, 06/01/23 (±)	USD	73	103,540
AMAG Pharmaceuticals, Inc., 3.250%, 06/01/22 (±)	USD	76	79,764
American Residential Properties OP LP, 3.250%, 11/15/18 (#), (±)	USD	279	340,903
Amicus Therapeutics, Inc., 3.000%, 12/15/23 (#), (±)	USD	191	403,129
Atlas Air Worldwide Holdings, Inc., 1.875%, 06/01/24 (±)	USD	177	213,644
Atlassian, Inc., 0.625%, 05/01/23 (±)	USD	138	180,581
Avaya Holdings Corp., 2.250%, 06/15/23 (±)	USD	147	149,181
CalAmp Corp.:
1.625%, 05/15/20 (±)	USD	88	92,410
2.000%, 08/01/25 (#)	USD	35	35,250
Carbonite, Inc., 2.500%, 04/01/22 (±)	USD	146	219,000
CB Solazyme, Inc., («) 5.000%, 10/01/19	USD	216	6,480
Chegg, Inc., 0.250%, 05/15/23 (#), (±)	USD	109	131,291
Chesapeake Energy Corp., 5.500%, 09/15/26 (±)	USD	172	169,892
Cleveland-Cliffs, Inc., 1.500%, 01/15/25 (±)	USD	175	287,146
Colony Capital, Inc., 3.875%, 01/15/21 (±)	USD	163	153,470
Corium International, Inc., 5.000%, 03/15/25 (±)	USD	101	89,543
Coupa Software, Inc., 0.375%, 01/15/23 (±)	USD	73	133,195

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Cowen, Inc., 3.000%, 12/15/22 (±)	USD	121	$134,794
Cree, Inc., 0.875%, 09/01/23 (±)	USD	135	123,858
CSG Systems International, Inc., 4.250%, 03/15/36 (±)	USD	94	98,545
Encore Capital Group, Inc.:
2.875%, 03/15/21 (±)	USD	220	204,781
3.250%, 03/15/22 (±)	USD	308	306,339
Envestnet, Inc., 1.750%, 06/01/23 (±)	USD	146	156,615
Everbridge, Inc., 1.500%, 11/01/22 (±)	USD	69	121,286
Evolent Health, Inc., 2.000%, 12/01/21 (±)	USD	143	192,094
EZCORP, Inc.:
2.125%, 06/15/19 (±)	USD	331	327,169
2.375%, 05/01/25 (±)	USD	132	121,346
Forest City Realty Trust, Inc., 3.625%, 08/15/20 (±)	USD	81	88,556
Forestar Group, Inc., 3.750%, 03/01/20 (±)	USD	112	111,168
FTI Consulting, Inc., 2.000%, 08/15/23 (±)	USD	69	67,078
Green Plains, Inc.:
3.250%, 10/01/18	USD	269	274,297
4.125%, 09/01/22 (±)	USD	152	145,389
Herbalife Nutrition, Ltd.:
2.000%, 08/15/19 (±)	USD	142	184,701
2.625%, 03/15/24 (±)	USD	147	157,471
Hope Bancorp, Inc., 2.000%, 05/15/38 (#), (±)	USD	69	64,294
HubSpot, Inc., 0.250%, 06/01/22 (±)	USD	110	180,791
IH Merger Sub LLC, 3.000%, 07/01/19 (±)	USD	341	425,412
Illumina, Inc., 0.000%, 08/15/23 (#)	USD	69	76,152
Infinera Corp., 2.125%, 09/01/24 (±)	USD	138	139,298
Innoviva, Inc., 2.125%, 01/15/23 (±)	USD	232	235,045
Insulet Corp., 1.375%, 11/15/24 (±)	USD	46	58,156
Invacare Corp., 5.000%, 02/15/21 (±)	USD	250	270,356
Kaman Corp., 3.250%, 05/01/24 (±)	USD	118	138,270
Knowles Corp., 3.250%, 11/01/21 (±)	USD	153	174,650
Liberty Interactive LLC:
Description	Security Currency	Principal Amount (000)	Fair Value
4.000%, 11/15/29 (±)	USD	267	$184,792
3.750%, 02/15/30 (±)	USD	185	126,468
Ligand Pharmaceuticals, Inc., 0.750%, 05/15/23 (±)	USD	73	88,861
Microchip Technology, Inc., 1.625%, 02/15/27 (±)	USD	193	205,443
MINDBODY, Inc., 0.375%, 06/01/23 (±)	USD	146	150,563
MongoDB, Inc., 0.750%, 06/15/24 (#), (±)	USD	138	182,881
Navistar International Corp.:
4.500%, 10/15/18 (±)	USD	305	304,420
4.750%, 04/15/19 (±)	USD	42	42,556
Neurocrine Biosciences, Inc., 2.250%, 05/15/24 (±)	USD	96	163,640
NII Holdings, Inc., 4.250%, 08/15/23 (±)	USD	153	173,685
Nutanix, Inc., 0.000%, 01/15/23 (±)	USD	74	81,887
Okta, Inc., 0.250%, 02/15/23 (±)	USD	73	112,800
OSI Systems, Inc., 1.250%, 09/01/22 (±)	USD	143	136,308
Pacira Pharmaceuticals, Inc., 2.375%, 04/01/22 (±)	USD	153	161,797
Patrick Industries, Inc., 1.000%, 02/01/23 (±)	USD	141	132,904
PDL BioPharma, Inc., 2.750%, 12/01/21 (±)	USD	137	135,202
Perficient, Inc., 2.375%, 09/15/23 (#), (±)	USD	138	130,272
PRA Group, Inc.:
3.000%, 08/01/20 (±)	USD	178	171,431
3.500%, 06/01/23 (±)	USD	189	193,252
PROS Holdings, Inc., 2.000%, 06/01/47 (±)	USD	85	82,643
Quidel Corp., 3.250%, 12/15/20	USD	36	75,240
Radius Health, Inc., 3.000%, 09/01/24 (±)	USD	113	86,328
Rapid7, Inc., 1.250%, 08/01/23 (±)	USD	141	155,523
Red Hat, Inc., 0.250%, 10/01/19 (±)	USD	60	110,841
Redwood Trust, Inc., 4.750%, 08/15/23 (±)	USD	80	76,554
Repligen Corp., 2.125%, 06/01/21 (±)	USD	90	159,866
Retrophin, Inc., 2.500%, 09/15/25 (±)	USD	83	85,025

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
RWT Holdings, Inc., 5.625%, 11/15/19 (±)	USD	198	$199,830
SEACOR Holdings, Inc., 3.000%, 11/15/28 (±)	USD	180	174,282
Servicenow, Inc., 0.000%, 06/01/22 (±)	USD	73	108,831
Splunk, Inc., 0.500%, 09/15/23 (#), (±)	USD	138	142,450
Synaptics, Inc., 0.500%, 06/15/22 (±)	USD	73	69,644
Team, Inc., 5.000%, 08/01/23 (±)	USD	142	178,920
The Medicines Co., 2.500%, 01/15/22 (±)	USD	128	137,548
Twilio, Inc., 0.250%, 06/01/23 (±)	USD	74	99,667
Vishay Intertechnology, Inc.:
2.250%, 06/15/25 (±)	USD	146	135,736
2.250%, 05/15/41 (±)	USD	85	104,975
			12,863,125
Total Convertible Corporate Bonds (Cost $15,480,008)			15,818,112
Preferred Stocks | 0.4%
United States | 0.4%
CenterPoint Energy, Inc. Series B (*) (Cost $69,000)		1,380	69,676

Description	Counterparty	Notional Amount	Number of Contracts	Fair Value
Purchased Options | 0.1%
Call
Amicus Therapeutics, Inc. 13, Expires 10/19/18	RBS	$2,900	29	$580
Atlas Air Worldwide Holdings, Inc. 67.5, Expires 10/19/18	RBS	700	7	245
Chegg, Inc. 18.35, Expires 10/19/18	RBS	1,400	14	350
DISH Network Corp. 40, Expires 10/19/18	RBS	1,900	19	285
Evolent Health, Inc. 25, Expires 10/19/18	RBS	600	6	2,100
FTI Consulting, Inc. 80, Expires 10/19/18	RBS	200	2	10
iShares MSCI Emerging Markets ETF 43, Expires 10/19/18	RBS	400	40	2,720

Description	Counterparty	Notional Amount	Number of Contracts	Fair Value
iShares North American Tech ETF 210, Expires 10/19/18	RBS	$500	5	$475
iShares Russell 2000 ETF 171, Expires 11/16/18	RBS	240	24	5,160
MINDBODY, Inc. 45, Expires 10/19/18	RBS	1,500	15	300
NII Holdings, Inc. 7.5, Expires 03/15/19	RBS	400	4	500
PROS Holdings, Inc. 45, Expires 10/19/18	RBS	600	6	30
Rapid7, Inc. 40, Expires 10/19/18	RBS	300	3	150
Servicenow, Inc. 215, Expires 10/12/18	RBS	100	1	15
Twilio, Inc. 95, Expires 10/19/18	RBS	500	5	580
Wix.Com, Ltd. 120, Expires 10/19/18	RBS	400	4	2,000
Zendesk, Inc. 75, Expires 10/19/18	RBS	500	5	580
Put
iShares MSCI Emerging Markets ETF 38, Expires 10/19/18	RBS	4,000	40	160
Total Purchased Options (Cost $20,091)				16,240

Description	Shares	Fair Value
Short-Term Investments | 42.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $7,305,313)	7,305,313	$7,305,313
Total Investments excluding Securities Sold Short l 133.6% (Cost $22,874,412)		$23,209,341
Securities Sold Short | (45.3)%
Common Stocks | (44.1)%
Argentina | (0.3)%
MercadoLibre, Inc.	(156)	(53,113)
Bermuda | (0.5)%
Golar LNG, Ltd.	(2,200)	(61,160)
Teekay Corp.	(4,693)	(31,631)
		(92,791)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Canada | (1.2)%
Canopy Growth Corp. (*)	(2,972)	$(144,383)
Element Fleet Management Corp.	(691)	(3,557)
First Majestic Silver Corp. (*)	(8,882)	(50,450)
		(198,390)
China | (0.6)%
GDS Holdings, Ltd. ADR (*)	(1,685)	(59,194)
Huazhu Group, Ltd. ADR	(1,657)	(53,521)
		(112,715)
France | (0.6)%
Dassault Aviation SA	(60)	(110,888)
Japan | (1.6)%
Kyushu Electric Power Co., Inc.	(3,200)	(38,615)
Mirait Holdings Corp.	(6,300)	(108,520)
Mitsubishi Chemical Holdings Corp.	(3,200)	(30,627)
Nipro Corp.	(4,100)	(56,002)
The Chugoku Electric Power Co., Inc.	(3,000)	(38,549)
		(272,313)
Mexico | (0.1)%
Cemex SAB de CV Sponsored ADR (*)	(3,134)	(22,064)
Monaco | (0.1)%
Endeavour Mining Corp. (*) (Canada)	(1,038)	(16,201)
Endeavour Mining Corp. (*) (United States)	(311)	(4,777)
		(20,978)
Netherlands | (0.7)%
Fugro NV (*)	(8,681)	(114,541)
Thailand | (0.4)%
Sea, Ltd. ADR	(4,521)	(62,526)
United Kingdom | (0.9)%
Atlassian Corp. PLC, Class A (*)	(1,580)	(151,901)
United States | (37.1)%
AK Steel Holding Corp. (*)	(10,185)	(49,906)
Akamai Technologies, Inc. (*)	(453)	(33,137)
Alder Biopharmaceuticals, Inc. (*)	(2,777)	(46,237)
Allscripts Healthcare Solutions, Inc. (*)	(3,603)	(51,343)
Alteryx, Inc., Class A (*)	(1,334)	(76,318)
AMAG Pharmaceuticals, Inc. (*)	(1,728)	(34,560)
American Homes 4 Rent, Class A REIT	(11,808)	(258,477)
Amicus Therapeutics, Inc. (*)	(28,634)	(346,185)
Atlas Air Worldwide Holdings, Inc. (*)	(2,172)	(138,465)
Avaya Holdings Corp. (*)	(3,231)	(71,534)
CalAmp Corp. (*)	(2,000)	(47,920)
Carbonite, Inc. (*)	(4,635)	(165,238)
Description	Shares	Fair Value
CenterPoint Energy, Inc.	(1,032)	$(28,535)
Chegg, Inc. (*)	(2,831)	(80,485)
Chesapeake Energy Corp. (*)	(10,257)	(46,054)
Cleveland-Cliffs, Inc. (*)	(18,370)	(232,564)
Corium International, Inc. (*)	(4,222)	(40,151)
Coupa Software, Inc. (*)	(1,463)	(115,723)
Cowen, Inc. (*)	(4,356)	(71,003)
Cree, Inc. (*)	(1,261)	(47,754)
CSG Systems International, Inc.	(461)	(18,505)
Encore Capital Group, Inc. (*)	(5,487)	(196,709)
Envestnet, Inc. (*)	(1,410)	(85,939)
Everbridge, Inc. (*)	(1,801)	(103,810)
Evolent Health, Inc., Class A (*)	(4,799)	(136,292)
EZCORP, Inc. Class A (*)	(8,360)	(89,452)
Forest City Realty Trust, Inc., Class A REIT	(1,584)	(39,743)
FTI Consulting, Inc. (*)	(300)	(21,957)
Green Plains, Inc.	(8,405)	(144,566)
Herbalife Nutrition, Ltd. (*)	(4,453)	(242,911)
Hope Bancorp, Inc.	(1,244)	(20,115)
HubSpot, Inc. (*)	(1,017)	(153,516)
Illumina, Inc. (*)	(44)	(16,151)
Infinera Corp. (*)	(5,591)	(40,814)
Innoviva, Inc. (*)	(4,602)	(70,134)
Insulet Corp. (*)	(347)	(36,765)
Invacare Corp.	(12,308)	(179,081)
Invitation Homes, Inc. REIT	(17,283)	(395,954)
Kaman Corp.	(949)	(63,374)
Knowles Corp. (*)	(4,901)	(81,455)
Ligand Pharmaceuticals, Inc. (*)	(218)	(59,839)
Microchip Technology, Inc.	(2,158)	(170,288)
MINDBODY, Inc., Class A (*)	(1,769)	(71,910)
MongoDB, Inc.	(1,592)	(129,828)
Navistar International Corp. (*)	(23)	(885)
Neurocrine Biosciences, Inc. (*)	(1,102)	(135,491)
NII Holdings, Inc. (*)	(20,461)	(119,901)
Nutanix, Inc., Class A (*)	(1,136)	(48,530)
Okta, Inc. (*)	(1,251)	(88,020)
OSI Systems, Inc. (*)	(804)	(61,353)
Pacira Pharmaceuticals, Inc. (*)	(1,385)	(68,073)
Patrick Industries, Inc. (*)	(882)	(52,214)
PDL BioPharma, Inc. (*)	(20,483)	(53,870)
Perficient, Inc. (*)	(1,870)	(49,835)
PRA Group, Inc. (*)	(3,707)	(133,452)
PROS Holdings, Inc. (*)	(996)	(34,880)
Quidel Corp. (*)	(1,230)	(80,159)
Radius Health, Inc. (*)	(1,794)	(31,933)
Rapid7, Inc. (*)	(2,806)	(103,598)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Red Hat, Inc. (*)	(817)	$(111,341)
Redwood Trust, Inc. REIT	(1,941)	(31,522)
Repligen Corp. (*)	(2,412)	(133,770)
Retrophin, Inc. (*)	(875)	(25,139)
SEACOR Holdings, Inc. (*)	(104)	(5,139)
ServiceNow, Inc. (*)	(455)	(89,012)
Splunk, Inc. (*)	(96)	(11,607)
Synaptics, Inc. (*)	(508)	(23,175)
Team, Inc. (*)	(4,908)	(110,430)
The Medicines Co. (*)	(2,448)	(73,220)
Twilio, Inc., Class A (*)	(919)	(79,291)
Vishay Intertechnology, Inc.	(6,605)	(134,412)
		(6,440,949)
Total Common Stocks (Proceeds $7,328,086)		(7,653,169)
Exchange-Traded Funds | (1.2)%
iShares 7-10 Year Treasury Bond ETF	(1,302)	(131,723)
VanEck Vectors Semiconductor ETF	(753)	(80,157)
Total Exchange-Traded Funds (Proceeds $212,341)		(211,880)
Total Securities Sold Short (Proceeds $7,540,427)		(7,865,049)
Total Investments | 88.3% (Cost and short proceeds $15,333,985) (»)		$15,344,292
Cash and Other Assets in Excess of Liabilities | 11.7%		2,031,215
Net Assets l 100.0%		$17,375,507

Lazard Enhanced Opportunities Portfolio (concluded)

Forward Currency Contracts open at September 30, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPY	24,185,000	USD	215,435	SSB	12/19/18	$—	$1,257
USD	238,030	CAD	312,000	SSB	12/19/18	—	3,928
USD	265,079	EUR	227,000	SSB	12/19/18	—	207
USD	471,426	JPY	52,242,000	SSB	12/19/18	8,781	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$8,781	$5,392

Written Options open at September 30, 2018:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put
Atlas Air Worldwide Holdings, Inc. 60	RBS	7	$ 60.00	10/19/18	$ 700	$693	$(245)
DISH Network Corp. 35	RBS	14	35.00	10/19/18	1,400	917	(1,120)
Evolent Health, Inc. 22.5	RBS	10	22.50	12/21/18	1,000	1,361	(450)
FTI Consulting, Inc. 75	RBS	2	75.00	10/19/18	200	317	(520)
Huazhu Group, Ltd. 32.5	RBS	4	32.50	12/21/18	400	974	(1,140)
iShares MSCI Emerging Markets ETF 41	RBS	40	41.00	10/19/18	4,000	1,944	(760)
iShares North American Tech ETF 195	RBS	5	195.00	10/19/18	500	973	(475)
iShares Russell 2000 ETF 167	RBS	24	167.00	11/16/18	2,400	5,195	(5,640)
MINDBODY, Inc. 40	RBS	4	40.00	11/16/18	400	986	(880)
NII Holdings, Inc. 5	RBS	4	5.00	03/15/19	400	435	(440)
PROS Holdings, Inc. 35	RBS	4	35.00	10/19/18	400	233	(360)
Rapid7, Inc. 35	RBS	7	35.00	10/19/18	700	430	(385)
Servicenow, Inc. 195	RBS	1	195.00	10/12/18	100	256	(374)
Twilio, Inc. 80	RBS	5	80.00	10/19/18	500	1,324	(675)
Wix.Com, Ltd. 95	RBS	2	95.00	10/19/18	200	237	(30)
Zendesk, Inc. 60	RBS	4	60.00	10/19/18	400	219	(40)
Total Written Options		137				$16,494	$(13,534)

The Lazard Funds, Inc. Notes to Portfolios of Investments September 30, 2018 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2018, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity Advantage	0.6%
Emerging Markets Multi-Asset	3.1
Emerging Markets Debt	9.5
Explorer Total Return	21.3
Emerging Markets Income	4.5
US Corporate Income	43.0
Global Fixed Income	1.0
Global Dynamic Multi-Asset	0.6
Enhanced Opportunities	13.2

(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2018 which may step up at a future date.
(«)	Issue in default.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2018.
(¶)	Date shown is the next perpetual call date.
(•)	Lazard Real Assets and Pricing Opportunities Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Δ)	The security is owned by Lazard Real Assets and Pricing Opportunities Portfolio, Ltd., a wholly-owned subsidiary of the Lazard Real Assets and Pricing Opportunities Portfolio.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Emerging Markets Equity Portfolio for the period ended September 30, 2018 were as follows:

Non-Controlled Affiliates	Number of Shares Held at December 31, 2017	Gross Additions	Gross Reductions	Number of Shares Held at September 30, 2018	Fair Value at September 30, 2018	Investment Income	Realized Gain (Loss)
Weichai Power Co., Ltd., Class H	142,098,288	—	(15,435,000)	126,663,288	$157,085,922	$7,640,978	$(3,024,587)
(Fair Value is 1.59% of Net Assets)

Security Abbreviations:

ADR	- American Depositary Receipt	LIBOR	- London Interbank Offered Rate
BADLARPP	- Argentina Deposit Rates Badlar Private Banks	NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
BBSW	- Bank Bill Swap Reference Rate	NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F
ETF	- Exchange-Traded Fund	NVDR	- Non-Voting Depository Receipt
GDR	- Global Depositary Receipt	PJSC	- Public Joint Stock Company
JSC	- Joint Stock Company	REIT	- Real Estate Investment Trust

Currency Abbreviations:

ARS	- Argentine Peso	KZT	- Kazakhstan Tenge
AUD	- Australian Dollar	LKR	- Sri Lankan Rupee
BRL	- Brazilian Real	MAD	- Moroccan Dirham
CAD	- Canadian Dollar	MXN	- Mexican New Peso
CHF	- Swiss Franc	MYR	- Malaysian Ringgit

CLP	- Chilean Peso	NGN	- Nigerian Naira
CNH	- Chinese Yuan Renminbi	NOK	- Norwegian Krone
CNY	- Chinese Renminbi	NZD	- New Zealand Dollar
COP	- Colombian Peso	PEN	- Peruvian Nuevo Sol
CZK	- Czech Koruna	PHP	- Philippine Peso
DKK	- Danish Krone	PLN	- Polish Zloty
DOP	- Dominican Republic Peso	RON	- New Romanian Leu
EGP	- Egyptian Pound	RUB	- Russian Ruble
EUR	- Euro	SEK	- Swedish Krona
GBP	- British Pound Sterling	SGD	- Singapore Dollar
GHS	- Ghanaian Cedi	THB	- Thai Baht
HKD	- Hong Kong Dollar	TRY	- New Turkish Lira
HUF	- Hungarian Forint	TWD	- Taiwan Dollar
IDR	- Indonesian Rupiah	UAH	- Ukranian Hrynia
ILS	- Israeli Shekel	UGX	- Ugandan Shilling
INR	- Indian Rupee	USD	- United States Dollar
JPY	- Japanese Yen	UYU	- Uruguayan Peso
KRW	- South Korean Won	ZAR	- South African Rand

Counterparty Abbreviations:

BNP	- BNP Paribas SA	JPM	- JPMorgan Chase Bank NA
BOA	- Bank of America NA	JPMS	- JPMorgan Securities, Inc.
BRC	- Barclays Bank PLC	MEL	- The Bank of New York Mellon Corp.
CAN	- Canadian Imperial Bank of Commerce	RBC	- Royal Bank of Canada
CIT	- Citibank NA	SCB	- Standard Chartered Bank
GSC	- Goldman Sachs International	SSB	- State Street Bank and Trust Co.
HSB	- HSBC Bank USA NA	UBS	- UBS AG

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Concentrated Portfolio
Industry†
Aerospace & Defense	2.1%	2.0%	7.3%
Airlines	1.2	1.2	—
Auto Components	1.7	2.3	6.7
Automobiles	1.5	—	4.0
Banks	9.7	9.4	9.5
Beverages	3.7	2.8	3.3
Biotechnology	1.6	2.5	—
Building Products	2.8	2.1	—
Capital Markets	1.1	—	—
Chemicals	2.1	—	—
Construction & Engineering	1.5	1.4	—
Containers & Packaging	—	—	2.3
Diversified Telecommunication Services	2.2	2.0	—
Electric Utilities	1.4	1.7	—
Electrical Equipment	1.0	1.0	—
Energy Equipment & Services	0.9	—	—
Entertainment	1.2	2.8	2.8
Health Care Equipment & Supplies	2.5	3.3	5.4
Health Care Providers & Services	1.3	1.0	—
Hotels, Restaurants & Leisure	2.1	2.1	4.3
Household Durables	1.8	—	2.4
Insurance	8.0	10.8	7.6
Interactive Media & Services	—	4.9	6.1
IT Services	2.2	3.5	2.0
Leisure Products	1.5	—	2.2
Machinery	2.6	3.4	—
Media	1.2	—	—
Metals & Mining	1.7	2.2	3.0
Multiline Retail	2.7	2.0	—
Oil, Gas & Consumable Fuels	6.7	5.7	5.4
Personal Products	3.3	2.7	—
Pharmaceuticals	3.5	2.5	—
Professional Services	3.2	4.0	5.0
Real Estate Management & Development	2.1	2.0	—
Road & Rail	1.1	1.2	—
Semiconductors & Semiconductor Equipment	1.1	2.6	4.7
Software	2.9	3.2	5.5
Specialty Retail	—	0.6	—
Textiles, Apparel & Luxury Goods	—	0.8	—
Tobacco	2.0	1.8	3.3
Trading Companies & Distributors	3.3	2.7	—
Water Utilities	—	0.5	—
Wireless Telecommunication Services	2.4	2.8	0.8
Subtotal	94.9	97.5	93.6
Short-Term Investments	4.9	2.3	4.3
Total Investments	99.8%	99.8%	97.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Small Cap Equity Portfolio
Industry†
Aerospace & Defense	6.1%	0.7%	1.0%
Airlines	—	2.4	—
Auto Components	0.7	2.0	2.1
Automobiles	1.1	2.2	—
Banks	8.5	9.6	1.2
Beverages	6.5	0.2	2.5
Biotechnology	2.6	2.1	—
Building Products	2.7	0.5	2.8
Capital Markets	3.2	2.4	6.3
Chemicals	—	3.6	2.0
Commercial Services & Suppliers	—	0.1	2.5
Communications Equipment	—	—	1.1
Construction & Engineering	—	2.1	—
Consumer Finance	1.5	0.1	0.9
Containers & Packaging	—	0.3	1.0
Diversified Financial Services	0.6	1.2	3.7
Diversified Telecommunication Services	—	0.3	1.3
Electric Utilities	0.7	2.5	—
Electrical Equipment	—	0.4	1.0
Electronic Equipment, Instruments & Components	1.4	0.6	7.0
Energy Equipment & Services	—	—	2.2
Entertainment	5.5	0.8	1.4
Equity Real Estate Investment Trusts (REITs)	—	0.4	—
Food & Staples Retailing	—	1.6	2.1
Food Products	1.0	3.9	0.7
Gas Utilities	—	0.4	—
Health Care Equipment & Supplies	1.8	0.3	—
Health Care Providers & Services	1.0	0.2	1.1
Health Care Technology	—	—	1.4
Hotels, Restaurants & Leisure	1.6	1.3	1.5
Household Durables	—	1.2	3.0
Industrial Conglomerates	—	1.1	1.5
Insurance	9.4	6.6	—
Interactive Media & Services	1.8	0.2	4.8
Internet & Direct Marketing Retail	1.4	—	—
IT Services	2.8	1.7	2.3
Leisure Products	1.3	0.3	—
Life Sciences Tools & Services	—	0.3	1.3
Machinery	4.7	2.2	8.0
Marine	—	0.2	—
Media	2.8	0.4	3.9
Metals & Mining	2.6	2.3	1.6
Multiline Retail	2.9	0.2	—
Oil, Gas & Consumable Fuels	5.0	8.3	0.8
Paper & Forest Products	—	0.1	—
Personal Products	1.8	4.1	—
Pharmaceuticals	—	8.0	0.6
Professional Services	3.7	1.4	3.8
Real Estate Management & Development	2.2	3.3	8.9
Road & Rail	—	1.2	—

Semiconductors & Semiconductor Equipment	1.1	1.6	—
Software	—	1.1	3.0
Specialty Retail	—	1.1	1.0
Technology Hardware, Storage & Peripherals	—	2.0	—
Textiles, Apparel & Luxury Goods	—	1.1	2.8
Thrifts & Mortgage Finance	0.9	—	—
Tobacco	1.8	1.9	—
Trading Companies & Distributors	2.6	1.7	3.3
Water Utilities	—	—	0.7
Wireless Telecommunication Services	1.2	3.1	—
Subtotal	96.5	98.9	98.1
Short-Term Investments	3.2	1.1	1.5
Total Investments	99.7%	100.0%	99.6%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio
Industry†
Aerospace & Defense	—%	2.1%	3.8%	4.9%	—%	—%
Airlines	—	—	—	1.8	—	0.9
Auto Components	—	—	—	0.5	1.5	0.7
Automobiles	—	—	—	—	3.2	1.1
Banks	—	7.9	9.0	4.3	24.4	18.3
Beverages	2.9	6.7	4.6	1.6	1.3	0.8
Biotechnology	—	3.2	2.6	1.6	—	—
Building Products	—	0.8	—	—	—	—
Capital Markets	—	5.3	6.4	2.8	—	—
Chemicals	—	1.8	—	1.1	—	4.6
Commercial Services & Suppliers	10.3	—	—	2.5	—	—
Communications Equipment	2.2	2.6	1.0	1.1	—	—
Construction & Engineering	—	—	—	0.4	—	—
Construction Materials	—	—	—	—	3.3	1.9
Containers & Packaging	—	—	—	0.9	—	—
Distributors	—	—	—	—	1.0	—
Diversified Consumer Services	4.9	—	—	0.2	—	1.2
Diversified Financial Services	—	—	—	0.1	—	1.7
Diversified Telecommunication Services	—	—	—	2.1	1.5	1.7
Electric Utilities	9.4	—	—	3.8	—	—
Electrical Equipment	—	2.7	—	0.3	—	—
Electronic Equipment, Instruments & Components	—	1.2	1.0	0.4	2.3	3.2
Energy Equipment & Services	—	1.2	1.7	—	—	0.7
Equity Real Estate Investment Trusts (REITs)	—	—	—	2.7	—	—
Entertainment	—	1.5	5.9	0.4	2.3	1.9
Food & Staples Retailing	—	—	—	3.5	2.3	—
Food Products	—	—	—	1.7	—	1.0
Gas Utilities	—	—	—	1.4	0.8	—
Health Care Equipment & Supplies	4.2	—	2.8	0.6	—	—
Health Care Providers & Services	11.7	—	—	3.8	0.7	—
Hotels, Restaurants & Leisure	7.2	2.7	1.1	2.0	—	—
Household Durables	—	—	1.8	—	1.3	2.1
Household Products	2.1	1.7	—	2.8	0.8	—
Industrial Conglomerates	—	1.9	1.2	0.9	1.7	0.9
Insurance	—	7.1	8.4	4.2	3.1	4.9
Interactive Media & Services	0.9	4.3	5.9	—	1.6	7.5
Internet & Direct Marketing Retail	—	1.5	2.8	0.2	—	5.4
IT Services	1.0	6.8	8.5	5.3	5.5	—
Leisure Products	—	1.2	—	0.7	—	—
Life Sciences Tools & Services	—	4.6	2.7	0.4	—	0.4
Machinery	—	3.5	2.3	0.9	1.6	—
Marine	—	—	—	0.3	—	—
Media	9.5	—	3.3	2.4	—	1.2
Metals & Mining	—	0.7	0.9	2.0	1.8	5.2
Multiline Retail	1.9	1.3	0.7	0.3	0.6	—
Multi-Utilities	3.0	—	—	2.4	—	—
Oil, Gas & Consumable Fuels	—	—	3.2	3.9	9.7	7.8
Paper & Forest Products	—	—	—	—	—	1.4
Personal Products	—	3.1	—	1.6	0.9	1.5
Pharmaceuticals	—	4.2	1.8	6.3	—	—
Professional Services	6.2	5.1	1.2	0.4	—	—

Real Estate Management & Development	—	1.0	1.5	3.2	—	0.4
Road & Rail	—	1.7	1.4	0.9	—	1.1
Semiconductors & Semiconductor Equipment	2.0	1.0	1.1	2.6	7.7	9.1
Software	8.3	2.7	3.9	1.2	—	—
Specialty Retail	—	—	—	3.6	0.8	—
Technology Hardware, Storage & Peripherals	—	—	—	0.9	4.6	6.0
Textiles, Apparel & Luxury Goods	—	—	1.5	1.2	—	1.1
Thrifts & Mortgage Finance	—	0.7	—	—	—	—
Tobacco	—	0.6	0.7	0.5	1.5	—
Trading Companies & Distributors	—	2.3	3.1	1.5	—	0.6
Transportation Infrastructure	5.3	—	—	0.3	0.7	1.2
Water Utilities	4.6	—	—	—	0.6	—
Wireless Telecommunication Services	—	—	—	1.5	9.4	0.9
Subtotal	97.6	96.7	97.8	98.9	98.5	98.4
Short-Term Investments	2.3	3.2	2.1	0.9	2.0	2.0
Total Investments	99.9%	99.9%	99.9%	99.8%	100.5%	100.4%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio
Industry†
Aerospace & Defense	0.6%	—%
Air Freight & Logistics	1.1	—
Airlines	—	1.3
Auto Components	—	0.2
Automobiles	—	1.3
Banks	22.6	15.0
Beverages	—	0.8
Biotechnology	—	0.2
Building Products	—	0.2
Capital Markets	—	1.7
Chemicals	—	3.4
Construction & Engineering	2.5	0.2
Construction Materials	2.8	1.1
Consumer Finance	1.8	0.6
Distributors	—	0.1
Diversified Consumer Services	1.5	0.6
Diversified Financial Services	—	0.5
Diversified Telecommunication Services	—	2.1
Electric Utilities	—	1.1
Electrical Equipment	2.5	—
Electronic Equipment, Instruments & Components	3.3	1.3
Energy Equipment & Services	2.2	—
Entertainment	1.8	0.2
Food & Staples Retailing	—	2.8
Food Products	—	2.2
Gas Utilities	0.6	1.2
Health Care Equipment & Supplies	—	0.7
Health Care Providers & Services	1.5	0.2
Hotels, Restaurants & Leisure	1.6	0.2
Household Durables	2.7	0.3
Household Products	—	0.2
Industrial Conglomerates	—	1.8
Insurance	2.3	2.6
Interactive Media & Services	11.4	5.5
Internet & Direct Marketing Retail	2.0	3.5
IT Services	0.8	4.0
Life Sciences Tools & Services	—	0.1
Machinery	3.8	0.7
Media	—	1.7
Metals & Mining	3.0	3.6
Oil, Gas & Consumable Fuels	7.9	8.6
Paper & Forest Products	1.2	0.7
Personal Products	—	0.3
Pharmaceuticals	0.7	1.8
Real Estate Management & Development	—	2.9
Semiconductors & Semiconductor Equipment	6.6	7.1
Software	0.9	—
Specialty Retail	0.8	1.2
Technology Hardware, Storage & Peripherals	5.8	5.9

Textiles, Apparel & Luxury Goods	0.7	1.3
Tobacco	—	0.6
Trading Companies & Distributors	—	0.3
Transportation Infrastructure	—	0.6
Water Utilities	1.2	0.1
Wireless Telecommunication Services	—	2.0
Subtotal	98.2	96.6
Short-Term Investments	0.8	3.7
Total Investments	99.0%	100.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Lazard Emerging Markets Equity Blend Portfolio
Industry†
Air Freight & Logistics	1.6%
Auto Components	0.9
Automobiles	0.6
Banks	19.7
Beverages	0.6
Chemicals	1.2
Commercial Services & Suppliers	0.7
Construction & Engineering	1.8
Construction Materials	3.8
Consumer Finance	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.7
Diversified Financial Services	0.5
Diversified Telecommunication Services	0.7
Electronic Equipment, Instruments & Components	2.9
Entertainment	2.4
Food Products	0.5
Gas Utilities	0.5
Health Care Equipment & Supplies	0.3
Hotels, Restaurants & Leisure	1.1
Household Durables	2.4
Household Products	0.5
Industrial Conglomerates	0.7
Insurance	2.5
Interactive Media & Services	4.5
Internet & Direct Marketing Retail	1.9
IT Services	3.5
Leisure Products	0.4
Machinery	1.2
Media	0.9
Metals & Mining	2.4
Oil, Gas & Consumable Fuels	6.9
Paper & Forest Products	1.0
Pharmaceuticals	2.1
Real Estate Management & Development	0.2
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	7.0
Software	1.2
Specialty Retail	0.7
Technology Hardware, Storage & Peripherals	5.7
Textiles, Apparel & Luxury Goods	1.7
Thrifts & Mortgage Finance	0.3
Tobacco	0.5
Trading Companies & Distributors	0.6
Transportation Infrastructure	0.5
Water Utilities	1.7
Wireless Telecommunication Services	3.2
Subtotal	95.5
Short-Term Investments	4.0
Total Investments	99.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Emerging Markets Multi-Asset Portfolio	Lazard Emerging Markets Debt Portfolio
Industry†
Air Freight & Logistics	0.9%	—%
Auto Components	0.5	—
Automobiles	0.4	—
Banks	11.5	1.5
Beverages	0.3	—
Chemicals	0.7	—
Commercial Services & Suppliers	0.5	—
Communications Equipment	0.3	0.2
Construction & Engineering	1.0	—
Construction Materials	2.2	—
Consumer Finance	0.1	—
Containers & Packaging	0.1	—
Diversified Consumer Services	0.5	—
Diversified Financial Services	0.3	0.2
Diversified Telecommunication Services	0.4	0.4
Electric Utilities	0.5	2.1
Electronic Equipment, Instruments & Components	1.7	—
Energy Equipment & Services	—	0.1
Entertainment	1.4	—
Food Products	0.3	—
Gas Utilities	0.3	—
Health Care Equipment & Supplies	0.3	—
Hotels, Restaurants & Leisure	0.6	—
Household Durables	1.4	—
Household Products	0.3	—
Independent Power & Renewable Electricity Producers	—	0.9
Industrial Conglomerates	0.4	—
Insurance	1.4	—
Interactive Media & Services	2.5	—
Internet & Direct Marketing Retail	1.0	—
IT Services	2.0	—
Leisure Products	0.2	—
Machinery	0.7	—
Media	0.5	0.1
Metals & Mining	1.3	0.8
Oil, Gas & Consumable Fuels	4.3	1.0
Paper & Forest Products	0.6	—
Pharmaceuticals	1.2	—
Real Estate Management & Development	0.1	—
Road & Rail	0.4	—
Semiconductors & Semiconductor Equipment	4.0	—
Software	0.7	—
Specialty Retail	0.4	—
Technology Hardware, Storage & Peripherals	3.2	—
Textiles, Apparel & Luxury Goods	1.0	—
Thrifts & Mortgage Finance	0.2	0.1
Tobacco	0.3	—
Trading Companies & Distributors	0.3	—
Transportation Infrastructure	0.3	—

Water Utilities	1.0	—
Wireless Telecommunication Services	1.8	0.4
Subtotal	56.3	7.8
Foreign Government Obligations	25.6	84.2
Supranational Bonds	0.3	0.3
US Treasury Securities	9.7	3.3
Short-Term Investments	3.3	2.8
Total Investments	95.2%	98.4%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Lazard Explorer Total Return Portfolio
Industry†
Banks	3.6%
Capital Markets	0.2
Chemicals	0.5
Communications Equipment	1.0
Diversified Financial Services	0.9
Diversified Telecommunication Services	0.7
Electric Utilities	3.9
Energy Equipment & Services	0.3
Food & Staples Retailing	0.4
Independent Power & Renewable Electricity Producers	1.5
Insurance	0.1
Media	0.3
Metals & Mining	1.3
Oil, Gas & Consumable Fuels	3.3
Wireless Telecommunication Services	1.9
Subtotal	19.9
Foreign Government Obligations	72.1
Purchased Options	0.6
Short-Term Investments	3.4
Total Investments	96.0%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

	Lazard Global Fixed Income Portfolio	Lazard Global Realty Equity Portfolio	Lazard Global Listed Infrastructure Portfolio
Industry†
Air Freight & Logistics	0.6%	—%	—%
Automobiles	1.0	—	—
Banks	4.8	—	—
Beverages	2.3	—	—
Capital Markets	2.8	—	—
Construction & Engineering	—	—	4.7
Consumer Finance	0.7	—	—
Containers & Packaging	0.5	—	—
Diversified Financial Services	1.6	—	—
Diversified Telecommunication Services	0.9	1.2	—
Electric Utilities	2.0	—	29.1
Equity Real Estate Investment Trusts (REITs)	—	66.1	—
Food Products	0.8	—	—
Gas Utilities	—	—	2.9
Health Care Providers & Services	2.2	—	—
Hotels, Restaurants & Leisure	0.7	1.3	—
Internet & Direct Marketing Retail	1.1	—	—
Machinery	0.9	—	—
Media	—	—	9.3
Multi-Utilities	—	—	7.6
Oil, Gas & Consumable Fuels	—	—	4.5
Pharmaceuticals	1.2	—	—
Real Estate Management & Development	—	30.3	—
Road & Rail	—	—	3.8
Software	1.7	—	—
Specialty Retail	1.0	—	—

Technology Hardware, Storage & Peripherals	1.7	—	—
Textiles, Apparel & Luxury Goods	1.2	—	—
Trading Companies & Distributors	0.5	—	—
Transportation Infrastructure	—	—	16.9
Water Utilities	—	—	12.1
Subtotal	30.2	98.9	90.9
Foreign Government Obligations	43.9	—	—
Supranational Bonds	12.4	—	—
US Municipal Bonds	1.8	—	—
US Treasury Securities	9.9	—	—
Short-Term Investments	1.8	1.3	9.0
Total Investments	100.0%	100.2%	99.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

	Lazard Real Assets and Pricing Opportunities Portfolio	Lazard Global Dynamic Multi-Asset Portfolio
Industry†
Aerospace & Defense	1.7%	3.7%
Air Freight & Logistics	—	0.1
Airlines	0.7	0.9
Auto Components	0.4	0.5
Automobiles	0.2	0.4
Banks	2.7	6.6
Beverages	—	2.6
Biotechnology	0.5	2.4
Building Products	0.2	0.2
Capital Markets	0.7	3.1
Chemicals	1.1	1.3
Commercial Services & Suppliers	1.0	0.6
Communications Equipment	0.7	1.1
Construction & Engineering	0.7	0.2
Construction Materials	0.5	—
Consumer Finance	—	0.6
Containers & Packaging	—	0.5
Diversified Consumer Services	0.1	0.1
Diversified Financial Services	—	0.4
Diversified Telecommunication Services	0.7	1.5
Electric Utilities	4.1	1.8
Electrical Equipment	—	0.8
Electronic Equipment, Instruments & Components	0.1	0.8
Energy Equipment & Services	0.3	0.4
Equity Real Estate Investment Trusts (REITs)	9.9	1.4
Entertainment	0.1	0.6
Food & Staples Retailing	2.3	1.5
Food Products	0.4	0.7
Gas Utilities	0.7	0.6
Health Care Equipment & Supplies	—	0.6
Health Care Providers & Services	0.8	2.9
Health Care Technology	—	0.1
Hotels, Restaurants & Leisure	0.5	1.5
Household Durables	0.1	0.1
Household Products	0.8	1.2
Independent Power & Renewable Electricity Producers	0.4	0.1
Industrial Conglomerates	0.3	1.0
Insurance	2.0	3.7
Interactive Media & Services	—	0.8
Internet & Direct Marketing Retail	—	1.1
IT Services	1.5	4.7
Leisure Products	0.3	0.6
Life Sciences Tools & Services	1.1	1.2
Machinery	0.2	1.2
Marine	0.1	0.1
Media	1.9	1.1
Metals & Mining	1.3	1.1
Multiline Retail	0.1	0.5
Multi-Utilities	1.6	0.8
Oil, Gas & Consumable Fuels	1.7	4.3
Paper & Forest Products	—	0.1

Personal Products	0.5	1.4
Pharmaceuticals	1.7	4.5
Professional Services	0.1	1.1
Real Estate Management & Development	4.3	1.5
Road & Rail	1.8	1.0
Semiconductors & Semiconductor Equipment	0.7	2.3
Software	—	2.7
Specialty Retail	0.5	2.9
Technology Hardware, Storage & Peripherals	0.3	2.2
Textiles, Apparel & Luxury Goods	0.2	0.8
Thrifts & Mortgage Finance	—	0.1
Tobacco	0.4	0.6
Trading Companies & Distributors	0.8	1.6
Transportation Infrastructure	2.6	0.1
Water Utilities	1.9	—
Wireless Telecommunication Services	0.5	1.0
Subtotal	60.8	88.0
Exchange-Traded Funds	1.2	—
Foreign Government Obligations	8.2	7.5
Supranational Bonds	—	1.1
US Municipal Bonds	—	0.5
US Treasury Securities	13.8	1.6
Short-Term Investments	13.7	1.5
Total Investments	97.7%	100.2%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country (concluded):

	Lazard Enhanced
	Opportunities Portfolio
Industry†	Long	Short
Aerospace & Defense	0.8%	-0.7%
Air Freight & Logistics	1.2	-0.8
Banks	0.4	-0.1
Biotechnology	7.4	-5.0
Building Products	0.8	-0.3
Capital Markets	0.8	-0.4
Chemicals	0.6	-0.2
Commercial Services & Supplies	1.0	-0.6
Communications Equipment	1.5	-0.5
Construction & Engineering	0.7	-0.6
Construction Materials	2.4	-0.1
Consumer Finance	7.6	-2.4
Diversified Consumer Services	0.8	-0.5
Diversified Financial Services	1.0	—
Electric Utilities	1.1	-0.4
Electronic Equipment, Instruments & Components	3.2	-1.6
Energy Equipment & Services	3.0	-0.7
Entertainment	0.8	-0.4
Equity Real Estate Investment Trusts (REITs)	6.9	-4.0
Health Care Equipment & Supplies	2.9	-2.0
Health Care Technology	2.0	-1.1
Hotels, Restaurants & Leisure	0.9	-0.3
Internet & Direct Marketing Retail	0.8	-0.3
IT Services	5.9	-3.6
Life Sciences Tools & Services	0.4	-0.1
Machinery	2.0	—
Media	1.8	—
Metals & Mining	4.6	-2.0
Mortgage Real Estate Investment Trusts (REITs)	0.4	-0.2
Multi- Utilities	0.4	-0.2
Oil, Gas & Consumable Fuels	4.8	-1.6
Personal Products	2.0	-1.4
Pharmaceuticals	4.8	-2.3
Professional Services	0.4	-0.1
Real Estate Management & Development	0.6	—
Semiconductors & Semiconductor Equipment	2.3	-1.4
Software	10.7	-7.1
Trading Companies & Distributors	0.8	-0.4
Wireless Telecommunications Services	1.0	-0.7

Subtotal	91.5	-44.1
Exchange-Traded Funds	—	-1.2
Purchased Options	0.1	—
Short-Term Investments	42.0	—
Total Investments	133.6%	-45.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about The Lazard Funds, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 26, 2018

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 26, 2018